UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215
Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17
Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2017
Date of reporting period:	1/31/2017

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 84.1%
ASSET-BACKED SECURITIES — 23.6%
Collateralized Loan Obligations — 15.1%
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.570	%(a)	07/20/26		400	$400,917
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26		500	491,219
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.723	%(a)	01/15/28		500	498,890
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.513	%(a)	10/15/28		250	249,979
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.469	%(a)	04/28/26		800	801,503
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.123	%(a)	04/15/25		500	500,297
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452	%(a)	07/16/26		250	250,274
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.563	%(a)	10/15/26		250	250,518
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143	%(a)	07/16/25		250	249,419
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.441	%(a)	10/22/25		250	251,055
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.523	%(a)	04/17/26		500	500,190
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	3.173	%(a)	04/17/26		500	501,000
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.473	%(a)	10/17/26		250	249,901
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.554	%(a)	04/18/27		500	500,041
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.434	%(a)	01/24/29		250	249,261
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.650	%(a)	01/20/28		250	250,968
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.630	%(a)	10/20/26		250	251,258
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.554	%(a)	07/18/27		250	250,778
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.352	%(a)	04/13/27		750	750,430
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173	%(a)	04/17/25		250	249,827
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.318	%(a)	10/20/29		500	499,549
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1, 144A	2.202	%(a)	02/14/25		250	250,084
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A^	2.289	%(a)	05/15/25		750	749,625
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.497	%(a)	07/27/26		500	500,960
Carlyle Global Markets Strategies Euro CLO Ltd., Series 2013-2A, Class A1R, 144A^	0.823	%(a)	10/15/26	EUR	500	539,402
Carlyle Global Markets Strategies Euro CLO Ltd. (European Currency Unit), Series 14-2A	2.250%		08/15/27	EUR	1,000	1,079,506
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.580	%(a)	04/20/26		800	801,274
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A	2.424	%(a)	10/18/26		250	249,901

Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.591	%(a)	04/22/27		750	750,738
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.473	%(a)	07/15/26		250	249,693
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.331	%(a)	05/05/27		250	249,808
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A(b)	2.180	%(a)	04/20/26		400	399,360
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A(b)	3.280%		01/25/27		350	344,603
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.563	%(a)	04/15/27		400	400,359
Jamestown CLO IX Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A	2.320	%(a)	10/20/28		750	749,234
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.496	%(a)	05/15/26		250	250,321
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A^	2.310	%(a)	04/18/26		1,750	1,749,125
Madison Park Funding Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	2.196	%(a)	08/15/22		439	439,118
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A(b)	2.474	%(a)	01/18/27		250	250,541
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.780	%(a)	04/20/28		250	250,507
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.483	%(a)	07/15/27		500	498,801
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.479	%(a)	10/30/27		500	500,034
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	%(a)	01/20/29		1,250	1,249,011
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.329	%(a)	01/17/27		1,000	997,607
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.411	%(a)	05/21/27		250	250,538
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A	2.563	%(a)	01/15/29		500	499,571
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.543	%(a)	04/15/26		450	452,152
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.448	%(a)	07/25/26		250	250,239
Regatta VII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.374	%(a)	12/20/28		500	499,867
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073	%(a)	04/15/25		350	349,752
St. Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A^	2.400%		04/30/30	EUR	1,000	1,079,506
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26		300	295,672
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.661	%(a)	01/22/27		750	750,071
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434	%(a)	01/15/29		500	499,511
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	%(a)	10/25/28		500	499,989
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.143	%(a)	07/15/25		250	250,157
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.530	%(a)	04/20/26		800	800,190

Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.507	%(a)	10/20/28	500	502,933

					28,677,034

Non-Residential Mortgage-Backed Securities — 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	299,263
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A	2.171	%(a)	01/25/41	97	97,120
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	500	499,532
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	400	397,464
Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25	100	99,837
Onemain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	900	899,980
Onemain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21	300	299,979
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	500	504,224
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	500	499,831
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	200	200,206
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	300	304,648
Oportun Funding Iv LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	300	297,708
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	459	461,114
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	500	504,604

					5,365,510

Residential Mortgage-Backed Securities — 5.7%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	%(a)	03/25/33	139	138,756
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.821	%(a)	12/25/33	241	230,742
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.679	%(a)	12/15/33	186	175,026
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598	%(a)	09/29/31	85	85,289
Bayview Opportunity Master Fund IIIB NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	296	296,389
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.626	%(a)	08/25/34	318	298,967
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	2.271	%(a)	03/25/43	372	364,302
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.626	%(a)	06/25/34	1,008	882,237
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	1.371	%(a)	06/25/33	121	106,329
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.742	%(a)	12/26/46	684	689,930
Fremont Home Loan Trust, Series 2004-2, Class M1	1.626	%(a)	07/25/34	615	562,391
Home Equity Asset Trust, Series 2003-8, Class M1	1.851	%(a)	04/25/34	685	635,751
HSBC Home Equity Loan Trust, Series 2007-1, Class M2	1.257	%(a)	03/20/36	860	826,079
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.791	%(a)	10/25/33	304	289,497

Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-3, Class A2	1.371	%(a)	06/25/33	392	371,287
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2	1.411	%(a)	07/25/33	413	384,813
RAMP Trust, Series 2005-EFC3, Class M5	1.731	%(a)	08/25/35	1,400	1,296,694
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	1.471	%(a)	04/25/33	261	253,775
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	1.471	%(a)	08/25/33	217	214,326
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.771	%(a)	09/25/34	1,342	1,279,012
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500	%(a)	10/25/46	187	185,833
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	225	226,021
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375	%(a)	02/25/55	215	215,468
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625	%(a)	07/25/45	701	701,827

					10,710,741

TOTAL ASSET-BACKED SECURITIES (cost $44,679,107)					44,753,285

BANK LOANS(a) — 1.4%
Automobiles — 0.1%
Chrysler Group LLC, Term Loan	3.270%		12/29/18	163	162,987

Chemicals — 0.1%
Avantor Performance Materials Holdings, Inc., Term Loan(a)	6.000%		06/21/22	200	202,056
MacDermid, Inc., Term Loan	4.500%		06/07/20	58	58,894

					260,950

Health Care Providers & Services — 0.1%
Community Health Systems, Inc., Term Loan	4.180%		12/31/18	296	291,622

IT Services — 0.2%
Vantiv LLC, Term Loan	3.023%		10/14/21	444	442,419

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Term Loan	3.025%		07/01/20	485	485,800
Lions Gate Entertainment Corp.^	3.453%		12/08/21	240	240,000

					725,800

Pharmaceuticals — 0.1%
Capsugel Holdings U.S., Inc., Term Loan	4.000%		07/31/21	152	151,728

Retail — 0.1%
Rite Aid Corp., Term Loan	4.875%		06/21/21	150	150,219

Technology — 0.3%
Dell International LLC, Term Loan	2.998%		12/31/18	525	525,131

TOTAL BANK LOANS (cost $2,692,667)					2,710,856

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.647	%(a)	04/10/49	15	15,484
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	160	162,914

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33	300	307,919
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4	3.283%		05/10/58	600	597,212
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class BFL, 144A	3.068	%(a)	02/15/33	600	602,012
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM	5.714	%(a)	12/10/49	1,000	1,012,125
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	250	251,008
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	250	259,398
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	400	399,474
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	700	679,185
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49	100	100,329
Cityline Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.778	%(a)	11/10/31	300	293,180
Cityline Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.778	%(a)	11/10/31	100	95,557
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	2.013	%(a)	05/15/45	1,171	90,055
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	250	255,088
Commercial Mortgage Trust, Series 2014-CR15, Class XB, IO, 144A	0.024	%(a)	02/10/47	157,461	216,540
Commercial Mortgage Trust, Series 2014-UBS2, Class XB, IO, 144A	0.138	%(a)	03/10/47	42,900	399,433
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	400	418,078
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	150	154,386
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	300	311,233
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	200	209,556
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	700	676,124
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	350	363,637
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	400	383,577
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $188,278; purchased 12//09/16)(b)(c)	3.808	%(a)	12/10/36	200	192,276
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(a)	09/10/35	250	246,927
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	2,000	1,924,285
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.976	%(a)	01/25/20	7,897	193,571
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.123	%(a)	04/25/20	6,242	169,428
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.620	%(a)	06/25/20	1,333	52,931
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.391	%(a)	01/25/22	3,036	166,872
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439	%(a)	05/25/22	1,882	116,657
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.882	%(a)	10/25/22	6,751	275,047
GS Mortgage Securities Trust, Series 2014-GC18, Class XB, IO	0.060	%(a)	01/10/47	20,000	200,354
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.338	%(a)	04/10/47	15,000	436,098
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	0.945	%(a)	05/15/48	20,815	831,613

JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5	3.576%		03/15/49	600	615,700
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485	%(a)	03/12/51	179	179,074
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	350	338,103
SCG Trust, Series 2013-SRP1, Class A, 144A	2.168	%(a)	11/15/26	620	620,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	300	300,458

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,425,297)					15,112,898

CORPORATE BONDS — 39.3%
Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	100	99,852
Bunge Ltd. Finance Corp., Gtd. Notes	3.200%		06/15/17	100	100,449
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		05/17/21	100	106,810

					307,111

Airlines — 0.2%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%		07/15/24	152	162,226
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%		11/23/20	107	112,050
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%		10/11/27	146	150,278

					424,554

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	700	703,570
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	70	80,625
General Motors Financial Co., Inc., Gtd. Notes	3.500%		07/10/19	295	300,565
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	200	206,700

					1,291,460

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19	225	226,687
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22	200	206,000
Dana, Inc., Sr. Unsec’d. Notes	5.375%		09/15/21	75	77,813

					510,500

Banks — 8.1%
Banco De Credito Del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250%		10/25/19	200	199,000
Bank of America Corp., Jr. Sub. Notes	6.300	%(a)	12/31/49	40	42,800
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	175	182,490
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	125	125,225
Bank of America Corp., Sr. Unsec’d. Notes, MTN	1.868	%(a)	04/01/19	250	251,335
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	520	524,952
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	250	259,008
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	%(a)	01/20/48	470	467,822
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	125	130,675
Bank of America Corp., Sub. Notes	5.420%		03/15/17	100	100,474
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	300	297,632
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	%(a)	12/31/49	125	118,788
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	310	310,449

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	200	200,906
Branch Banking & Trust Co., Sr. Unsec’d. Notes, BKNT	2.850%		04/01/21	550	557,241
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	125	128,935
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	235	243,225
Citigroup, Inc., Jr. Sub. Notes	6.125	%(a)	12/31/49	105	110,303
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	210	212,764
Citigroup, Inc., Sub. Notes	4.600%		03/09/26	165	169,636
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	250	248,130
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	250	248,953
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	315	313,735
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	250	241,123
Fifth Third Bank, Sr. Unsec’d. Notes, BKNT	2.375%		04/25/19	200	201,677
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	175	179,025
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	280	271,710
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	325	321,375
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	345	344,261
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	200	206,186
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	125	129,303
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	125	135,360
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(a)	12/31/49	125	128,911
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	200	206,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	350	355,789
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	550	572,665
JPMorgan Chase & Co., Sub. Notes	3.625%		12/01/27	385	370,722
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	215	218,687
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	400	437,279
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	375	409,730
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes, BKNT	2.300%		01/30/19	350	353,651
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	07/29/49	75	76,125
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	440	435,053
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%		07/23/25	175	178,617
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	400	434,326
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	200	210,938
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	335	339,907
PNC Bank NA, Sub. Notes, BKNT	4.200%		11/01/25	350	370,824
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	240	239,099
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375%		03/25/19	325	326,131
State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.125%		08/01/17	900	909,234
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	125	129,219
U.S. Bancorp, Sr. Unsec’d. Notes, MTN(d)	1.438	%(a)	04/25/19	500	501,421
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950%		09/24/20	450	450,310
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	200	210,000
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21	75	74,248

					15,413,384

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	160	167,491
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	40	42,804

Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27	200	201,440
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%	01/01/20	200	207,300

				619,035

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	250	262,327
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	145	140,941

				403,268

Building Materials — 0.1%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	200	217,740

Chemicals — 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	100	105,777
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	93	98,459
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	350	396,308
W.R. Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	300	314,625
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%	02/15/21	540	561,127

				1,476,296

Commercial Services — 0.7%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26	265	256,161
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	2.800%	11/01/18	100	101,265
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	18	17,910
Service Corp. International, Sr. Unsec’d. Notes	7.625%	10/01/18	675	729,000
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	250	267,934

				1,372,270

Computers — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	100	102,057
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	85	88,463
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20	300	290,901
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	310	311,591
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	60	60,773
Western Digital Corp., Gtd. Notes, 144A	10.500%	04/01/24	450	529,875

				1,383,660

Containers & Packaging — 0.5%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	116	118,668
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	250	277,188
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	500	514,790

				910,646

Distribution/Wholesale — 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	600	577,500

Diversified Financial Services — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	150	153,554
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%	09/29/17	200	201,625
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%	09/15/24	GBP 100	125,814
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	250	250,048

CIT Group, Inc., Sr. Unsec’d. Notes	4.250%	08/15/17		100	101,000
Discover Financial Services, Sr. Unsec’d. Notes	5.200%	04/27/22		400	432,096
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	03/15/17		75	75,605
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%	09/01/17		175	182,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750%	03/19/19		100	101,037
Synchrony Financial, Sr. Unsec’d. Notes	3.700%	08/04/26		350	338,810

					1,961,589

Diversified Machinery — 0.3%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17		100	105,000
CNH Industrial Capital LLC, Gtd. Notes	4.375%	11/06/20		200	207,250
CNH Industrial Capital LLC, Gtd. Notes	4.875%	04/01/21		75	78,094
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		100	108,181

					498,525

Electric — 1.4%
Commonwealth Edison Co., First Mortgage	2.150%	01/15/19		25	25,191
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56		25	25,052
ContourGlobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A(b)	5.125%	06/15/21	EUR	275	313,043
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		275	280,500
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		275	286,413
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19		350	359,187
Enersis Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26		30	29,256
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25		125	129,386
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24		425	445,323
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21		126	130,725
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19		300	302,040
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21		300	317,852

					2,643,968

Entertainment — 0.6%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21		250	257,606
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20		325	341,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(b)	5.000%	08/01/18		200	201,750
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22		400	427,500

					1,228,106

Environmental Control — 0.1%
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21		250	256,300

Food — 1.5%
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20		325	343,688
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(b)	7.250%	06/01/21		600	619,800
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17		250	256,419
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19		550	577,060
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%	04/14/18		150	156,000
Smithfield Foods, Inc., Gtd. Notes, 144A	5.250%	08/01/18		126	127,373
Smithfield Foods, Inc., Gtd. Notes	6.625%	08/15/22		650	689,812

					2,770,152

Forest Products & Paper — 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A(b)	5.400%	11/01/20	200	220,279
International Paper Co., Sr. Unsec’d. Notes	4.400%	08/15/47	125	119,456
Mercer International, Inc. (Canada), Gtd. Notes	7.000%	12/01/19	500	518,125

				857,860

Healthcare-Products — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	380	378,331
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	100	101,655
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	645	652,856

				1,132,842

Healthcare-Services — 1.6%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%	06/15/26	345	344,524
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	100	82,000
Cigna Corp., Sr. Unsec’d. Notes	4.500%	03/15/21	100	106,547
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	250	265,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	225	232,875
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	575	566,375
LifePoint Health, Inc., Gtd. Notes(d)	5.500%	12/01/21	500	512,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	175	183,969
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	225	223,313
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20	350	352,187
Unitedhealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	150	151,357

				3,020,647

Holding Companies - Diversified — 0.3%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750%	09/11/19	350	382,112
Leucadia National Corp., Sr. Unsec’d. Notes	5.500%	10/18/23	100	106,353

				488,465

Home Builders — 2.2%
Beazer Homes USA, Inc., Gtd. Notes, 144A	8.750%	03/15/22	575	625,312
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	250	257,500
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	325	348,563
KB Home, Gtd. Notes	7.000%	12/15/21	325	350,188
KB Home, Gtd. Notes	7.250%	06/15/18	350	371,000
Lennar Corp., Gtd. Notes	4.125%	01/15/22	400	403,380
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	375	392,370
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	500	550,000
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	350	359,625
TRI Pointe Group, Inc., Gtd. Notes	4.875%	07/01/21	350	358,750
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19	125	126,250

				4,142,938

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	150	151,413
Whirlpool Corp., Sr. Unsec’d. Notes	4.700%	06/01/22	100	108,881

				260,294

Housewares — 0.5%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.600%	03/29/19	760	769,440
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	100	103,895

				873,335

Insurance — 1.0%
Arch Capital Finance LLC, Gtd. Notes	4.011%		12/15/26	135	136,879
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	250	275,900
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	70	70,648
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	10	10,439
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%		02/15/20	600	663,381
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	250	269,924
XLIT Ltd. (Ireland), Gtd. Notes	2.300%		12/15/18	400	402,229

					1,829,400

Internet — 0.2%
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.250%		08/06/18	200	203,350
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A, MTN	3.375%		05/02/19	250	255,617

					458,967

Iron/Steel — 0.3%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	500	524,375
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%		08/10/26	44	47,300

					571,675

Lodging — 0.6%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%		11/15/21	450	460,125
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	200	203,545
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	100	100,783
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	275	305,250

					1,069,703

Media — 2.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	725	751,738
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	6.625%		01/31/22	250	258,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	650	667,875
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	60	67,653
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%		10/23/55	20	23,491
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	70	79,572
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.000%		05/15/18	300	314,870
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500%		04/15/21	300	307,875
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.250%		08/01/21	400	416,500
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	100	101,921
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	140	136,553
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(b)	6.750%		09/15/22	700	734,125

					3,860,923

Mining — 0.7%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750	%(a)	10/19/75	185	209,790
Freeport-McMoran, Inc., Gtd. Notes	2.300%		11/14/17	700	699,125
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%		06/01/21	450	496,125

					1,405,040

Miscellaneous Manufacturing
Textron, Inc., Sr. Unsec’d. Notes	3.650%	03/01/21	25	25,491

Multi-National — 0.3%
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	125	124,673
Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	240	233,940
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	200	212,496

				571,109

Office Furnishings — 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%	02/15/21	100	110,930

Oil & Gas — 1.0%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	250	320,467
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	150	158,953
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	350	382,091
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	250	261,875
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	150	157,087
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	100	101,770
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27	50	48,219
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	40	41,260
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	50	51,910
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	325	333,226
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	120	130,050

				1,986,908

Oil & Gas Services — 0.3%
SESI LLC, Gtd. Notes	6.375%	05/01/19	500	501,875

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	95	93,495
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	150	147,546
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	75	74,864
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	165	162,681
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	100	100,192
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	125	129,802
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	925	868,530
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	5.375%	03/15/20	325	279,500

				1,856,610

Pipelines — 0.7%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%	04/01/19	50	50,211
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	250	257,691
Kinder Morgan Energy Partners LP, Gtd. Notes	3.950%	09/01/22	372	383,060
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	50	55,819
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850%	01/31/23	350	336,441
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	75	75,435
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	225	226,441

				1,385,098

Real Estate Investment Trusts (REITs) — 1.1%
Equinix, Inc., Sr. Unsec’d. Notes	4.875%	04/01/20	500	513,750
HCP, Inc., Sr. Unsec’d. Notes	3.750%	02/01/19	100	102,972
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875%	10/01/19	100	112,330

Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	220	245,652
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	450	459,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	100	100,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	400	414,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	100	112,102

				2,059,806

Retail — 1.2%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	75	36,000
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	70	76,988
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	75	78,495
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	400	439,000
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(b)	6.750%	10/15/24	250	257,500
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	1,000	1,041,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	250	261,250

				2,190,483

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	340	337,407
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	100	100,968
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	425	432,438
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	350	361,340
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	200	206,750

				1,438,903

Software — 0.7%
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	132	136,455
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	275	281,315
Infor U.S., Inc., Sr. Sec’d. Notes, 144A(b)	5.750%	08/15/20	300	312,000
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	300	301,690
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	155	156,231
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	182	186,550

				1,374,241

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	100	106,374
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	375	358,720
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	35	32,905
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	45	41,104
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	135	135,305
AT&T, Inc., Sr. Unsec’d. Notes	5.700%	03/01/57	110	109,581
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	200	209,635
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19	200	201,103
Centurylink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21	350	371,875
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	600	615,750
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	7.000%	02/15/20	200	195,250
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	50	54,965
Sprint Communications, Inc., Gtd. Notes, 144A(b)	7.000%	03/01/20	150	162,938
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000%	11/15/18	200	219,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	400	400,500
T-Mobile USA, Inc., Gtd. Notes	6.250%	04/01/21	250	259,050

T-Mobile USA, Inc., Gtd. Notes	6.464%	04/28/19		100	101,550
T-Mobile USA, Inc., Gtd. Notes	6.731%	04/28/22		250	260,000
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	200	273,957
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21		595	611,237
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		125	111,938
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		300	322,522

					5,155,259

Textiles — 0.5%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21		855	884,925

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21		100	104,197
XPO Logistics, Inc., Gtd. Notes, 144A(d)	6.500%	06/15/22		650	677,625

					781,822

TOTAL CORPORATE BONDS (cost $74,147,841)					74,561,613

FOREIGN GOVERNMENT BONDS — 2.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%	04/22/21		150	159,525
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	100	112,420
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		50	63,325
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		150	165,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		100	110,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		120	130,834
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		470	526,240
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	250	282,926
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, RegS	3.750%	06/14/28	EUR	100	113,261
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%	09/14/18		200	198,489
Japan Finance Organization For Municipalities (Japan), Sr. Unsec’d. Notes, 144A, EMTN	2.125%	04/13/21		200	195,777
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, EMTN, RegS	1.500%	09/12/17		400	399,623
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		200	200,332
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125%	10/15/24		300	289,910
Province of Alberta Canada (Canada), Sr. Unsec’d. Notes	1.900%	12/06/19		400	400,542
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%	06/09/21		300	336,750
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	3.250%	10/26/26		200	190,876
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		200	221,100
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		200	227,120
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		230	236,716

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,601,111)					4,560,766

MUNICIPAL BONDS — 0.1%
California
University of California, Revenue Bonds, Series AP	3.931%	05/15/45	25	24,876
University of California, Revenue Bonds, Series J	4.131%	05/15/45	25	24,826

				49,702

New Jersey — 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	100	145,038

TOTAL MUNICIPAL BONDS (cost $198,258)				194,740

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.7%
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.121%(a)	09/25/47	113	102,331
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A^	3.239%(a)	02/28/47	540	540,000
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	2.971%(a)	10/25/28	283	287,027
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.221%(a)	01/25/29	146	146,888
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 144A	4.323%(a)	07/25/29	120	121,699
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.071%(a)	10/25/27	570	608,209
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.021%(a)	11/25/28	250	256,177
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.911%(a)	01/26/37	294	283,975
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.911%(a)	01/26/37	125	104,159
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A^	2.771%(a)	05/01/20	507	500,301
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A	2.771%(a)	07/01/20	767	765,559
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.771%(a)	08/01/20	284	284,362
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-2, Class A, 144A	2.771%(a)	03/01/21	222	221,172
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.771%(a)	09/01/21	163	161,860
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A^	2.766%(a)	01/01/22	490	484,499
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.771%(a)	11/01/21	260	258,624
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 144A^	1.763%(a)	11/10/18	190	190,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A^	1.963%(a)	05/10/19	800	798,190
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	1.933%(a)	06/10/19	100	100,095

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.328	%(a)	12/25/34		458	445,173
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1, 144A	1.538	%(a)	02/20/54	GBP	300	375,272

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $6,986,243)						7,035,572

NON-CORPORATE FOREIGN AGENCIES — 0.7%
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%		05/09/23		200	193,873
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%		01/22/19		50	50,067
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125%		07/02/18		150	162,600
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17		100	102,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20		200	224,400
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		245	273,175
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22		85	86,654
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17		200	200,013

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,235,534)						1,292,782

U.S. GOVERNMENT AGENCY OBLIGATIONS(e) — 0.1%
Federal National Mortgage Assoc.	6.625%		11/15/30		55	76,765
Federal National Mortgage Assoc.	7.125%		01/15/30		80	114,695

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $208,925)						191,460

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Notes(e)(f)	1.625%		04/30/23		2,450	2,372,097
U.S. Treasury Notes	2.000%		11/15/26		55	52,854
U.S. Treasury Notes	2.125%		08/15/21		3,200	3,235,251
U.S. Treasury Notes	2.125%		09/30/21		3,000	3,031,056
U.S. Treasury Strips Coupon	2.763	%(g)	08/15/29		100	70,601
U.S. Treasury Strips Coupon	2.857	%(g)	05/15/31		100	66,573
U.S. Treasury Strips Coupon	3.019	%(g)	11/15/35		200	113,177
U.S. Treasury Strips Coupon	3.177	%(g)	08/15/40		200	95,044

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,096,595)						9,036,653

				Shares
COMMON STOCK
Oil, Gas & Consumable Fuels
Pacific Exploration and Production Corp. (cost $23,457)*					669	28,868

PREFERRED STOCKS — 0.1%
Banks
State Street Corp. (cost $125,000)					5,000	127,350

TOTAL LONG-TERM INVESTMENTS (cost $159,420,035)						159,606,843

SHORT-TERM INVESTMENTS — 17.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(h)	31,321,527	31,321,527
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,138,791; includes $1,138,244 of cash collateral for securities on loan)(h)(i)	1,138,623	1,138,851

TOTAL SHORT-TERM INVESTMENTS (cost $32,460,318)		32,460,378

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.2% (cost $191,880,353)(j)		192,067,221

	Notional Amount (000)#
OPTION WRITTEN*
CALL OPTION
10 Year U.S. Treasury Notes Futures, expiring 02/24/17 Strike Price $125.00 (premiums received $997)	2	(906)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.2% (cost $191,879,356)		192,066,315
Liabilities in excess of other assets(k) — (1.2)%		(2,252,652)

NET ASSETS — 100.0%		$189,813,663

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
BKNT	Bank Note
bps	Basis Points
CAS	Connecticut Avenue Securities
CDS	Credit Default Swap
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
L1	Level 1
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
STACR	Structured Agency Credit Risk
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,332,628 and 3.3% of net assets.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $4,328,480 is approximately 2.3% of net assets.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $188,278. The aggregate value of $192,276 is approximately 0.1% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,113,509; cash collateral of $1,138,244 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(i)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(j)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$193,002,415

Appreciation	214,867
Depreciation	(1,150,061)

Net Unrealized Depreciation	$(935,194)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
229	2 Year U.S. Treasury Notes	Mar. 2017	$49,611,484	$49,646,484	$35,000
211	5 Year U.S. Treasury Notes	Mar. 2017	24,817,545	24,869,977	52,432
104	10 Year U.S. Treasury Notes	Mar. 2017	12,917,219	12,944,750	27,531
19	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	3,071,361	3,053,063	(18,298)

					96,665

	Short Positions:
33	10 Year U.S. Ultra Treasury Bonds	Mar. 2017	4,412,719	4,427,156	(14,437)
18	20 Year U.S. Treasury Bonds	Mar. 2017	2,699,703	2,715,187	(15,484)

					(29,921)

					$66,744

Cash and foreign currency of $259,662 and a U.S. Treasury Obligation with a market value of $348,553 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2017.

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	Goldman Sachs & Co.	AUD	287	$211,986	$217,426	$5,440
Brazilian Real, Expiring 02/02/17	Goldman Sachs & Co.	BRL	116	34,499	36,780	2,281
Expiring 02/02/17	Citigroup Global Markets	BRL	112	32,612	35,647	3,035
Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	512	147,243	162,258	15,015
Expiring 02/02/17	Goldman Sachs & Co.	BRL	139	41,057	44,227	3,170
Expiring 02/02/17	Goldman Sachs & Co.	BRL	163	50,761	51,589	828
Expiring 02/02/17	Goldman Sachs & Co.	BRL	386	110,450	122,358	11,908
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	294	91,729	91,908	179
Expiring 04/04/17	JPMorgan Chase	BRL	371	114,464	115,920	1,456
Expiring 04/04/17	TD Securities	BRL	178	54,946	55,578	632
Expiring 04/04/17	Citigroup Global Markets	BRL	310	95,575	96,683	1,108
Canadian Dollar, Expiring 04/12/17	Citigroup Global Markets	CAD	362	272,968	278,020	5,052
Euro, Expiring 04/27/17	Citigroup Global Markets	EUR	532	572,564	576,067	3,503
Expiring 04/27/17	Goldman Sachs & Co.	EUR	160	171,534	173,393	1,859
Indian Rupee, Expiring 03/08/17	Citigroup Global Markets	INR	1,203	17,556	17,658	102
Expiring 03/08/17	Hong Kong & Shanghai Bank	INR	3,562	52,146	52,256	110
Expiring 03/08/17	UBS AG	INR	7,085	103,268	103,949	681
Expiring 03/17/17	Barclays Capital Group	INR	7,085	103,327	103,817	490

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah, Expiring 03/20/17	Citigroup Global Markets	IDR	459,576	$33,780	$34,263	$483
Expiring 03/20/17	UBS AG	IDR	2,724,265	202,849	203,105	256
Malaysian Ringgit, Expiring 02/08/17	Bank of America	MYR	111	24,695	25,111	416
Expiring 02/08/17	Barclays Capital Group	MYR	61	14,473	13,781	(692)
Mexican Peso, Expiring 03/08/17	Citigroup Global Markets	MXN	386	17,689	18,437	748
Expiring 03/08/17	Citigroup Global Markets	MXN	1,912	89,312	91,250	1,938
Expiring 03/08/17	Goldman Sachs & Co.	MXN	729	33,399	34,786	1,387
Expiring 03/08/17	Goldman Sachs & Co.	MXN	827	40,238	39,486	(752)
New Zealand Dollar, Expiring 04/12/17	Bank of America	NZD	221	154,766	161,689	6,923
Expiring 04/12/17	Citigroup Global Markets	NZD	98	68,818	71,590	2,772
Expiring 04/12/17	Citigroup Global Markets	NZD	156	111,400	114,472	3,072
Expiring 04/12/17	Goldman Sachs & Co.	NZD	267	191,400	195,657	4,257
Norwegian Krone, Expiring 04/21/17	JPMorgan Chase	NOK	1,973	235,828	239,330	3,502
Peruvian Nuevo Sol, Expiring 03/15/17	Citigroup Global Markets	PEN	119	35,387	36,351	964
Expiring 04/27/17	Citigroup Global Markets	PEN	16	4,762	4,915	153
Expiring 04/27/17	Citigroup Global Markets	PEN	32	9,349	9,653	304
Polish Zloty, Expiring 04/21/17	Barclays Capital Group	PLN	71	17,343	17,663	320
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	1,698	25,795	28,175	2,380
Expiring 02/07/17	Bank of America	RUB	1,887	28,672	31,313	2,641
Expiring 02/07/17	Bank of America	RUB	8,850	137,154	146,891	9,737
Expiring 02/07/17	Goldman Sachs & Co.	RUB	3,107	49,037	51,573	2,536
Expiring 02/07/17	Goldman Sachs & Co.	RUB	3,640	56,964	60,416	3,452
Singapore Dollar, Expiring 03/16/17	Bank of America	SGD	146	101,310	103,569	2,259
Expiring 03/16/17	Bank of America	SGD	189	132,450	134,201	1,751
Expiring 03/16/17	Citigroup Global Markets	SGD	185	130,284	131,295	1,011
Expiring 03/16/17	Citigroup Global Markets	SGD	209	144,467	148,631	4,164
Expiring 03/16/17	Goldman Sachs & Co.	SGD	105	72,234	74,319	2,085
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	400	29,282	29,344	62
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	493	35,597	36,174	577
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	1,022	73,044	74,981	1,937
Swedish Krona, Expiring 04/21/17	Bank of America	SEK	1,392	156,863	159,763	2,900
Expiring 04/21/17	UBS AG	SEK	631	71,773	72,462	689
Expiring 04/21/17	UBS AG	SEK	1,583	179,993	181,754	1,761
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	1,049	29,511	29,800	289

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira, Expiring 02/08/17	Citigroup Global Markets	TRY	185	$51,160	$48,915	$(2,245)
Expiring 02/08/17	Goldman Sachs & Co.	TRY	149	39,400	39,482	82
Expiring 02/08/17	Goldman Sachs & Co.	TRY	150	39,401	39,574	173
Expiring 02/08/17	Goldman Sachs & Co.	TRY	183	48,377	48,483	106

				$5,196,941	$5,318,188	121,247

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	Bank of America	AUD	191	$143,900	$144,975	$(1,075)
Expiring 04/12/17	Citigroup Global Markets	AUD	55	41,018	41,304	(286)
Expiring 04/12/17	Goldman Sachs & Co.	AUD	145	108,682	109,485	(803)
Expiring 04/12/17	JPMorgan Chase	AUD	377	284,300	285,499	(1,199)
Brazilian Real, Expiring 02/02/17	Citigroup Global Markets	BRL	310	97,126	98,217	(1,091)
Expiring 02/02/17	Citigroup Global Markets	BRL	137	38,785	43,490	(4,705)
Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	294	93,238	93,368	(130)
Expiring 02/02/17	Goldman Sachs & Co.	BRL	137	38,786	43,564	(4,778)
Expiring 02/02/17	JPMorgan Chase	BRL	371	116,325	117,760	(1,435)
Expiring 02/02/17	TD Securities	BRL	178	55,842	56,460	(618)
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	724	914,925	912,060	2,865
Expiring 04/27/17	UBS AG	GBP	160	199,817	201,599	(1,782)
Canadian Dollar, Expiring 04/12/17	Barclays Capital Group	CAD	296	221,585	227,700	(6,115)
Expiring 04/12/17	Barclays Capital Group	CAD	254	192,150	195,413	(3,263)
Expiring 04/12/17	Citigroup Global Markets	CAD	254	191,400	195,627	(4,227)
Chilean Peso, Expiring 02/15/17	Citigroup Global Markets	CLP	77,929	117,205	120,037	(2,832)
Expiring 03/13/17	Citigroup Global Markets	CLP	39,235	59,782	60,331	(549)
Expiring 03/13/17	JPMorgan Chase	CLP	39,235	59,784	60,332	(548)
Chinese Renminbi, Expiring 04/26/17	Citigroup Global Markets	CNH	284	41,153	41,076	77
Colombian Peso, Expiring 04/12/17	Citigroup Global Markets	COP	55,840	18,817	18,868	(51)
Euro, Expiring 04/12/17	Citigroup Global Markets	EUR	349	366,949	377,985	(11,036)
Expiring 04/27/17	Citigroup Global Markets	EUR	45	48,378	48,640	(262)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	339	365,592	367,847	(2,255)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	277	298,937	300,611	(1,674)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	18,128	$63,042	$63,283	$(241)
Indian Rupee, Expiring 03/08/17	JPMorgan Chase	INR	4,616	67,499	67,721	(222)
Israeli Shekel, Expiring 04/21/17	JPMorgan Chase	ILS	50	13,104	13,253	(149)
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	60,210	531,497	535,121	(3,624)
Expiring 04/27/17	Goldman Sachs & Co.	JPY	18,103	160,146	160,889	(743)
New Taiwanese Dollar, Expiring 03/08/17	Bank of America	TWD	3,457	108,107	110,404	(2,297)
Expiring 03/08/17	Citigroup Global Markets	TWD	2,214	68,555	70,686	(2,131)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,844	58,022	58,888	(866)
Expiring 03/08/17	JPMorgan Chase	TWD	2,192	68,194	70,009	(1,815)
New Zealand Dollar, Expiring 04/12/17	Goldman Sachs & Co.	NZD	207	144,370	151,856	(7,486)
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	3,894	62,980	64,637	(1,657)
Expiring 02/07/17	Bank of America	RUB	3,886	64,500	64,503	(3)
Expiring 02/07/17	Bank of America	RUB	3,427	57,030	56,873	157
Singapore Dollar, Expiring 03/16/17	Citigroup Global Markets	SGD	485	334,945	344,597	(9,652)
Expiring 03/16/17	Citigroup Global Markets	SGD	96	66,836	68,243	(1,407)
Expiring 03/16/17	Citigroup Global Markets	SGD	90	63,603	64,216	(613)
Expiring 03/16/17	Citigroup Global Markets	SGD	88	61,583	62,348	(765)
Expiring 03/16/17	Citigroup Global Markets	SGD	74	52,314	52,679	(365)
Expiring 03/16/17	Credit Suisse First Boston Corp.	SGD	260	181,500	184,393	(2,893)
South Korean Won, Expiring 03/21/17	Bank of America	KRW	79,719	67,064	68,629	(1,565)
Expiring 03/21/17	Hong Kong & Shanghai Bank	KRW	135,490	115,853	116,642	(789)
Swiss Franc, Expiring 04/27/17	Citigroup Global Markets	CHF	323	324,426	327,576	(3,150)
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	794	22,511	22,556	(45)
Turkish Lira, Expiring 02/08/17	Goldman Sachs & Co.	TRY	40	11,517	10,455	1,062
Expiring 02/08/17	Citigroup Global Markets	TRY	98	27,781	26,010	1,771
Expiring 02/08/17	Goldman Sachs & Co.	TRY	229	64,229	60,440	3,789
Expiring 02/08/17	Goldman Sachs & Co.	TRY	201	56,964	53,123	3,841

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Expiring 02/08/17	Goldman Sachs & Co.	TRY	178	$52,307	$47,162	$5,145
Expiring 02/08/17	Goldman Sachs & Co.	TRY	144	40,238	38,007	2,231
Expiring 02/08/17	Goldman Sachs & Co.	TRY	58	15,208	15,344	(136)
Expiring 02/08/17	Goldman Sachs & Co.	TRY	31	8,984	8,099	885
Expiring 02/08/17	UBS AG	TRY	7	1,952	1,745	207

				$7,151,337	$7,222,635	(71,298)

						$49,949

Cross currency exchange contracts outstanding at January 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
03/08/2017	Buy	MXN	962	EUR	42	$739	Citigroup Global Markets
03/09/2017	Buy	MXN	812	EUR	37	(1,420)	Hong Kong & Shanghai Bank
03/09/2017	Buy	MXN	813	EUR	37	(1,382)	Barclays Capital Group
04/07/2017	Buy	ZAR	401	EUR	27	(288)	Citigroup Global Markets
04/12/2017	Buy	GBP	62	CAD	104	(1,138)	Goldman Sachs & Co.
04/12/2017	Buy	AUD	212	EUR	148	50	JPMorgan Chase
04/12/2017	Buy	CZK	7,861	EUR	293	(1,505)	JPMorgan Chase
04/12/2017	Buy	AUD	127	GBP	76	(225)	UBS AG
04/12/2017	Buy	AUD	127	GBP	76	(73)	UBS AG
04/12/2017	Buy	CAD	203	NZD	221	(5,693)	Bank of America
04/21/2017	Buy	HUF	18,095	EUR	58	(74)	Citigroup Global Markets
04/21/2017	Buy	NOK	1,364	EUR	153	(409)	Bank of America
04/21/2017	Buy	NOK	1,072	GBP	103	450	Goldman Sachs & Co.
04/27/2017	Buy	CHF	79	EUR	74	(38)	Citigroup Global Markets
04/27/2017	Buy	CHF	84	EUR	79	(165)	JPMorgan Chase
04/27/2017	Buy	GBP	146	EUR	169	467	Bank of America
04/27/2017	Buy	EUR	109	GBP	93	827	Goldman Sachs & Co.
04/27/2017	Buy	CHF	79	JPY	9,084	(379)	Citigroup Global Markets
04/27/2017	Buy	EUR	151	JPY	18,543	(1,451)	Bank of America

						$(11,707)

Credit default swap agreements outstanding at January 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity^	02/28/17	1.500%	44	$55	$—	$55	Goldman Sachs & Co.
Ameriquest Home Equity^	02/28/17	1.500%	29	36	—	36	Goldman Sachs & Co.
Ameriquest Home Equity^	02/28/17	1.500%	30	38	—	38	Goldman Sachs & Co.
Ameriquest Home Equity^	02/28/17	1.500%	23	29	—	29	Goldman Sachs & Co.
Ameriquest Home Equity^	02/28/17	1.500%	46	57	—	57	Goldman Sachs & Co.
Ameriquest Home Equity^	02/28/17	1.500%	21	27	—	27	Goldman Sachs & Co.
Bank of America Prime Mortgage^	02/28/17	1.500%	97	121	—	121	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	02/28/17	1.500%	20	25	—	25	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities^	02/28/17	1.500%	72	90	—	90	Goldman Sachs & Co.
Chase Mortgage^	02/28/17	1.500%	27	34	—	34	Goldman Sachs & Co.
Chase Mortgage^	02/28/17	1.500%	71	88	—	88	Goldman Sachs & Co.
Chase Mortgage^	02/28/17	1.500%	71	88	—	88	Goldman Sachs & Co.
Countrywide Home Equity^	02/28/17	1.500%	26	33	—	33	Goldman Sachs & Co.
Countrywide Home Equity^	02/28/17	1.500%	29	37	—	37	Goldman Sachs & Co.
GSAMP Home Equity^	02/28/17	1.500%	29	36	—	36	Goldman Sachs & Co.
IndyMac Sub Prime Mortgage^	02/28/17	1.500%	24	30	—	30	Goldman Sachs & Co.
IndyMac Sub Prime Mortgage^	02/28/17	1.500%	64	81	—	81	Goldman Sachs & Co.
Lehman Home Equity^	02/28/17	1.500%	56	69	—	69	Goldman Sachs & Co.
Long Beach Home Equity^	02/28/17	1.500%	53	66	—	66	Goldman Sachs & Co.
Morgan Stanley Home Equity^	02/28/17	1.500%	23	29	—	29	Goldman Sachs & Co.
New Century Home Equity^	02/28/17	1.500%	26	32	—	32	Goldman Sachs & Co.
New Century Home Equity^	02/28/17	1.500%	30	38	—	38	Goldman Sachs & Co.
New Century Home Equity^	02/28/17	1.500%	31	39	—	39	Goldman Sachs & Co.
New Century Home Equity^	02/28/17	1.500%	50	62	—	62	Goldman Sachs & Co.
Option One Home Equity^	02/28/17	1.500%	94	117	—	117	Goldman Sachs & Co.
Wells Fargo Home Equity^	02/28/17	1.500%	20	25	—	25	Goldman Sachs & Co.

				$1,382	$—	$1,382

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on corporate and/or sovereign issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%	185	0.619%	$20,697	$19,756	$(941)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Republic of Italy	09/20/20	1.000%	180	1.508%	$(2,931)	$835	$(3,766)	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%	220	1.240%	(463)	(16,868)	16,405	Morgan Stanley

					$(3,394)	$(16,033)	$12,639

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.27.V1	12/20/21	5.000%	50	$2,206	$3,451	$1,245

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	500	$(2,806)	$(30,606)	$27,800	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	1,000	(5,613)	(9,794)	4,181	Morgan Stanley

				$(8,419)	$(40,400)	$31,981

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
558	3 Month LIBOR	EUR	500	3 Month EURIBOR minus 37.00 bps	JPMorgan Chase	10/17/17	$18,882	$—	$18,882
804	3 Month LIBOR	EUR	700	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	50,970	—	50,970
1,069	3 Month LIBOR	EUR	1,000	(0.484%)	JPMorgan Chase	01/31/21	(10,696)	—	(10,696)
1,079	3 Month LIBOR	EUR	1,000	(0.216%)	JPMorgan Chase	03/21/23	663	—	663

							$59,819	$—	$59,819

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	300	10/26/18	1.765%	3 Month BBSW(1)	$—	$409	$409
AUD	450	10/27/18	1.793%	3 Month BBSW(1)	—	460	460
AUD	2,350	11/29/18	1.900%	3 Month BBSW(1)	6	(989)	(995)
AUD	250	10/26/21	2.115%	6 Month BBSW(2)	—	(3,249)	(3,249)
AUD	370	10/27/21	2.125%	6 Month BBSW(2)	—	(4,691)	(4,691)
AUD	1,185	10/27/21	2.173%	6 Month BBSW(2)	(252)	(12,970)	(12,718)
AUD	3,045	11/29/21	2.458%	6 Month BBSW(2)	(47)	(4,133)	(4,086)
AUD	100	10/27/26	2.355%	6 Month BBSW(1)	—	3,928	3,928
AUD	515	11/29/26	2.823%	6 Month BBSW(1)	8	4,383	4,375
EUR	200	08/01/19	0.346%	1 Day EUROIS(1)	—	(4,548)	(4,548)
EUR	200	09/13/24	(0.104%)	1 Day EUROIS(1)	—	6,655	6,655
EUR	150	02/23/26	0.324%	1 Day EUROIS(1)	(460)	1,542	2,002
MXN	3,150	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	—	(18,059)	(18,059)
MXN	9,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	(18)	(43,024)	(43,006)
MXN	4,125	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(2,976)	(827)	2,149
NZD	3,250	12/15/17	2.125%	3 Month New Zealand Bank Bill(2)	—	(13)	(13)
NZD	805	11/01/26	2.835%	6 Month WIBOR(2)	(2,179)	(34,999)	(32,820)
	12,215	02/18/17	0.466%	1 Day USOIS(1)	—	1,762	1,762
	5,960	08/19/17	0.524%	1 Day USOIS(1)	—	6,990	6,990
	22,015	09/09/17	0.539%	1 Day USOIS(1)	2,954	29,046	26,092

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
6,930	10/21/17	0.590%		1 Day USOIS(1)	$—	$10,294	$10,294
7,010	11/01/17	0.639%		1 Day USOIS(1)	—	8,035	8,035
14,380	11/14/17	0.675%		1 Day USOIS(1)	(1,310)	14,354	15,664
7,520	11/22/17	0.716%		1 Day USOIS(1)	—	5,447	5,447
7,540	11/17/18	1.080%		1 Day USOIS(1)	—	15,803	15,803
11,330	11/18/18	0.911%		1 Day USOIS(1)	(650)	27,909	28,559
5,000	11/22/18	1.297%		3 Month LIBOR(1)	—	9,538	9,538
9,320	05/31/21	1.849%		3 Month LIBOR(2)	—	(29,739)	(29,739)
9,651	05/31/21	1.948%		3 Month LIBOR(2)	—	7,381	7,381
905	05/31/21	1.994%		3 Month LIBOR(1)	—	(2,385)	(2,385)
7,625	12/31/21	1.787%		3 Month LIBOR(1)	(12,206)	60,109	72,315
1,500	12/31/21	1.850%		3 Month LIBOR(1)	—	7,040	7,040
5,250	05/31/22	1.741%		3 Month LIBOR(1)	40,986	65,646	24,660
8,870	05/31/22	2.237%		3 Month LIBOR(1)	(9,014)	(121,868)	(112,854)
600	08/31/22	1.788%		3 Month LIBOR(1)	—	4,404	4,404
6,000	08/31/22	2.013%		3 Month LIBOR(1)	(18,107)	(34,052)	(15,945)
1,680	11/30/22	1.982%		3 Month LIBOR(1)	—	4,685	4,685
800	12/31/22	1.405%		3 Month LIBOR(1)	—	29,809	29,809
500	12/31/22	1.406%		3 Month LIBOR(1)	—	18,588	18,588
1,100	12/31/22	1.409%		3 Month LIBOR(1)	—	40,737	40,737
200	12/31/22	1.412%		3 Month LIBOR(1)	—	7,376	7,376
1,200	12/31/22	1.416%		3 Month LIBOR(1)	—	43,952	43,952
350	12/31/22	1.495%		3 Month LIBOR(1)	—	11,230	11,230
1,025	05/31/23	1.394%		3 Month LIBOR(1)	—	43,389	43,389
1,025	05/31/23	1.395%		3 Month LIBOR(1)	—	43,320	43,320
1,395	05/31/23	1.578%		3 Month LIBOR(1)	(1,482)	43,122	44,604
250	05/31/23	1.584%		3 Month LIBOR(1)	—	7,642	7,642
3,730	08/02/23	—	(3)	— (3)	(1,422)	3,978	5,400
5,595	08/02/23	—	(4)	— (4)	201	6,879	6,678
1,845	08/03/23	—	(5)	— (5)	(1,389)	2,131	3,520
1,705	08/15/23	1.406%		3 Month LIBOR(1)	—	75,828	75,828
1,250	08/15/23	1.459%		3 Month LIBOR(2)	—	(51,461)	(51,461)
6,227	11/15/23	2.209%		3 Month LIBOR(1)	—	(12,918)	(12,918)
6,000	11/15/23	2.217%		3 Month LIBOR(1)	—	(15,327)	(15,327)
4,445	08/15/26	2.391%		3 Month LIBOR(2)	—	14,407	14,407
1,270	11/15/41	1.869%		3 Month LIBOR(1)	5,594	181,983	176,389
305	02/15/42	1.369%		1 Day USOIS(1)	—	48,896	48,896
205	09/27/46	1.380%		1 Day USOIS(1)	—	36,269	36,269

					$(1,763)	$560,104	$561,867

Cash of $10,000, U.S. Government Agency Obligations and a U.S. Treasury Obligation with a market value of $1,566,308 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at January 31, 2017.

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.50 bps.
(5)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Total return swap agreements outstanding at January 31, 2017:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	484	Pay fixed rate payments on the IOS.FN.450 Index and receive variable payments based on 1 Month LIBOR	$2,540	$(1,462)	$4,002

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$25,098,778	$3,578,256
Non-Residential Mortgage-Backed Securities	—	5,365,510	—
Residential Mortgage-Backed Securities	—	10,710,741	—
Bank Loans	—	2,470,856	240,000
Commercial Mortgage-Backed Securities	—	15,112,898	—
Corporate Bonds	—	74,561,613	—
Foreign Government Bonds	—	4,560,766	—
Municipal Bonds	—	194,740	—
Residential Mortgage-Backed Securities	—	4,522,582	2,512,990
Non-Corporate Foreign Agencies	—	1,292,782	—
U.S. Government Agency Obligations	—	191,460	—
U.S. Treasury Obligations	—	9,036,653	—
Common Stock	28,868	—	—
Preferred Stocks	127,350	—	—
Affiliated Mutual Funds	32,460,378	—	—
Option Written	(906)	—	—
Other Financial Instruments*
Futures Contracts	66,744	—	—
OTC Forward Foreign Currency Exchange Contracts	—	49,949	—
OTC Cross Currency Exchange Contracts	—	(11,707)	—
Centrally Cleared Credit Default Swap Agreements	—	304	—
OTC Credit Default Swap Agreements	—	(11,813)	1,382
OTC Currency Swap Agreements	—	59,819	—
Centrally Cleared Interest Rate Swap Agreements	—	561,867	—
OTC Total Return Swap Agreement	—	2,540	—

Total	$32,682,434	$153,770,338	$6,332,628

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Non-Residential Mortgage-Backed Securities	Bank Loans	Residential Mortgage-Backed Securities	Forward Rate Agreements	OTC Credit Default Swap Agreements
Balance as of 10/31/16	$4,096,553	$100,012	$594,000	$1,503,914	$(464)	$—
Realized gain (loss)	—		2,135	148		—
Change in unrealized appreciation (depreciation)**	(2,440)	—	4,235	615	464	1,382
Purchases/Exchanges/Issuances	3,580,696	—	—	2,144,499	—	—
Sales/Paydowns	—		(360,450)	(151,950)	—	—
Accrued discount/premium	—	—	80	368	—	—
Transfers out of Level 3	(4,096,553)	(100,012)	—	(984,604)	—	—

Balance as of 1/31/17	$3,578,256	$—	$240,000	$2,512,990	$—	$1,382

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $3,793 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities - Collateralized Loan Obligations	$2,498,750	Market approach	Single broker indicative quote	$99.95
Asset-Backed Securities - Collateralized Loan Obligations	1,079,506	Pricing at cost	Unadusted purchase price	$107.95
Bank Loans	240,000	Market approach	Single broker indicative quote	$100.00
Residential Mortgage-Backed Securities	2,512,990	Market approach	Single broker indicative quote	$98.75-$100.00 ($99.46)
OTC Credit Default Swaps	1,382	Market approach	Single broker indicative quote	$0.12-$0.13 ($0.12)

	$6,332,628

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities - Collateralized Loan Obligations	$4,096,553	L3 to L2	Single broker quote to evaluated bid
Asset-Backed Securities - Non-Residential Mortgage-Backed Securities	$100,012	L3 to L2	Single broker quote to evaluated bid
Residential Mortgage-Backed Securities	$984,604	L3 to L2	Single broker quote to evaluated bid

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 01/31/17
Credit contracts	$(10,127)
Foreign exchange contracts	38,242
Interest rate contracts	690,064

Total	$718,179

Prudential Total Return Bond Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.7%
ASSET-BACKED SECURITIES — 20.0%
Collateralized Loan Obligations — 14.3%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.210	%(a)	04/20/25	22,550	$22,530,957
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.570	%(a)	07/20/26	7,900	7,918,109
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.723	%(a)	01/15/28	62,500	62,361,300
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.513	%(a)	10/15/28	4,250	4,249,651
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.469	%(a)	04/28/26	14,800	14,827,814
Anchorage Capital CLO 5 Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.623	%(a)	10/15/26	44,250	44,370,325
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A	2.371	%(a)	07/28/28	68,500	68,923,577
Ares XL CLO Ltd. (Cayman Islands), Series 2016-40A, Class A2, 144A	2.502	%(a)	10/15/27	29,100	29,480,034
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.123	%(a)	04/15/25	5,300	5,303,146
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	2.287	%(a)	07/28/25	10,000	10,021,835
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	2.377	%(a)	08/28/25	8,000	8,013,357
Ares XXXIX CLO Ltd. (Cayman Islands), Series 2016-39A, Class A, 144A	2.554	%(a)	07/18/28	64,750	65,068,343
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.573	%(a)	10/15/26	9,250	9,262,420
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.574	%(a)	04/18/27	59,200	59,299,616
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class B, 144A	3.454	%(a)	04/18/27	21,250	21,273,826
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.406	%(a)	02/17/26	32,750	32,729,361
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.563	%(a)	10/15/26	16,300	16,333,770
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.423	%(a)	10/15/26	2,750	2,754,540
Atlas Sr. Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452	%(a)	07/16/26	51,750	51,806,759
Atrium X (Cayman Islands), Series 10A, Class A, 144A	2.143	%(a)	07/16/25	49,000	48,886,149
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.483	%(a)	07/17/26	6,500	6,512,003
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.331	%(a)	08/05/27	29,500	29,594,043
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406	%(a)	10/15/28	78,750	78,999,378
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.441	%(a)	10/22/25	3,500	3,514,773
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.523	%(a)	04/17/26	8,450	8,453,212
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	3.173	%(a)	04/17/26	500	501,000
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	1,000	991,639
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.473	%(a)	10/17/26	22,500	22,491,088

Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.623	%(a)	10/17/26		22,250	22,287,976
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.554	%(a)	04/18/27		35,500	35,502,879
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.434	%(a)	01/24/29		61,700	61,517,627
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.650	%(a)	01/20/28		31,500	31,622,018
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	2.223	%(a)	07/15/24		16,300	16,244,802
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.630	%(a)	10/20/26		13,000	13,065,424
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.554	%(a)	07/18/27		4,150	4,162,915
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.503	%(a)	01/15/26		4,300	4,303,107
Bosphorus CLO II DAC (Ireland), Series 2A, Class A, 144A	1.430	%(a)	10/15/25	EUR	22,891	24,810,602
Bosphorus CLO II DAC (Ireland), Series 2A, Class B, 144A	2.150	%(a)	10/15/25	EUR	14,000	15,177,123
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173	%(a)	04/17/25		15,600	15,589,208
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.773	%(a)	04/17/25		14,500	14,375,235
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.497	%(a)	07/27/26		14,700	14,728,237
Carlyle Global Markets Strategies Euro CLO Ltd., Series 2013-2A, Class A1R, 144A	0.823	%(a)	10/15/26	EUR	58,500	63,110,029
Carlyle Global Markets Strategies Euro CLO Ltd., Series 2013-2A, Class A2BR, 144A	2.310%		10/15/26	EUR	4,250	4,576,997
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.580	%(a)	04/20/26		14,300	14,322,774
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 144A	2.424	%(a)	10/18/26		31,000	30,987,671
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.591	%(a)	04/22/27		76,250	76,324,999
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	2.373	%(a)	01/17/24		10,000	10,006,001
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.473	%(a)	07/15/26		10,250	10,237,401
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.423	%(a)	01/17/26		11,000	11,002,963
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.493	%(a)	10/15/26		16,750	16,789,882
Guggenheim 5180-2 CLO LP, Series 2015-1A, Class A1, 144A	2.630	%(a)	11/25/27		88,250	88,182,286
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.331	%(a)	05/05/27		73,000	72,943,965
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A(b)	2.180	%(a)	04/20/26		35,070	35,014,151
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A(b)	3.280%		01/25/27		20,000	19,691,616
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.563	%(a)	04/15/27		25,000	25,022,440
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.530	%(a)	07/20/27		15,000	14,984,460
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.496	%(a)	05/15/26		6,700	6,708,590

KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26	2,000	1,981,025
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.573	%(a)	07/15/26	10,250	10,253,340
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.491	%(a)	05/20/27	20,500	20,534,723
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A(b)	2.458	%(a)	07/25/26	1,600	1,605,215
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A(b)	2.474	%(a)	01/18/27	10,750	10,773,265
Mill Creek II CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.780	%(a)	04/20/28	33,300	33,367,479
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.433	%(a)	10/15/26	2,000	2,004,088
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.483	%(a)	07/15/27	43,600	43,495,421
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	2.202	%(a)	08/13/25	13,500	13,482,582
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class A2A, 144A	2.713	%(a)	07/15/28	39,000	39,306,357
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.479	%(a)	10/30/27	55,250	55,253,746
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.191	%(a)	07/22/25	2,800	2,801,865
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	%(a)	01/20/29	90,000	89,928,828
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.411	%(a)	05/21/27	63,800	63,937,304
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.530	%(a)	07/20/27	10,000	10,019,928
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.161	%(a)	02/20/25	4,750	4,755,445
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.543	%(a)	04/15/26	16,700	16,779,876
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.448	%(a)	07/25/26	91,850	91,937,827
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.568	%(a)	07/25/26	11,750	11,803,132
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.598	%(a)	10/25/26	21,000	21,066,310
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.374	%(a)	12/20/28	53,000	52,985,944
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.503	%(a)	07/17/26	3,300	3,305,728
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	4,900	4,896,072
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.503	%(a)	07/17/26	56,950	57,078,536
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.073	%(a)	04/15/25	17,850	17,837,359
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.473	%(a)	10/15/26	11,661	11,616,903
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.356	%(a)	05/15/26	46,909	46,843,511
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.556	%(a)	08/17/22	2,000	1,996,085
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.581	%(a)	10/20/23	4,350	4,357,237

Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.390	%(a)	10/20/26	10,500	10,485,636
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.681	%(a)	07/20/28	35,000	35,218,274
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.690	%(a)	10/20/28	5,500	5,531,900
Sound Point CLO XIV Ltd. (Cayman Islands), Series 2016-3A, Class A, 144A	2.411	%(a)	01/23/29	53,875	53,914,334
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	2.472	%(a)	01/15/26	40,300	40,317,325
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	5,700	5,617,765
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.661	%(a)	01/22/27	51,500	51,504,877
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.530	%(a)	07/20/27	30,000	30,043,401
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.730	%(a)	07/20/28	52,600	52,692,176
TICP CLO VI (Cayman Islands), Series 2016-6A, Class A, 144A	2.434	%(a)	01/15/29	127,250	127,125,600
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.143	%(a)	07/15/25	38,165	38,188,975
Vibrant CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A1, 144A	2.680	%(a)	07/20/28	50,000	50,330,020
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.163	%(a)	04/15/24	10,050	10,056,112
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.188	%(a)	04/25/25	3,250	3,252,038
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.530	%(a)	04/20/26	11,550	11,552,744
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	3,500	3,522,131
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.507	%(a)	10/20/28	41,250	41,491,931
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.439	%(a)	10/30/23	8,150	8,156,486
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.560	%(a)	07/20/28	11,000	11,053,805

					2,845,826,064

Non-Residential Mortgage-Backed Securities — 2.5%
American Express Credit Account Master Trust, Series 2013-1, Class B	1.468	%(a)	02/16/21	2,000	1,999,241
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	15,500	15,411,391
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	9,800	9,775,925
Chase Issuance Trust, Series 2007-C1, Class C1	1.227	%(a)	04/15/19	27,020	27,023,167
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 144A	2.621	%(a)	10/27/36	10,800	10,961,061
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A	2.156	%(a)	01/25/41	9,946	10,003,346
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	5,078	5,095,911
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	41,900	41,634,383
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	42,400	42,360,284

Lendmark Funding Trust, Series 2016-2A, Class A, 144A	3.260%		04/21/25	10,500	10,482,858
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	525	529,683
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	12,345	12,379,463
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	31,952	31,951,294
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	6,410	6,435,900
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	5,283	5,327,634
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	40,200	40,186,404
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	28,300	28,738,472
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	19,900	20,299,174
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280%		11/08/21	37,679	37,391,151
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	4,548	4,581,665
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21	31	32,843
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	27	29,164
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	57,628	57,915,899
Springleaf Funding Trust, Series 2014-AA, Class C, 144A	4.450%		12/15/22	2,245	2,249,557
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	54,942	55,447,901
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,250	3,241,215
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	6,050,205
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 144A	1.400%		07/22/19	14,298	14,287,158

					501,822,349

Residential Mortgage-Backed Securities — 3.2%
Aames Mortgage Investment Trust, Series 2005-2, Class M4	1.701	%(a)	07/25/35	3,166	3,083,255
ABFC Trust, Series 2003-OPT1, Class A1	1.411	%(a)	04/25/33	5,117	4,927,244
ABFC Trust, Series 2003-WMC1, Class M1	1.746	%(a)	06/25/33	523	503,780
ABFC Trust, Series 2004-OPT1, Class M1	1.821	%(a)	08/25/33	389	372,700
ABFC Trust, Series 2004-OPT5, Class A4	2.021	%(a)	06/25/34	2,252	2,155,534
ABFC Trust, Series 2005-AQ1, Class A4	4.841%		06/25/35	1,923	1,960,749
ABFC Trust, Series 2005-HE2, Class M2	1.521	%(a)	06/25/35	741	735,028
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.456	%(a)	01/25/35	376	360,567
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	1.746	%(a)	11/25/33	825	780,519
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.821	%(a)	12/25/33	1,038	992,192
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.671	%(a)	09/25/33	268	250,936
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1	1.671	%(a)	12/25/34	7,029	6,467,805
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.551	%(a)	04/25/34	11,113	10,367,651
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	1.241	%(a)	08/25/35	431	426,734

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	1.791	%(a)	04/25/34	1,058	1,002,613
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV1	1.516	%(a)	12/25/33	1,228	1,193,954
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	1.456	%(a)	11/25/33	74	65,759
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2001-2, Class M3	3.696	%(a)	10/25/31	79	79,037
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	2.106	%(a)	02/25/33	2,011	1,912,741
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	4.239%		04/25/33	3,289	3,320,238
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	1.806	%(a)	10/25/33	4,907	4,657,302
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	1.496	%(a)	12/25/33	1,434	1,375,838
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-IA1, Class M1	1.956	%(a)	09/25/34	7,011	6,529,146
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	1.446	%(a)	04/25/34	2,462	2,436,059
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.731	%(a)	09/25/34	2,351	2,338,936
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	1.101	%(a)	01/25/36	109	107,703
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.771	%(a)	11/25/32	367	358,984
Argent Securities, Inc., Series 2003-W2, Class M4	4.226	%(a)	09/25/33	600	557,780
Argent Securities, Inc., Series 2003-W7, Class M1	1.791	%(a)	03/25/34	588	546,516
Argent Securities, Inc., Series 2003-W10, Class M1	1.836	%(a)	01/25/34	1,557	1,459,834
Argent Securities, Inc., Series 2003-W10, Class M2	3.231	%(a)	01/25/34	103	92,926
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	1.791	%(a)	01/25/34	1,484	1,388,833
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.403%		04/25/34	462	465,586
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.596	%(a)	05/25/34	325	311,608
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	1.131	%(a)	10/25/35	1,581	1,518,837
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	2.013	%(a)	06/15/33	1,305	1,256,576
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1	1.949	%(a)	08/15/33	1,570	1,490,795
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M1	1.829	%(a)	09/15/33	2,437	2,283,663
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.818	%(a)	01/15/34	3,855	3,739,508
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.581	%(a)	06/25/34	8,170	7,734,128
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.656	%(a)	08/25/34	7,116	6,829,281
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	1.716	%(a)	09/25/34	1,123	1,093,745
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1	1.821	%(a)	12/25/34	2,030	1,889,707
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1	1.746	%(a)	12/25/34	2,536	2,337,558
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	1.536	%(a)	07/25/35	174	174,703

Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31	15,795	15,795,513
Bayview Opportunity Master Fund lIIb Npl Trust, Series 2015-NPLA, Class A, 144A	3.721%		07/28/35	4,256	4,261,484
Bear Stearns Asset-Backed Securities I Trust, Series 2001-HE8, Class M1	1.746	%(a)	09/25/34	345	301,116
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.776	%(a)	06/25/34	4,100	3,808,710
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.671	%(a)	08/25/34	4,383	4,076,261
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	2.346	%(a)	12/25/34	6,340	6,222,427
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE5, Class M2	1.791	%(a)	06/25/35	6,333	6,185,814
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE3, Class 1A2	0.971	%(a)	04/25/37	284	304,691
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	1.971	%(a)	10/25/32	80	78,814
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.656	%(a)	03/25/34	1,754	1,687,456
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.481	%(a)	04/25/34	849	794,618
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.626	%(a)	07/25/34	2,777	2,665,279
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.731	%(a)	03/25/34	6,190	5,957,724
Chase Funding Trust, Series 2002-2, Class 1A5	6.333%		04/25/32	631	639,418
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.866	%(a)	03/25/32	808	787,638
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M2	2.571	%(a)	03/25/32	3,222	3,021,965
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	1.446	%(a)	05/25/35	1,578	1,569,489
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2	1.141	%(a)	01/25/36	1,846	1,817,070
Countrywide Asset-Backed Certificates, Series 2002-3, Class 2A1	1.431	%(a)	06/25/32	2,954	2,797,390
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	1.471	%(a)	12/25/33	1,412	1,323,585
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	1.191	%(a)	08/25/34	13,599	12,327,174
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5	5.089%		04/25/35	1,219	1,221,545
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.521	%(a)	02/25/34	1,603	1,522,909
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.821	%(a)	11/25/34	2,972	2,850,046
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class M3	1.271	%(a)	01/25/36	6,475	6,019,845
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A3	0.941	%(a)	06/25/37	881	851,170
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	3.021	%(a)	08/25/32	9	8,659
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A	3.742	%(a)	12/26/46	84,623	85,314,868
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB5, Class M1	1.686	%(a)	01/25/34	3,625	3,387,920
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB8, Class M1	1.551	%(a)	12/25/35	3,630	3,442,590

CWABS, Inc. Asset-Backed Certificates Trust, Series 2003-5, Class AF5	5.353%		02/25/34	1,824	1,852,157
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class 3A	1.231	%(a)	09/25/34	1,156	1,146,452
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1	1.311	%(a)	12/25/34	4,243	4,019,079
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4	1.671	%(a)	11/25/34	849	829,112
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5	1.551	%(a)	11/25/34	940	916,085
Encore Credit Receivables Trust, Series 2005-1, Class M1	1.431	%(a)	07/25/35	5,290	5,080,300
Encore Credit Receivables Trust, Series 2005-3, Class M3	1.536	%(a)	10/25/35	10,000	9,385,884
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.783%		07/25/34	108	102,428
FBR Securitization Trust, Series 2005-2, Class M1	1.476	%(a)	09/25/35	650	644,908
FFMLT Trust, Series 2005-FF2, Class M4	1.656	%(a)	03/25/35	1,857	1,751,862
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.596	%(a)	08/25/34	2,504	2,379,007
First Franklin Mortgage Loan Trust, Series 2003-FFH2, Class M1B	1.746	%(a)	02/25/34	2,619	2,480,756
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	1.491	%(a)	04/25/35	2,379	2,349,614
Fremont Home Loan Trust, Series 2003-B, Class M1	1.821	%(a)	12/25/33	8,036	7,622,119
Fremont Home Loan Trust, Series 2004-2, Class M1	1.626	%(a)	07/25/34	8,121	7,430,838
Fremont Home Loan Trust, Series 2004-C, Class M1	1.746	%(a)	08/25/34	2,314	2,183,951
GSAA Trust, Series 2006-7, Class AF2	5.995	%(a)	03/25/46	1,182	803,192
GSAMP Trust, Series 2003-HE2, Class A2	1.411	%(a)	08/25/33	12,951	11,981,611
GSAMP Trust, Series 2004-AR1, Class M1	1.746	%(a)	06/25/34	5,259	5,063,579
GSAMP Trust, Series 2004-FM1, Class M1	1.746	%(a)	11/25/33	645	610,168
GSAMP Trust, Series 2004-FM2, Class M1	1.521	%(a)	01/25/34	1,742	1,658,406
GSAMP Trust, Series 2004-HE2, Class M1	1.731	%(a)	09/25/34	2,650	2,501,044
Home Equity Asset Trust, Series 2002-4, Class M1	2.271	%(a)	03/25/33	3,293	3,205,368
Home Equity Asset Trust, Series 2003-3, Class M1	2.061	%(a)	08/25/33	1,527	1,467,159
Home Equity Asset Trust, Series 2003-4, Class M1	1.971	%(a)	10/25/33	1,507	1,400,757
Home Equity Asset Trust, Series 2003-5, Class M1	1.821	%(a)	12/25/33	117	112,200
Home Equity Asset Trust, Series 2003-6, Class M1	1.821	%(a)	02/25/34	2,935	2,802,463
Home Equity Asset Trust, Series 2004-2, Class M1	1.566	%(a)	07/25/34	2,258	2,130,980
Home Equity Asset Trust, Series 2004-7, Class M1	1.701	%(a)	01/25/35	902	870,096
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-A, Class M3	1.596	%(a)	03/25/35	864	859,215
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	1.039	%(a)	07/20/36	1,282	1,276,156
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M1	1.049	%(a)	07/20/36	3,210	3,122,211
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M2	1.109	%(a)	07/20/36	710	678,893
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	2.239	%(a)	11/20/36	509	510,002
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class M2	3.239	%(a)	11/20/36	5,000	4,975,104
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2	1.431	%(a)	09/25/35	1,604	1,553,562
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.391	%(a)	08/25/33	5,748	5,370,674
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.521	%(a)	02/25/34	1,028	992,391
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.551	%(a)	06/25/34	362	350,750

Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	1.331	%(a)	10/25/34	14	12,997
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	3.546	%(a)	12/25/32	1,545	1,524,251
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.551	%(a)	02/25/34	770	740,678
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.596	%(a)	10/25/34	5,691	5,452,490
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.491	%(a)	12/25/34	2,208	2,050,172
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.771	%(a)	08/25/32	3,796	3,694,113
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	1.491	%(a)	07/25/34	712	692,081
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	1.291	%(a)	06/25/35	904	873,290
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	1.491	%(a)	06/25/35	767	698,635
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.616	%(a)	01/25/35	3,417	3,324,232
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.971	%(a)	05/25/33	1,037	1,008,587
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	2.046	%(a)	04/25/33	123	121,777
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class A4	1.571	%(a)	03/25/34	483	402,809
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.626	%(a)	03/25/34	722	684,097
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.671	%(a)	05/25/34	8,212	7,878,778
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.716	%(a)	06/25/34	911	866,422
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	1.831	%(a)	09/25/34	663	605,939
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.731	%(a)	09/25/34	5,000	4,728,465
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.821	%(a)	12/27/33	922	898,101
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.671	%(a)	07/25/34	4,484	4,273,344
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.641	%(a)	11/25/34	3,009	2,800,495
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.701	%(a)	06/25/34	648	630,585
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.686	%(a)	07/25/34	9,245	8,842,879
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC3, Class M2	1.551	%(a)	01/25/35	4,907	4,408,014
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	1.531	%(a)	01/25/35	2,930	2,897,519
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	1.446	%(a)	03/25/35	3,000	2,920,046
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	2.121	%(a)	03/25/33	4,354	4,198,781
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.896	%(a)	05/25/32	77	73,453
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	2.181	%(a)	10/25/32	2,012	1,915,948

New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.896	%(a)	10/25/33	5,423	5,232,027
New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A	1.476	%(a)	10/25/33	2,029	1,888,339
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.656	%(a)	05/25/34	776	720,097
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.701	%(a)	11/25/34	538	488,901
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.536	%(a)	02/25/35	1,099	1,022,395
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-3, Class A2	1.371	%(a)	06/25/33	1,139	1,077,729
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.671	%(a)	01/25/34	3,783	3,497,258
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.701	%(a)	03/25/36	572	568,385
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.716	%(a)	02/25/35	366	366,737
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3	1.506	%(a)	03/25/35	13,319	12,603,069
Renaissance Home Equity Loan Trust, Series 2004-1, Class AV3	1.241	%(a)	05/25/34	5,613	5,245,162
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class AI6A	5.832%		12/25/33	779	818,933
Residential Asset Securities Trust, Series 2004-KS1, Class AI5	5.721%		02/25/34	345	353,467
Saxon Asset Securities Trust, Series 2005-3, Class M1	1.216	%(a)	11/25/35	291	289,443
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.551	%(a)	02/25/34	720	677,055
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	1.896	%(a)	06/25/34	809	789,992
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.671	%(a)	11/25/34	514	482,867
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.536	%(a)	02/25/35	1,362	1,273,870
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2	1.311	%(a)	05/25/35	390	344,614
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	1.596	%(a)	05/25/35	1,588	1,499,721
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class A2C	1.771	%(a)	07/25/35	800	782,576
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.701	%(a)	07/25/35	2,944	2,833,783
Structured Asset Investment Loan Trust, Series 2003-BC7, Class 3A2	1.721	%(a)	07/25/33	1,261	1,188,129
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.771	%(a)	10/25/33	1,711	1,665,730
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.671	%(a)	08/25/33	376	366,656
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A	1.721	%(a)	08/25/33	12,045	11,381,592
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.571	%(a)	02/25/34	23,381	22,371,040
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	1.571	%(a)	04/25/34	854	804,072
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	1.571	%(a)	07/25/34	3,029	2,918,815
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.971	%(a)	08/25/34	2,510	2,258,852

Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	1.771	%(a)	09/25/34		1,662	1,612,618
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.711	%(a)	09/25/34		1,483	1,411,037
Structured Asset Investment Loan Trust, Series 2005-6, Class M2	1.551	%(a)	07/25/35		17,361	16,121,058
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	1.506	%(a)	08/25/35		7,149	6,970,487
Structured Asset Investment Loan Trust, Series 2006-2, Class A3	0.951	%(a)	04/25/36		4,755	4,301,673
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	2.121	%(a)	04/25/33		370	368,225
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500%		10/25/46		24,820	24,696,233
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46		5,016	5,045,116
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		16,079	16,129,477
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		10,444	10,450,211
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	1.071	%(a)	04/25/34		359	334,587

						621,919,315

TOTAL ASSET-BACKED SECURITIES (cost $3,945,727,378)						3,969,567,728

BANK LOANS(a) — 1.7%
Automotive
Chrysler Group LLC	3.528%		05/24/17		6,504	6,503,778

Cable
Quebecor Media, Inc.	3.402%		08/17/20		2,432	2,429,647

Chemicals — 0.1%
Avantor Performance Materials Holdings, Inc.	6.000%		06/21/22		14,314	14,497,532
CeramTec GmbH (Germany)	3.750%		08/30/20	EUR	2,400	2,600,530
MacDermid, Inc.	4.500%		06/07/20		6,114	6,183,916
MacDermid, Inc.	5.000%		06/07/23		2,166	2,189,279
OXEA Finance & CY SCA (Luxembourg)	4.500%		01/15/20	EUR	1,593	1,678,892

						27,150,149

Consumer — 0.1%
Bombardier Recreational Products, Inc. (Canada)	3.998%		06/30/23		1,670	1,678,502
Generac Power Systems, Inc.	3.748%		05/31/23		2,103	2,121,739
Motor Fuel Group Ltd. (United Kingdom)	5.750%		07/15/22	GBP	10,000	12,633,959

						16,434,200

Diversified Financial Services
Bats Global Markets, Inc.	4.278%		06/20/23		4,194	4,206,952

Electric
Calpine Construction Finance Co. LP	3.248%		05/04/20		1,207	1,206,332

Energy - Refining
Western Refining, Inc.	5.250%		11/12/20		4,887	4,904,975

Foods
Supervalu, Inc.	5.500%		03/21/19		1,821	1,830,002

Gaming
CCM Merger, Inc.(c)	4.028%		08/06/21		1,594	1,605,764

Healthcare & Pharmaceutical — 0.2%
CHS Community Health Systems, Inc.	3.425%		01/25/19		1,812	1,793,302
CHS Community Health Systems, Inc.	3.750%		12/31/19		1,196	1,134,894
CHS Community Health Systems, Inc.	4.180%		12/31/18		10,416	10,273,046
RPI Finance Trust (Luxembourg)	3.525%		10/14/22		3,968	4,000,846
Select Medical Corp.	6.000%		03/03/21		12,138	12,228,573
Valeant Pharmaceuticals International, Inc. (Canada)	4.530%		10/20/18		2,910	2,900,914
Valeant Pharmaceuticals International, Inc. (Canada)	5.270%		08/05/20		3,856	3,859,802
Valeant Pharmaceuticals International, Inc. (Canada)	5.500%		04/01/22		5,146	5,156,339

						41,347,716

Home Construction
Beazer Homes USA, Inc.(c)	6.750%		03/11/18		1,964	1,944,643

Media & Entertainment — 0.1%
Lions Gate Entertainment Corp.(c)	3.453%		12/08/21		9,530	9,530,000

Retailers — 0.3%
Douglas Holding AG (Germany)	4.750%		08/13/22	EUR	6,000	6,566,093
Euro Garages Ltd. (United Kingdom)	5.867%		01/30/23	GBP	36,500	45,719,059
Rite Aid Corp.	4.875%		06/21/21		10,600	10,615,455

						62,900,607

Supermarkets — 0.1%
Albertsons LLC	3.997%		08/25/21		9,285	9,325,417

Technology — 0.6%
Action Nederland BV	4.250%		02/25/22	EUR	12,599	13,832,722
BMC Software Finance, Inc.	5.000%		09/10/20		7,139	7,118,455
Dell International LLC	2.998%		12/31/18		32,000	32,008,000
Dell International LLC	4.030%		09/07/23		4,646	4,680,724
First Data Corp.	3.948%		07/10/22		1,959	1,971,096
First Data Corp.	3.997%		03/24/21		5,093	5,117,831
Lawson Software, Inc.	3.750%		06/03/20		9,920	9,894,147
NXP BV (Netherlands)	3.451%		12/07/20		4,521	4,539,714
Vantiv LLC	3.023%		10/14/21		9,186	9,158,095
Western Digital Corp.	4.000%		04/28/23	EUR	13,930	15,300,669
Western Digital Corp.	4.748%		04/29/23		6,502	6,571,865

						110,193,318

Telecommunications — 0.1%
LTS Buyer LLC	4.207%		04/13/20		4,005	4,027,026
SBA Senior Finance II LLC	3.030%		03/24/21		4,875	4,882,620
SBA Senior Finance II LLC	3.030%		06/10/22		4,925	4,931,156

						13,840,802

Transportation — 0.1%
Hertz Corp.	3.748%		06/30/23		5,075	5,081,635
XPO Logistics, Inc.	4.250%		11/01/21		8,644	8,707,110

						13,788,745

TOTAL BANK LOANS (cost $330,601,738)						329,143,047

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.1%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A	4.462%		05/15/49		7,683	7,288,259
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.647	%(a)	04/10/49		2,266	2,268,495

Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5	5.377%		06/10/49	800	801,668
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	2,246	2,280,796
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM	5.772	%(a)	02/10/51	12,514	12,716,067
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		07/15/49	5,200	5,085,830
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ	5.404	%(a)	11/10/42	153	153,166
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33	31,000	31,818,313
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36	17,450	16,904,466
BBCMS Mortgage Trust, Series 2016-ETC, Class B, 144A	3.189%		08/14/36	6,970	6,784,439
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 144A	3.391%		08/14/36	5,770	5,642,215
BBCMS Mortgage Trust, Series 2016-ETC, Class D, 144A	3.609	%(a)	08/14/36	21,720	20,951,568
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.609	%(a)	08/14/36	13,900	12,357,436
BBCMS Trust, Series 2015-RRI, Class XCP, IO, 144A	0.741	%(a)	05/15/32	324,000	690,088
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(a)	12/11/49	33,350	33,325,801
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.617	%(a)	12/15/27	5,272	5,278,093
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	11,690	12,129,467
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	10,000	10,214,219
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XB, IO	0.053	%(a)	09/15/48	58,898	204,011
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	30,200	30,160,260
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49	7,150	7,173,528
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%		12/10/49	40,000	40,692,140
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class B, 144A	2.778	%(a)	11/10/31	40,376	39,458,120
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class C, 144A	2.778	%(a)	11/10/31	15,000	14,333,610
Commercial Mortgage Trust, Series 2007-GG9, Class AM	5.475%		03/10/39	2,841	2,839,026
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	3,000	2,982,765
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	9,800	9,895,049
Commercial Mortgage Trust, Series 2013-LC6, Class XA, IO	1.679	%(a)	01/10/46	60,284	3,257,626
Commercial Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	12,500	12,860,582
Commercial Mortgage Trust, Series 2014-UBS3, Class XB, IO, 144A	0.348	%(a)	06/10/47	130,681	2,892,336
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	10,300	10,477,058
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	48,200	50,378,360
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	14,000	14,190,693
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	10,400	10,704,122
Commercial Mortgage Trust, Series 2015-CR27, Class A4	3.612%		10/10/48	50,000	51,575,975
Commercial Mortgage Trust, Series 2015-DC1, Class XA, IO	1.173	%(a)	02/10/48	124,962	7,750,449
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	7,900	8,195,800
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	29,800	31,223,901
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	43,000	41,533,326
Commercial Mortgage Trust, Series 2016-CR28, Class A4	3.762%		02/10/49	24,141	25,077,387
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	19,275	20,025,991
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	56,050	57,403,456

Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class XCP, IO, 144A	0.000	%(a)	04/15/29	69,222	7,614
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XB, IO	0.250%		08/15/48	86,961	1,450,205
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	57,450	55,091,258
DBWF Mortgage Trust, Series 2016-85T, Class D, 144A (original cost $22,033,201; purchased 12/09/16)(b)(e)	3.808	%(a)	12/10/36	23,405	22,501,155
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $19,897,327; purchased 12/09/16)(b)(e)	3.808	%(a)	12/10/36	22,177	20,004,976
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(a)	09/10/35	30,650	30,273,247
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829	%(a)	01/25/25	11,400	11,290,021
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	0.976	%(a)	01/25/20	250,903	6,150,296
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.123	%(a)	04/25/20	18,382	498,964
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.620	%(a)	06/25/20	95,727	3,800,482
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.404	%(a)	08/25/20	3,538	129,011
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.201	%(a)	04/25/21	12,347	530,125
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.613	%(a)	07/25/21	1,396	83,748
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.692	%(a)	03/25/22	129,633	9,132,098
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439	%(a)	05/25/22	47,511	2,945,599
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.479	%(a)	06/25/22	219,184	14,211,396
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.876	%(a)	09/25/22	114,191	4,518,225
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.882	%(a)	10/25/22	29,992	1,221,993
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class X1, IO	1.029	%(a)	11/25/22	179,093	8,595,652
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.818	%(a)	01/25/23	268,085	10,361,264
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class X1, IO	0.115	%(a)	05/25/23	252,294	1,699,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.187	%(a)	03/25/24	159,216	10,683,909
FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class X1, IO	0.548	%(a)	12/25/24	76,605	2,786,248
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.754	%(a)	01/25/25	446,110	21,531,719
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.676	%(a)	11/25/25	313,660	14,519,361
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	0.893	%(a)	12/25/25	139,586	8,898,621
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369	%(a)	03/25/26	93,270	9,320,011
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class XAM, IO	0.815	%(a)	08/25/26	59,334	3,803,226
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.451	%(a)	02/25/18	10,134	119,829
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.022	%(a)	05/25/18	8,687	173,931
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.758	%(a)	05/25/19	30,156	964,080

FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.691	%(a)	07/25/19	46,136	1,501,454
FHLMC Multifamily Structured Pass-Through Certificates, Series K718, Class X1, IO	0.647	%(a)	01/25/22	292,263	7,865,845
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.319	%(a)	06/25/21	1,994	87,791
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.333	%(a)	02/25/32	30,308	4,940,176
FHLMC Multifamily Structured Pass-Through Certificates, Series Q002, Class XA, IO	1.212	%(a)	07/25/33	39,122	3,455,771
Freddie Mac Mortgage Trust, Series 2013-K27, Class X2A, IO, 144A	0.100%		01/25/46	1,338,084	6,370,885
Freddie Mac Mortgage Trust, Series 2013-K32, Class X2A, IO, 144A	0.100%		10/25/46	1,209,622	5,854,690
GE Business Loan Trust, Series 2007-1A, Class A, 144A	0.938	%(a)	04/16/35	2,181	2,040,559
GS Mortgage Securities Trust, Series 2013-GC16, Class XA, IO	1.425	%(a)	11/10/46	35,989	1,872,046
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	2.860%		06/10/46	11,400	11,496,150
GS Mortgage Securities Trust, Series 2013-GCJ14, Class XA, IO	0.778	%(a)	08/10/46	219,859	7,431,179
GS Mortgage Securities Trust, Series 2014-GC20, Class A2	3.002%		04/10/47	3,500	3,557,612
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(a)	06/10/47	37,110	803,843
GS Mortgage Securities Trust, Series 2015-GC28, Class XB, IO	0.348	%(a)	02/10/48	43,393	1,137,669
GS Mortgage Securities Trust, Series 2015-GC32, Class XB, IO	0.010	%(a)	07/10/48	60,188	39,429
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195	%(a)	03/05/23	525,000	7,075,163
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A2	2.879%		02/15/47	3,500	3,569,138
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	9,800	10,094,844
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class XA, IO	0.844	%(a)	09/15/47	76,520	2,726,312
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,040	8,172,755
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	7,800	7,970,647
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class XB, IO	0.101	%(a)	11/15/47	51,813	527,011
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A3	3.231%		01/15/48	11,650	11,762,367
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	35,300	35,383,527
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XB, IO	0.084	%(a)	05/15/48	54,147	437,627
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	0.945	%(a)	05/15/48	52,167	2,084,156
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XB, IO	0.279	%(a)	11/15/48	57,408	1,239,123
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XB, IO	0.662	%(a)	06/15/49	44,639	2,266,152
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	53,000	51,675,514
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%		12/15/47	90	90,319

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	4,000	3,990,189
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	10,011	10,072,731
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,252	1,273,821
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	11,000	11,092,444
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	3,000	3,106,157
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%		07/15/47	5,042	5,210,918
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7, Class B, 144A	2.567	%(a)	05/15/28	40,000	39,899,160
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class XCP, IO, 144A	0.597	%(a)	01/15/18	720,000	4,047,480
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	40,000	38,163,492
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493	%(a)	02/15/40	22,091	22,195,516
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.716	%(a)	08/15/45	50,896	2,924,190
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,100,945
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	3,400	3,423,844
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,900	5,928,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	8,425	8,639,602
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.827	%(a)	05/15/48	168,416	8,482,743
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	37,300	38,608,622
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49	37,200	35,935,472
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	42,000	40,765,708
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.517	%(a)	08/14/31	5,200	5,208,596
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	28,300	28,380,015
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36	39,000	37,989,303
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	4,150	4,176,209
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	9,100	9,189,190
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	1.029	%(a)	03/10/46	14,947	720,975
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.436	%(a)	03/10/46	96,528	2,428,606
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	9,500	9,609,844
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3FL, 144A	1.454	%(a)	04/10/46	21,200	21,323,276
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.291	%(a)	10/15/44	53	53,228
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM	5.591	%(a)	04/15/47	9,045	9,080,087
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.965	%(a)	02/15/51	3,251	3,266,906

Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM	5.965	%(a)	02/15/51	9,225	9,338,805
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class XCP, IO, 144A	0.619	%(a)	06/15/17	275,000	618,778
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, IO, 144A	2.014	%(a)	10/15/45	45,314	3,134,678
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	1.818	%(a)	07/15/46	27,500	28,033,780
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	5,910	6,105,282
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.358	%(a)	05/15/48	24,936	845,343
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	13,700	14,012,486
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class XB, IO	0.941	%(a)	06/15/49	36,018	2,575,568
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	60,000	57,333,480
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class XB, IO	0.940	%(a)	07/15/48	55,952	3,978,305
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%		11/15/59	53,000	51,126,249
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	37,500	35,682,919

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,841,727,402)					1,800,876,661

CORPORATE BONDS — 43.3%
Aerospace & Defense — 0.2%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	2,700	2,703,375
Harris Corp., Sr. Unsec’d. Notes	3.832%		04/27/25	2,700	2,751,721
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	8,620	8,712,622
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	9,880	9,979,758
Raytheon Co., Sr. Unsec’d. Notes(h)	3.150%		12/15/24	3,390	3,437,735
Spirit AeroSystems, Inc., Gtd. Notes	3.850%		06/15/26	6,000	5,929,566

					33,514,777

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	6,925	6,914,716
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A(f)	3.950%		06/15/25	13,630	13,910,083
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	9,975	9,986,172
Reynolds American, Inc., Gtd. Notes	2.300%		08/21/17	1,075	1,079,837
Reynolds American, Inc., Gtd. Notes(f)	4.000%		06/12/22	7,255	7,579,458
Reynolds American, Inc., Gtd. Notes	4.450%		06/12/25	8,038	8,425,094
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	305	346,389

					48,241,749

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.000%		01/15/27	6,427	6,539,967
American Airlines Pass-Through Trust, Series 2013-2, Class A, Pass-Through Certificates	4.950%		07/15/24	7,893	8,411,405
American Airlines Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	3.700%		04/01/28	2,745	2,751,582
American Airlines Pass-Through Trust, Series 2015-1, Class A, Pass-Through Certificates(f)	3.375%		11/01/28	10,983	10,791,250

American Airlines Pass-Through Trust, Series 2015-2, Class AA, Pass-Through Certificates	3.600%		03/22/29		12,229	12,289,885
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%		12/15/22		1	1,192
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		10/19/23		377	414,008
Continental Airlines, Inc., Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%		07/12/22		293	308,914
Continental Airlines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%		10/11/25		2,442	2,524,839
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		04/29/26		826	842,540
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		02/10/24		1,495	1,717,593
Delta Air Lines, Inc., Pass-Through Trust, Series 2009-1, Class A, Pass-Through Certificates(f)	7.750%		06/17/21		613	680,850
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%		11/23/20		634	662,963
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		10/15/20		562	592,760
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%		11/07/21		1,196	1,260,135
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%		11/05/20		9,310	9,377,311
United Airlines Pass-Through Trust, Series 2015-1, Class AA, Pass-Through Certificates	3.450%		06/01/29		10,851	10,878,306
United Airlines Pass-Through Trust, Series 2016-2, Class AA, Pass-Through Certificates	2.875%		04/07/30		16,530	15,825,822
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625%		12/03/26		1,900	2,006,743

						87,878,065

Apparel
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	7,175	7,996,018

Auto Manufacturers — 1.3%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%		01/11/18		800	802,042
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20		20,605	20,543,432
Ford Holdings LLC, Gtd. Notes	9.375%		03/01/20		3,300	3,894,884
Ford Motor Co., Sr. Unsec’d. Notes(f)	4.750%		01/15/43		13,495	12,594,560
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29		2,595	2,972,186
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28		6,834	8,023,779
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.471	%(a)	09/08/17		200	200,064
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		5,290	5,316,979
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20		16,095	15,930,203
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17		2,588	2,602,387
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.096%		05/04/23		17,490	16,939,012
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%		01/09/22		12,975	12,905,869
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%		03/18/21		6,900	6,969,580
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(f)	4.134%		08/04/25		3,145	3,141,242
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17		8,770	8,770,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18		600	622,606
General Motors Co., Sr. Unsec’d. Notes(f)	4.000%		04/01/25		5,560	5,498,245
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23		3,725	3,948,768
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		3,990	4,424,958
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36		4,470	5,148,488

General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20		7,490	7,552,032
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22		27,425	27,333,346
General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23		21,265	21,112,806
General Motors Financial Co., Inc., Gtd. Notes(f)	4.000%		10/06/26		13,695	13,269,866
General Motors Financial Co., Inc., Gtd. Notes	4.350%		01/17/27		14,730	14,603,543
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26		5,785	6,134,709
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150%		02/26/20		12,370	12,264,311
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.700%		03/15/17		650	651,362
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%		12/15/18		6,221	6,360,972
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(f)	4.250%		11/15/19		2,165	2,237,527
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200%		01/15/24	EUR	5,700	6,153,182

						258,922,940

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	9,692	10,449,490
American Axle & Manufacturing, Inc., Gtd. Notes(f)	6.625%		10/15/22		4,689	4,829,670
Dana, Inc., Sr. Unsec’d. Notes(f)	5.375%		09/15/21		725	752,188
Goodyear Tire & Rubber Co. (The), Gtd. Notes(f)	5.000%		05/31/26		8,450	8,513,375
Goodyear Tire & Rubber Co. (The), Gtd. Notes(f)	5.125%		11/15/23		4,225	4,335,906
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, PIK, 144A	3.250%		09/15/23	EUR	16,175	17,906,258
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A	3.750%		09/15/26	EUR	15,485	16,754,591
Lear Corp., Gtd. Notes(f)	4.750%		01/15/23		3,000	3,119,790
Lear Corp., Gtd. Notes	5.250%		01/15/25		2,100	2,228,310
Lear Corp., Gtd. Notes	5.375%		03/15/24		11,650	12,261,625
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/15/24		4,285	4,362,606
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(f)	4.500%		04/29/22		2,000	2,052,500

						87,566,309

Banks — 9.5%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23		2,532	2,615,556
Bank of America Corp., Jr. Sub. Notes	5.125	%(a)	12/31/49		2,225	2,227,781
Bank of America Corp., Jr. Sub. Notes	6.300	%(a)	12/31/49		49,750	53,232,500
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49		5,000	5,214,000
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49		625	646,266
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		17,450	19,566,109
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21		3,620	4,033,429
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		1,265	1,296,979
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19		3,235	3,622,401
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(f)	3.500%		04/19/26		13,235	13,008,973
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%		10/21/27		31,560	29,793,397
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25		9,950	10,057,430
Bank of America Corp., Sr. Unsec’d. Notes, MTN(f)	4.000%		04/01/24		3,125	3,208,334
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24		15,785	16,353,765
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	%(a)	01/20/48		1,370	1,363,650
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18		2,000	2,090,798
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25		19,960	19,802,436
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25		31,900	31,820,346
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24		18,410	18,701,983

Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	6,865	6,913,755
Bank of America Corp., Sub. Notes, MTN(f)	4.450%		03/03/26	25,380	25,902,092
Bank of America NA, Sr. Unsec’d. Notes	2.050%		12/07/18	2,000	2,009,548
Bank of America NA, Sub. Notes	5.300%		03/15/17	250	251,195
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	%(a)	12/31/49	17,715	16,834,564
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200%		08/16/23	18,300	17,480,910
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.000%		02/24/25	11,680	11,519,984
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.250%		09/11/24	3,550	3,574,176
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.325	%(a)	04/11/17	3,600	3,602,624
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21	17,350	17,251,331
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%		01/12/21	7,920	7,926,835
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes(f)	3.650%		03/16/25	13,965	13,446,773
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	8,200	8,237,130
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20	12,210	12,327,485
BBVA Bancomer SA (Mexico), Sub. Notes, RegS	6.500%		03/10/21	2,400	2,567,232
BNP Paribas SA (France), Sr. Unsec’d. Notes	2.375%		05/21/20	9,010	8,990,205
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	9,550	9,675,735
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%		07/23/21	8,385	8,455,602
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,100	3,146,085
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	1,750	1,753,560
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	7,940	7,958,476
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	51,035	52,821,225
Citigroup, Inc., Jr. Sub. Notes(f)	6.125	%(a)	12/31/49	6,590	6,922,795
Citigroup, Inc., Jr. Sub. Notes	6.250	%(a)	12/31/49	9,660	10,203,375
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%		10/21/26	45,690	43,279,076
Citigroup, Inc., Sr. Unsec’d. Notes	3.300%		04/27/25	13,325	13,015,234
Citigroup, Inc., Sr. Unsec’d. Notes(f)	3.400%		05/01/26	20,000	19,304,500
Citigroup, Inc., Sr. Unsec’d. Notes(f)	3.700%		01/12/26	8,825	8,783,002
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	3,085	3,282,897
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,400	3,569,455
Citigroup, Inc., Sub. Notes	4.000%		08/05/24	14,400	14,475,096
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	9,835	10,248,660
Citigroup, Inc., Sub. Notes(f)	4.300%		11/20/26	1,175	1,184,347
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	2,525	2,558,229
Citigroup, Inc., Sub. Notes(f)	4.450%		09/29/27	36,150	36,657,040
Citigroup, Inc., Sub. Notes(f)	4.750%		05/18/46	9,260	9,190,744
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	5,760	5,792,319
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.500%		03/14/19	5,770	5,812,606
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	5,130	5,120,905
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875	%(a)	12/31/49	1,000	1,018,412
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18	19,535	19,521,697
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.750%		01/29/18	7,365	7,374,582
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	3,450	3,465,442
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	1,931	1,922,917
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450%		04/16/21	5,519	5,579,902
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		09/15/22	4,800	4,835,765
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	17,170	17,164,746
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	4,315	4,433,611
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	18,380	18,323,206
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN(f)	3.375%		05/12/21	2,160	2,151,328

Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	3,575	3,576,931
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	6,775	6,526,351
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	9,280	9,658,615
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	675	687,713
Discover Bank, Sub. Notes	7.000%		04/15/20	6,980	7,764,357
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	7,900	7,903,010
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	1,105	1,114,264
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300	%(a)	12/31/49	40,010	39,129,780
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(f)	5.375	%(a)	12/31/49	17,210	17,605,830
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	2.550%		10/23/19	5,300	5,333,978
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	19,430	19,213,258
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	28,890	28,034,625
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	3.625%		01/22/23	810	826,350
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	3.750%		02/25/26	8,495	8,486,072
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	26,355	26,298,548
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	16,755	18,809,766
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	875	918,160
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	6.250%		02/01/41	2,305	2,873,754
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	5,040	5,144,187
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	4,505	4,644,349
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,220	5,469,281
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	4,520	5,012,427
Goldman Sachs Group, Inc. (The), Sub. Notes(f)	5.150%		05/22/45	12,425	12,852,681
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	7,405	9,127,670
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	450	485,050
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	230	249,062
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	7,185	7,262,727
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.375%		11/23/26	4,695	4,720,006
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(a)	12/31/49	21,720	22,350,966
JPMorgan Chase & Co., Jr. Sub. Notes	6.750	%(a)	12/31/49	29,650	32,449,256
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	5,885	6,061,550
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%		01/23/20	22,900	22,945,342
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	18,020	18,079,286
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	2.950%		10/01/26	19,630	18,563,129
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%		01/23/25	20,770	20,337,589
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	3.200%		01/25/23	8,265	8,336,170
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	17,100	16,543,344
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	8,770	8,882,133
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.300%		04/01/26	30,910	30,227,384
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	5,160	5,474,094
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	2,240	2,397,266
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	2,400	2,555,854
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,350	3,598,918
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	830	992,048
JPMorgan Chase & Co., Sub. Notes(f)	3.375%		05/01/23	2,775	2,774,370
JPMorgan Chase & Co., Sub. Notes	3.625%		12/01/27	12,480	12,017,154
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	18,900	19,058,420
JPMorgan Chase & Co., Sub. Notes(f)	4.950%		06/01/45	8,630	9,084,792
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18	3,350	3,352,214
KeyBank NA, Sr. Unsec’d. Notes	2.250%		03/16/20	13,730	13,706,000
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	5,750	5,799,881
KeyCorp, Sr. Unsec’d. Notes, MTN(f)	5.100%		03/24/21	560	612,190
Lloyds Bank PLC (United Kingdom), Gtd. Notes	4.200%		03/28/17	1,975	1,984,541

Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	6,330	6,916,240
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	7,875	7,741,330
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	18,295	17,888,229
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	2,700	2,697,921
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	07/29/49	52,385	53,170,775
Morgan Stanley, Jr. Sub. Notes, Series J(f)	5.550	%(a)	12/31/49	4,810	4,936,263
Morgan Stanley, Sr. Unsec’d. Notes	1.875%		01/05/18	8,445	8,465,859
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	21,730	21,485,668
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	2,920	3,240,210
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	5,000	5,036,835
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(f)	3.750%		02/25/23	6,575	6,750,789
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(f)	3.875%		01/27/26	17,100	17,206,362
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	5,485	6,079,327
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	3,200	3,375,014
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.625%		11/17/21	46,590	45,927,444
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	29,095	27,625,412
Morgan Stanley, Sr. Unsec’d. Notes, MTN(f)	4.300%		01/27/45	7,500	7,327,215
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,530	2,740,714
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	4,640	4,765,113
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	2,360	2,967,169
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	15,545	15,772,703
Morgan Stanley, Sub. Notes, MTN	3.950%		04/23/27	16,340	15,976,729
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%		02/10/20	16,675	16,501,563
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,010	3,145,089
People’s United Bank NA, Sub. Notes	4.000%		07/15/24	1,750	1,727,686
PNC Bank NA, Sr. Unsec’d. Notes(f)	2.950%		02/23/25	21,370	20,974,249
PNC Bank NA, Sr. Unsec’d. Notes, MTN	3.250%		06/01/25	975	974,804
PNC Bank NA, Sub. Notes(f)	2.950%		01/30/23	10,835	10,801,357
PNC Bank NA, Sub. Notes(f)	4.200%		11/01/25	1,450	1,536,269
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854	%(a)	11/09/22	1,600	1,594,530
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	2,715	2,784,455
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	26,670	25,919,106
Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18	8,825	8,831,345
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(f)	2.875%		10/16/20	8,520	8,510,585
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes(f)	2.375%		03/16/20	21,490	21,409,348
State Street Corp., Jr. Sub. Notes	4.956	%(a)	03/15/18	1,375	1,419,870
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	13,075	13,516,281
State Street Corp., Sr. Unsec’d. Notes(f)	3.300%		12/16/24	10,830	10,944,148
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,225	1,234,098
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/16/20	10,750	10,749,817
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	5,125	5,111,470
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN	2.250%		07/11/19	2,560	2,559,596
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442%		10/19/21	9,390	9,223,543
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23	3,675	3,601,823
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500%		05/01/19	7,830	7,902,991
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800%		03/26/18	13,675	13,692,778
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	12,500	12,619,263
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A(f)	4.125%		04/15/26	13,885	14,033,000

US Bancorp, Sub. Notes, MTN	2.950%		07/15/22		1,750	1,766,532
US Bancorp, Sub. Notes, MTN	3.600%		09/11/24		12,170	12,426,008
Wells Fargo & Co., Jr. Sub. Notes(f)	7.980	%(a)	03/29/49		2,400	2,520,000
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21		6,960	6,890,212
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25		5,375	5,160,177
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.300%		09/09/24		2,980	2,954,667
Wells Fargo & Co., Sub. Notes, MTN(f)	4.125%		08/15/23		14,485	15,100,670

						1,880,637,887

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(f)	4.700%		02/01/36		25,475	26,667,638
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(f)	4.900%		02/01/46		6,785	7,260,662
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39		1,880	2,795,474
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39		450	684,041
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, RegS	4.750%		10/01/18		4,300	4,409,998
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		1,275	1,307,616
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20		11,450	11,867,925
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A(f)	5.000%		10/01/23		1,935	2,078,815

						57,072,169

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45		15,660	14,874,479
Amgen, Inc., Sr. Unsec’d. Notes	4.563%		06/15/48		2,594	2,513,412
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51		18,420	17,904,424
Celgene Corp., Sr. Unsec’d. Notes	3.250%		08/15/22		7,529	7,611,608
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%		02/01/25		6,730	6,779,008
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%		04/01/24		10,811	11,098,443
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%		04/01/44		5,160	5,370,089

						66,151,463

Building Materials — 0.6%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%		04/01/21	EUR	800	889,945
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	9.375%		10/12/22		8,572	9,332,336
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22		26,920	29,307,804
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	2,450	2,749,787
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%		04/16/26		3,000	3,333,750
Dry Mix Solutions Investissements SAS (France), Sr. Sec’d. Notes, 144A	5.500	%(a)	03/15/23	EUR	7,700	8,457,656
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%		06/15/25		23,420	23,874,418
Griffon Corp., Gtd. Notes	5.250%		03/01/22		6,400	6,464,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24		2,300	2,378,800
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22		1,625	1,688,893
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(b)	5.375%		11/15/24		24,350	25,110,938
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24		4,000	4,225,000

						117,813,327

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%		03/15/35		1,900	1,784,824
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		3,370	3,422,232
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		4,285	4,562,162
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		1,730	2,011,410
Ashland, Inc., Gtd. Notes	4.750	%(a)	08/15/22		9,625	9,841,562
Ashland, Inc., Gtd. Notes	6.875%		05/15/43		10,850	11,392,500

CF Industries, Inc., Gtd. Notes(f)	4.950%	06/01/43	3,565	3,056,987
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	6,640	5,810,000
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	240	252,900
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	195	214,988
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400%	12/01/21	22,000	21,921,878
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	3,675	3,687,399
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	5,320	5,627,358
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,549	1,639,925
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	2,160	2,193,731
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	2,235	2,443,275
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	330	521,393
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	10,010	10,116,817
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	9,781	9,929,016
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	2,120	2,134,609
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd. (Russia), Sr. Sec’d. Notes, 144A	3.800%	04/12/20	8,550	8,525,205
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	3,000	3,136,023
LYB International Finance BV, Gtd. Notes(f)	4.875%	03/15/44	6,540	6,810,841
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	8,320	7,790,998
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	3,575	3,780,741
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	1,000	1,141,122
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	9,954	11,270,994
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,040	1,079,899
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,455	3,459,201
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	850	1,020,846
Westlake Chemical Corp., Gtd. Notes, 144A	4.875%	05/15/23	5,705	5,900,664

				156,481,500

Commercial Services — 0.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,425	3,583,406
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(f)	6.375%	04/01/24	6,700	6,582,750
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111	1,130	1,070,555
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20	5,125	5,133,256
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	27,400	26,269,668
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	2.750%	03/15/17	1,280	1,282,437
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	3.300%	12/01/26	19,130	18,299,815
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	3.800%	11/01/25	17,535	17,646,190
ERAC USA Finance LLC, Gtd. Notes, 144A(b)(f)	4.500%	02/15/45	3,720	3,569,801
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	6.700%	06/01/34	810	981,827
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	7.000%	10/15/37	4,090	5,188,087
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	696	692,520
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	5,800	4,982,061
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	942	1,138,703
President & Fellows of Harvard College, Unsec’d. Notes(f)	3.150%	07/15/46	9,930	8,924,568
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	4,600	4,929,986
United Rentals North America, Inc., Gtd. Notes(f)	5.500%	07/15/25	2,375	2,464,063
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	4,860	4,902,525
United Rentals North America, Inc., Gtd. Notes(f)	5.875%	09/15/26	9,575	9,946,031
United Rentals North America, Inc., Gtd. Notes(f)	6.125%	06/15/23	5,346	5,640,030
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	6,818	7,141,855

				140,370,134

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	2.150%	02/09/22	29,210	28,639,616
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/06/21	400	408,616
Apple, Inc., Sr. Unsec’d. Notes(f)	3.200%	05/13/25	4,170	4,182,164

Apple, Inc., Sr. Unsec’d. Notes	3.250%		02/23/26		11,565	11,511,026
Apple, Inc., Sr. Unsec’d. Notes	4.650%		02/23/46		2,025	2,131,276
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(f)	5.875%		06/15/21		11,040	11,645,688
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		9,135	9,322,943
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21		7,765	8,081,354
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A(f)	6.020%		06/15/26		6,740	7,277,050
EMC Corp., Sr. Unsec’d. Notes	2.650%		06/01/20		14,500	14,060,186
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(a)	10/05/17		40,825	41,034,555
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	%(a)	10/05/18		6,395	6,477,387

						144,771,861

Diversified Financial Services — 1.2%
Ally Financial, Inc., Gtd. Notes	3.500%		01/27/19		5,600	5,656,000
Ally Financial, Inc., Gtd. Notes	6.250%		12/01/17		8,400	8,692,320
Ally Financial, Inc., Gtd. Notes(f)	8.000%		03/15/20		2,892	3,288,753
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19		11,000	11,178,750
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%		05/26/20		26,300	26,352,574
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	5,700	7,171,390
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950%		02/28/22		7,192	7,081,037
Capital One Bank USA NA, Sr. Unsec’d. Notes(f)	2.300%		06/05/19		4,075	4,093,187
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23		7,900	7,901,525
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450%		02/13/26		8,855	8,901,374
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17		1,200	1,212,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17		4,127	4,168,270
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22		3,650	3,823,375
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(f)	5.500%		02/15/19		11,000	11,572,880
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18		5,000	5,252,500
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25		11,835	11,558,629
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20		11,273	11,302,659
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35		12,587	13,202,618
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/34		1,623	1,654,358
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		145	163,240
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18		1,900	2,043,830
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		700	755,090
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750	%(a)	03/15/17		18,530	18,679,537
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,425	1,457,043
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875%		05/02/18		745	45,072
Navient Corp., Sr. Unsec’d. Notes, MTN(f)	4.625%		09/25/17		11,150	11,275,437
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18		5,400	5,748,840
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(b)	1.717	%(a)	07/03/33		103	88,714
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17		500	515,000
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19		10,665	10,723,871
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		16,094	16,131,676
Synchrony Financial, Sr. Unsec’d. Notes(f)	3.700%		08/04/26		13,880	13,436,242
Worldpay Finance PLC (United Kingdom), Gtd. Notes, RegS	3.750%		11/15/22	EUR	4,000	4,585,740

						239,713,531

Electric — 2.6%
AES Corp., Sr. Unsec’d. Notes(f)	5.500%		04/15/25		25,000	25,312,500

American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%	12/15/22	1,600	1,608,618
Appalachian Power Co., Sr. Unsec’d. Notes	3.400%	06/01/25	15,645	15,802,670
Calpine Corp., Sr. Sec’d. Notes, 144A(f)	7.875%	01/15/23	13,424	13,994,520
Calpine Corp., Sr. Unsec’d. Notes(f)	5.375%	01/15/23	1,600	1,576,000
Calpine Corp., Sr. Unsec’d. Notes(f)	5.750%	01/15/25	1,675	1,637,312
Commonwealth Edison Co., First Mortgage Bonds	3.700%	03/01/45	2,665	2,525,319
Commonwealth Edison Co., First Mortgage Bonds	4.350%	11/15/45	2,780	2,910,944
Commonwealth Edison Co., First Mortgage Bonds	6.450%	01/15/38	690	910,457
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	7,580	7,266,635
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56	2,920	2,926,027
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	33,540	34,855,875
Dominion Resources, Inc., Jr. Sub. Notes	2.962%	07/01/19	4,305	4,362,515
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	5,685	5,321,518
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	2,875	2,932,500
DPL, Inc., Sr. Unsec’d. Notes(f)	7.250%	10/15/21	13,975	14,554,962
DTE Energy Co., Sr. Unsec’d. Notes	2.850%	10/01/26	47,340	44,077,422
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%	12/15/41	6,000	6,175,872
Duke Energy Carolinas LLC, First Ref. Mortgage	2.500%	03/15/23	11,945	11,830,925
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	3,045	2,907,427
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	1,025	1,022,740
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	12,725	11,889,655
Duke Energy Progress LLC, First Mortgage Bonds	4.100%	03/15/43	2,410	2,424,074
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	20,925	21,474,281
Dynegy, Inc., Gtd. Notes(f)	7.375%	11/01/22	16,165	15,962,937
Dynegy, Inc., Gtd. Notes, 144A(f)	8.000%	01/15/25	20,825	19,992,000
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	750	861,071
Emera US Finance LP (Canada), Gtd. Notes	3.550%	06/15/26	4,160	4,077,599
Emera US Finance LP (Canada), Gtd. Notes	4.750%	06/15/46	12,470	12,672,625
Enersis Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	3,620	3,530,224
Entergy Arkansas, Inc., First Mortgage Bonds	3.050%	06/01/23	1,200	1,202,729
Entergy Corp., Sr. Unsec’d. Notes	4.000%	07/15/22	37,970	39,737,845
Entergy Mississippi, Inc., First Mortgage Bonds	2.850%	06/01/28	3,010	2,858,735
Eversource Energy, Sr. Unsec’d. Notes	3.150%	01/15/25	5,370	5,295,223
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	21,135	21,402,802
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17	750	772,760
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	800	803,132
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,310	3,010,471
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	1,175	1,284,180
Fortis, Inc. (Canada), Sr. Unsec’d. notes, 144A	3.055%	10/04/26	39,160	36,603,518
Georgia Power Co., Sr. Unsec’d. Notes	4.750%	09/01/40	1,050	1,125,185
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	15	17,181
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200%	03/15/23	475	480,274
Nevada Power Co., General Ref. Mortgage	5.375%	09/15/40	500	569,412
NRG Energy, Inc., Gtd. Notes(f)	6.250%	07/15/22	600	618,000
NRG Energy, Inc., Gtd. Notes(f)	6.250%	05/01/24	8,000	8,140,000
NRG Energy, Inc., Gtd. Notes(f)	6.625%	03/15/23	4,319	4,448,570
NRG Energy, Inc., Gtd. Notes(f)	7.875%	05/15/21	1,321	1,370,537
NRG Energy, Inc., Gtd. Notes, 144A	6.625%	01/15/27	12,175	12,083,687
NRG Energy, Inc., Gtd. Notes, 144A(f)	7.250%	05/15/26	12,095	12,654,394
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%	04/01/25	5,995	5,887,600
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%	09/01/18	545	587,411
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	8,380	8,547,684
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.250%	03/15/46	6,900	7,030,990
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%	03/15/45	2,865	2,949,497
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%	04/15/42	1,800	1,873,694
PacifiCorp, First Mortgage Bonds(f)	3.350%	07/01/25	9,960	10,085,127

PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43		6,449	7,268,829
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22		4,000	4,049,424
PSEG Power LLC, Gtd. Notes(f)	3.000%	06/15/21		13,325	13,405,963
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42		1,990	1,901,186
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41		2,550	2,657,896
Southern California Edison Co., First Mortgage Bonds	2.400%	02/01/22		5,165	5,152,041
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41		725	734,018

					524,007,219

Electronics — 0.1%
Fortive Corp., Gtd. Notes, 144A(f)	3.150%	06/15/26		4,515	4,442,823
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	10,800	11,809,850
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		2,900	3,001,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		4,700	5,063,639

					24,317,812

Entertainment — 0.6%
AMC Entertainment Holding, Sr. Sub. Notes, 144A	6.375%	11/15/24	GBP	8,400	11,201,268
AMC Entertainment, Inc., Gtd. Notes(f)	5.875%	02/15/22		2,525	2,638,625
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23		9,700	10,282,000
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		24,089	24,267,259
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		5,350	5,497,125
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, RegS	7.000%	02/28/42	GBP	13,000	17,295,277
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(f)	4.875%	11/01/20		6,000	6,300,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(f)	5.375%	11/01/23		8,650	9,277,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(b)	5.000%	08/01/18		5,000	5,043,750
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A(f)	5.625%	05/01/24		3,725	3,778,752
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		9,000	9,221,580
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(f)	7.000%	01/01/22		9,400	10,046,250
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125%	11/01/24	EUR	5,825	6,555,365

					121,404,376

Food — 1.1%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%	03/15/25		3,275	3,254,531
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23		400	399,120
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20		6,730	7,116,975
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(b)(f)	5.750%	06/15/25		14,575	14,961,238
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(b)(f)	5.875%	07/15/24		11,544	11,919,180
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(b)	7.250%	06/01/21		3,580	3,698,140
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(b)	7.250%	06/01/21		1,887	1,949,271
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(b)	8.250%	02/01/20		11,485	11,772,125
JM Smucker Co. (The), Gtd. Notes	3.000%	03/15/22		11,465	11,601,479
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%	10/01/40		750	845,381
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		22,205	20,751,128
Kraft Heinz Foods Co., Gtd. Notes(f)	4.375%	06/01/46		5,005	4,679,084
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35		6,940	7,276,403
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18		495	526,997
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40		1,910	2,340,655
Kroger Co. (The), Sr. Unsec’d. Notes	2.950%	11/01/21		18,925	19,149,526

Kroger Co. (The), Sr. Unsec’d. Notes	3.300%		01/15/21		9,215	9,456,590
Kroger Co. (The), Sr. Unsec’d. Notes(f)	3.875%		10/15/46		4,420	3,975,596
Kroger CEAo. (The), Sr. Unsec’d. Notes	4.450%		02/01/47		12,030	11,771,620
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22		2,270	2,417,550
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000%		10/28/21		28,070	26,999,831
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A	4.250	%(a)	08/01/19	EUR	3,076	3,353,736
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		4,792	5,027,766
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%		04/14/18		2,750	2,860,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%		08/15/22		3,425	3,634,781
Sysco Corp., Gtd. Notes(f)	4.500%		04/01/46		3,655	3,647,537
Tyson Foods, Inc., Gtd. Notes	5.150%		08/15/44		2,615	2,745,023
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%		10/21/18		9,205	9,291,186
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20		16,067	16,565,173

						223,987,622

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(b)	7.375%		12/01/25		3,697	4,632,459
International Paper Co., Sr. Unsec’d. Notes	3.650%		06/15/24		2,250	2,285,066
International Paper Co., Sr. Unsec’d. Notes	4.400%		08/15/47		7,050	6,737,297
International Paper Co., Sr. Unsec’d. Notes	4.800%		06/15/44		6,940	7,024,960
International Paper Co., Sr. Unsec’d. Notes	5.000%		09/15/35		6,990	7,455,583
International Paper Co., Sr. Unsec’d. Notes	5.150%		05/15/46		3,605	3,806,750
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		2,290	2,649,065
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,320	1,714,944
International Paper Co., Sr. Unsec’d. Notes	9.375%		05/15/19		2,225	2,568,587

						38,874,711

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%		05/20/24		6,875	7,132,812
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%		08/20/26		6,875	7,132,813
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%		01/15/41		1,130	1,327,291
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43		250	260,901
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44		3,865	4,100,023
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20		355	389,564
Sempra Energy, Sr. Unsec’d. Notes	2.300%		04/01/17		2,060	2,063,362
Sempra Energy, Sr. Unsec’d. Notes	2.400%		03/15/20		9,090	9,087,700
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%		06/01/43		2,700	2,683,692

						34,178,158

Healthcare-Products — 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%		11/22/19		20,440	20,494,207
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%		11/30/21		705	701,904
Abbott Laboratories, Sr. Unsec’d. Notes(f)	2.950%		03/15/25		3,032	2,867,371
Baxter International, Inc., Sr. Unsec’d. Notes	2.600%		08/15/26		22,605	20,891,654
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%		12/15/24		3,998	4,097,962
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%		05/15/20		7,185	7,278,922
Medtronic, Inc., Gtd. Notes	4.625%		03/15/45		4,220	4,497,706
Medtronic, Inc., Gtd. Notes(h)	3.500%		03/15/25		18,525	18,933,235
Medtronic, Inc., Gtd. Notes(h)	4.375%		03/15/35		9,636	10,078,765
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950%		09/19/26		6,850	6,474,716
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%		04/01/18		10,880	10,911,356
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425%		12/13/26	EUR	35,000	38,843,747

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%		04/01/20		7,750	7,792,741

						153,864,286

Healthcare-Services — 1.9%
Acadia Healthcare Co., Inc., Gtd. Notes(f)	5.625%		02/15/23		1,825	1,852,375
Aetna, Inc., Sr. Unsec’d. Notes	3.200%		06/15/26		34,085	34,037,963
Aetna, Inc., Sr. Unsec’d. Notes(f)	3.500%		11/15/24		13,900	14,092,835
Aetna, Inc., Sr. Unsec’d. Notes	4.125%		11/15/42		1,775	1,703,730
Aetna, Inc., Sr. Unsec’d. Notes	4.500%		05/15/42		1,150	1,164,988
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37		5,365	6,968,625
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43		1,855	1,857,562
Baptist Health South Florida, Inc., Sec’d. Notes	4.342%		11/15/41		4,550	4,531,227
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%		11/15/45		5,750	5,664,860
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%		02/01/22		15,211	11,066,003
CHS/Community Health Systems, Inc., Gtd. Notes(f)	7.125%		07/15/20		10,350	8,487,000
CHS/Community Health Systems, Inc., Gtd. Notes(f)	8.000%		11/15/19		9,127	8,123,030
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(f)	5.125%		08/01/21		10,899	10,272,308
Cigna Corp., Sr. Unsec’d. Notes(f)	3.250%		04/15/25		23,430	23,031,971
Cigna Corp., Sr. Unsec’d. Notes	4.000%		02/15/22		1,000	1,045,126
Cigna Corp., Sr. Unsec’d. Notes	5.375%		03/15/17		965	969,549
Cigna Corp., Sr. Unsec’d. Notes	5.375%		02/15/42		2,225	2,512,067
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41		905	1,057,494
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%		06/15/21		500	554,371
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%		03/15/17		1,775	1,784,727
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20		15,650	16,041,250
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%		09/15/18		2,400	2,544,000
HCA Holdings, Inc., Sr. Unsec’d. Notes(f)	6.250%		02/15/21		2,500	2,681,250
HCA, Inc., Gtd. Notes(f)	5.375%		02/01/25		16,000	16,320,000
HCA, Inc., Gtd. Notes	5.875%		02/15/26		5,600	5,824,000
HCA, Inc., Gtd. Notes	7.500%		02/15/22		4,250	4,834,375
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19		5,125	5,304,375
HCA, Inc., Sr. Sec’d. Notes(f)	5.250%		04/15/25		10,000	10,525,000
HealthSouth Corp., Gtd. Notes	5.125%		03/15/23		2,250	2,238,750
HealthSouth Corp., Gtd. Notes	5.750%		11/01/24		10,300	10,467,375
Humana, Inc., Sr. Unsec’d. Notes	2.625%		10/01/19		3,375	3,405,152
Kindred Healthcare, Inc., Gtd. Notes(f)	8.000%		01/15/20		8,575	8,446,375
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%		02/01/20		1,970	1,978,235
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22		9,220	9,323,716
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%		11/15/20		6,355	6,811,384
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%		02/01/45		1,075	1,066,427
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%		07/01/52		675	651,839
New York Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45		4,350	4,244,299
New York Presbyterian Hospital (The), Unsec’d. Notes(f)	4.763%		08/01/2116		4,800	4,549,613
NYU Hospitals Center, Sec’d. Notes	4.784%		07/01/44		6,375	6,636,911
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	3.744%		10/01/47		2,900	2,672,402
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%		03/30/20		9,855	9,888,142
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%		06/01/26		5,425	5,343,587
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%		03/30/25		13,980	13,884,586
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%		09/30/24		1,390	1,425,121
Select Medical Corp., Gtd. Notes(f)	6.375%		06/01/21		12,000	11,880,000
Synlab Bondco PLC (United Kingdom), 1st Lien, 144A	3.500	%(a)	07/01/22	EUR	17,500	19,221,833
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%		03/01/19		9,600	9,545,952
Tenet Healthcare Corp., Sr. Unsec’d. Notes(f)	6.750%		02/01/20		11,653	11,565,603
Texas Health Resources, Sec’d. Notes	4.330%		11/15/55		3,450	3,482,071

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42		625	608,542
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%		03/15/42		3,380	3,462,918
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35		11,315	12,281,878
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		11/15/41		1,725	1,827,337
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%		10/15/40		185	225,467
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%		03/15/36		130	157,703
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%		02/15/41		490	611,225
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37		475	628,454

						373,384,958

Holding Companies - Diversified
CeramTec Group GmbH (Germany), Gtd. Notes, RegS(b)	8.250%		08/15/21	EUR	2,000	2,303,125
CeramTec Group GmbH (Germany), Gtd. Notes, 144A(b)	8.250%		08/15/21	EUR	500	575,781

						2,878,906

Home Builders — 0.6%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A(f)	6.500%		12/15/20		3,000	3,090,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(f)	6.125%		07/01/22		16,000	16,240,000
CalAtlantic Group, Inc., Gtd. Notes(f)	5.875%		11/15/24		5,000	5,200,000
CalAtlantic Group, Inc., Gtd. Notes(f)	6.250%		12/15/21		12,500	13,593,750
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18		11,798	12,653,355
KB Home, Gtd. Notes(f)	7.000%		12/15/21		9,045	9,745,988
PulteGroup, Inc., Gtd. Notes	5.500%		03/01/26		28,017	28,647,382
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(f)	5.250%		04/15/21		12,605	12,947,705
William Lyon Homes, Inc., Gtd. Notes	5.750%		04/15/19		5,534	5,589,340
William Lyon Homes, Inc., Gtd. Notes(f)	7.000%		08/15/22		18,000	18,810,000

						126,517,520

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%		10/01/26	EUR	15,000	16,700,691

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes(f)	4.200%		04/01/26		2,075	2,149,405
Newell Brands, Inc., Sr. Unsec’d. Notes(f)	5.500%		04/01/46		8,490	9,590,797

						11,740,202

Insurance — 1.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		240	257,646
American International Group, Inc., Sr. Unsec’d. Notes	3.900%		04/01/26		27,135	27,359,162
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		6,135	5,919,563
American International Group, Inc., Sr. Unsec’d. Notes(f)	4.800%		07/10/45		2,000	2,036,620
American International Group, Inc., Sr. Unsec’d. Notes(f)	4.875%		06/01/22		280	305,283
Arch Capital Finance LLC, Gtd. Notes	5.031%		12/15/46		6,475	6,748,116
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43		2,250	2,375,993
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%		03/15/23		14,030	14,007,622
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(f)	4.500%		02/11/43		4,290	4,546,040
Chubb Corp. (The), Gtd. Notes	6.375	%(a)	03/29/67		650	634,075
Chubb INA Holdings, Inc., Gtd. Notes	3.150%		03/15/25		7,260	7,244,543
Chubb INA Holdings, Inc., Gtd. Notes(f)	3.350%		05/03/26		7,000	7,064,757
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45		1,160	1,210,982
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26		12,000	12,523,488
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34		525	642,676
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43		480	450,009

Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	1,200	1,329,288
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		10/15/36	755	852,085
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%		10/01/41	995	1,150,250
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	8,750	8,642,183
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22	1,325	1,439,761
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	350	379,959
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35	9,290	11,175,805
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	5,155	6,258,258
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	3,930	4,627,276
Lincoln National Corp., Sr. Unsec’d. Notes(f)	7.000%		06/15/40	6,700	8,561,990
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	246	282,962
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	2,750	2,969,170
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	300	298,513
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	5,955	6,019,755
MetLife, Inc., Sr. Unsec’d. Notes	4.368	%(a)	09/15/23	450	483,999
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19	2,750	3,064,633
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	13,080	13,026,699
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	7,870	8,106,887
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	979	1,215,922
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	360	397,006
Principal Financial Group, Inc., Gtd. Notes	4.300%		11/15/46	7,190	7,140,964
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43	3,100	3,112,254
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	275	285,630
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/67	365	361,350
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	10,070	9,458,258
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%		12/06/42	5,235	5,099,089
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	16,598	17,934,421
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	3,847	5,021,351
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A(b)	2.950%		11/01/19	15,630	15,903,040
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	225	246,627
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22	2,675	2,868,924
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20	2,235	2,398,872
XLIT Ltd. (Ireland), Gtd. Notes	6.500	%(a)	12/31/49	260	219,050

					243,658,806

Iron/Steel
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	1,800	1,887,750
Vale Overseas Ltd. (Brazil), Gtd. Notes(f)	6.250%		08/10/26	5,700	6,127,500

					8,015,250

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(b)	6.250%		05/15/25	5,764	5,533,440
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(b)	8.500%		10/15/22	15,580	16,378,475

					21,911,915

Lodging — 0.7%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%		10/15/21	5,000	5,155,376

Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	17,725	18,123,813
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	15,770	16,049,523
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%	06/15/17	6,055	6,167,877
Marriott International, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	4,840	5,460,091
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125%	06/15/26	37,965	36,016,598
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	8,000	8,600,000
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,875	2,090,625
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	23,247	25,804,170
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	1,375	1,383,418
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	5,370	5,377,561
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%	03/01/21	980	1,074,477

				131,303,529

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes(f)	4.875%	04/01/21	6,565	6,835,806
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98	1,500	1,507,146
Xylem, Inc., Sr. Unsec’d. Notes	3.250%	11/01/26	4,770	4,650,392
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,505	1,628,129

				14,621,473

Media — 3.0%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,325	2,730,308
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	160	203,899
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	550	723,798
21st Century Fox America, Inc., Gtd. Notes, 144A(f)	4.750%	11/15/46	2,215	2,200,042
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(f)	5.500%	05/15/26	6,150	6,303,750
AMC Networks, Inc., Gtd. Notes(f)	5.000%	04/01/24	6,817	6,953,340
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	12,104	12,739,460
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	63,904	66,260,780
CBS Corp., Gtd. Notes	1.950%	07/01/17	1,950	1,954,140
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23	9,900	10,271,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(f)	5.375%	05/01/25	6,100	6,351,625
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	9,275	9,715,563
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(f)	5.750%	02/15/26	25,000	26,492,200
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	5,450	5,782,123
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(f)	5.125%	12/15/21	19,933	20,207,079
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	21,800	22,072,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	52,207	53,642,692
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	9,092	10,058,025
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(f)	6.384%	10/23/35	4,110	4,634,239
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	7,964	9,053,061
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	5,780	6,788,864
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	5,803	5,855,227
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Series B(f)	6.500%	11/15/22	2,172	2,267,568

Comcast Corp., Gtd. Notes	2.350%	01/15/27		25,275	22,931,224
Comcast Corp., Gtd. Notes(f)	3.150%	03/01/26		14,935	14,611,164
Comcast Corp., Gtd. Notes(f)	3.375%	02/15/25		5,000	5,004,695
Comcast Corp., Gtd. Notes(f)	3.375%	08/15/25		22,650	22,595,300
Comcast Corp., Gtd. Notes	4.750%	03/01/44		2,975	3,155,669
Comcast Corp., Gtd. Notes	6.450%	03/15/37		360	456,988
Comcast Corp., Gtd. Notes	6.950%	08/15/37		1,720	2,293,560
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A(b)	3.350%	09/15/26		11,005	10,477,949
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18		715	766,838
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20		12,000	12,330,000
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26		9,900	11,081,862
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19		9,850	10,847,312
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45		5,800	4,960,873
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46		4,080	4,011,031
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29		450	550,831
Liberty Interactive LLC, Sr. Unsec’d. Notes(f)	8.250%	02/01/30		5,000	5,250,000
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.000%	07/18/20		1,300	1,405,092
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17		2,000	2,038,420
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17		5,720	5,829,881
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22		5,104	5,195,377
Sinclair Television Group, Inc., Gtd. Notes, 144A(f)	5.625%	08/01/24		4,837	4,921,648
Sinclair Television Group, Inc., Gtd. Notes, 144A(f)	5.875%	03/15/26		6,570	6,586,425
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19		1,900	1,909,027
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		90	93,938
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21		1,600	1,640,000
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	07/01/18		1,565	1,665,980
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38		3,600	4,407,174
Time Warner, Inc., Gtd. Notes	2.950%	07/15/26		16,910	15,611,447
Time Warner, Inc., Gtd. Notes	4.050%	12/15/23		17,030	17,570,702
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40		2,600	3,018,231
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25		8,000	8,270,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	5.125%	01/21/23	EUR	3,402	3,876,301
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	2,774	3,141,265
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(b)(f)	5.125%	02/15/25		10,700	10,211,866
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(b)	6.750%	09/15/22		14,300	14,997,125
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25		13,645	13,849,675
Viacom, Inc., Sr. Unsec’d. Notes	2.250%	02/04/22		12,500	11,787,675
Viacom, Inc., Sr. Unsec’d. Notes(f)	4.500%	02/27/42		1,851	1,555,253
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43		7,195	6,260,787
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.000%	04/15/21	GBP	1,658	2,169,439
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	1,745	2,283,620
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27		16,350	16,220,835

					591,104,012

Mining — 0.7%
Barrick North America Finance LLC (Canada), Gtd. Notes(f)	5.750%	05/01/43		14,510	16,220,555

BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(f)	6.750	%(a)	10/19/75		26,313	29,838,942
Freeport-McMoran, Inc., Gtd. Notes	2.150%		03/01/17		8,950	8,950,000
Freeport-McMoran, Inc., Gtd. Notes	2.300%		11/14/17		32,482	32,441,398
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		2,405	2,466,361
New Gold, Inc. (Canada), Gtd. Notes, 144A(f)	6.250%		11/15/22		2,950	2,957,375
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%		04/15/20		5,000	5,050,000
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.500%		11/08/22		3,108	3,115,903
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		11,200	11,413,898
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		5,700	6,261,068
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(f)	7.500%		07/27/35		260	309,638
Teck Resources Ltd. (Canada), Gtd. Notes, 144A(f)	8.000%		06/01/21		11,550	12,733,875
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%		03/01/19		5,000	5,025,000

						136,784,013

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42		605	616,550
General Electric Co., Sr. Unsec’d. Notes, GMTN	2.200%		01/09/20		4,206	4,254,710
General Electric Co., Sub. Notes, MTN	5.300%		02/11/21		157	174,173
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%		11/01/24		3,855	3,887,505
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17		1,075	1,076,116
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250%		05/27/25		24,400	24,397,828
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26		3,775	3,831,429
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		800	899,783

						39,138,094

Multi-National — 1.5%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375%		04/06/23		4,841	6,109,763
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		07/30/20	ZAR	53,000	2,933,742
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		09/28/20	ZAR	46,000	2,509,569
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18		2,021	2,133,756
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820%		06/16/28		12,615	15,643,496
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.220%		08/15/27		3,520	4,581,301
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.375%		10/01/28		2,560	3,360,141
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	1.000%		05/17/18		4,000	3,964,536
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, RegS	0.500%		08/28/20	ZAR	52,000	2,858,321
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	1.500%		08/08/17		10,000	10,005,700
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19		27,460	27,388,089
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21		45,000	43,863,750
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%		06/15/22		7,700	8,201,732
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	8.125%		06/04/19		2,745	3,095,674
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%		09/26/20		2,855	2,999,806

Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		03/28/18		3,253	3,224,022
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		04/26/18		1,153	1,140,408
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		06/19/18		7,189	7,096,456
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.000%		06/15/25		12,135	15,765,319
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	6.800%		10/15/25		2,653	3,340,512
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		02/27/18		7,512	7,456,531
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		04/16/18		5,637	5,576,763
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.290%		07/16/27		2,756	3,490,738
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.750%		07/15/27		5,750	7,454,806
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, RegS	0.500%		10/30/20	ZAR	53,000	2,882,728
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, RegS	0.500%		11/30/20	ZAR	47,000	2,537,546
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.510%		10/12/17		10,000	9,939,300
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, MTN	1.558	%(j)	05/01/18		100	97,594
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, EMTN	0.500%		02/07/23		7,000	6,250,293
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		06/04/18		5,860	5,785,748
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		07/17/18		4,764	4,701,896
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN, RegS	5.280%		11/21/18	HKD	6,000	825,035
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.300%		10/10/18		14,017	14,208,724
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22		31,350	30,854,733
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		18,745	19,916,244

						292,194,772

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		9,600	9,996,000
Xerox Corp., Sr. Unsec’d. Notes	2.950%		03/15/17		6,100	6,111,803

						16,107,803

Oil & Gas — 1.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	1.583	%(j)	10/10/36		5,000	2,068,750
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		12,250	14,752,075
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(f)	6.600%		03/15/46		3,655	4,579,934
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%		06/15/39		1,600	2,100,202
Apache Corp., Sr. Unsec’d. Notes(f)	3.250%		04/15/22		1,500	1,528,638
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		8,973	9,504,300
Apache Corp., Sr. Unsec’d. Notes	5.250%		02/01/42		4,012	4,290,020
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.017%		01/16/27		21,915	20,981,026
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%		05/06/22		1,515	1,547,745
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%		10/01/20		435	467,651

California Resources Corp., Gtd. Notes	6.000%	11/15/24		92	68,770
California Resources Corp., Sec’d. Notes, 144A(f)	8.000%	12/15/22		2,326	2,070,140
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39		24,863	27,931,243
Devon Energy Corp., Sr. Unsec’d. Notes(f)	5.000%	06/15/45		2,530	2,536,978
Devon Energy Corp., Sr. Unsec’d. Notes(f)	5.600%	07/15/41		14,222	15,070,854
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32		2,450	3,157,415
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31		10,000	12,838,390
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34		9,785	10,988,946
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37		1,150	1,390,479
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24		1,060	1,269,822
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%	11/09/20		1,625	1,763,385
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23		4,772	4,998,670
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21		12,740	12,994,800
Noble Energy, Inc., Sr. Unsec’d. Notes(f)	3.900%	11/15/24		3,700	3,752,599
Noble Energy, Inc., Sr. Unsec’d. Notes(f)	4.150%	12/15/21		7,450	7,801,968
Noble Energy, Inc., Sr. Unsec’d. Notes(f)	5.050%	11/15/44		14,250	14,502,268
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43		6,860	7,137,556
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41		1,272	1,420,743
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000%	02/15/27		7,830	7,551,080
Phillips 66, Gtd. Notes	2.950%	05/01/17		795	798,377
Phillips 66, Gtd. Notes(f)	4.650%	11/15/34		2,970	3,109,519
Phillips 66, Gtd. Notes	4.875%	11/15/44		2,830	2,976,218
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18		700	741,510
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22		4,773	5,177,793
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22		10,400	10,379,408
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26		26,460	25,400,806

					249,650,078

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41		2,775	3,176,643
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41		485	479,800

					3,656,443

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A(f)	4.625%	05/15/23		12,865	12,985,609
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	525	634,041
Ball Corp., Gtd. Notes	5.000%	03/15/22		2,500	2,625,000
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, 144A, MTN	7.375%	07/15/21	EUR	730	964,363
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,225	1,358,219
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(f)	5.875%	08/15/23		2,825	2,973,312
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(f)	6.375%	08/15/25		1,950	2,074,313
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(b)	6.500%	10/01/21		4,000	4,175,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20		7,175	7,387,236
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,140	1,185,093
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,700	1,847,575

					38,209,761

Pharmaceuticals — 1.9%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22		5,000	4,944,770
AbbVie, Inc., Sr. Unsec’d. Notes(f)	3.200%	11/06/22		10,370	10,395,033
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		12,685	12,483,968
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		20,745	20,405,633

Actavis Funding SCS, Gtd. Notes	3.000%		03/12/20		19,100	19,397,998
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25		3,270	3,264,081
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35		16,035	15,809,676
Actavis Funding SCS, Gtd. Notes(f)	4.750%		03/15/45		3,790	3,737,527
Actavis, Inc., Gtd. Notes	1.875%		10/01/17		1,000	1,001,915
Allergan, Inc., Gtd. Notes	1.350%		03/15/18		2,635	2,618,671
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%		03/01/25		3,875	3,848,968
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900%		09/15/45		2,890	3,015,683
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, 144A	4.750%		12/15/24	EUR	10,505	11,885,024
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(f)	6.000%		07/15/23		14,825	12,638,313
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(f)	6.000	%(a)	02/01/25		18,005	14,651,569
Express Scripts Holding Co., Gtd. Notes	3.000%		07/15/23		14,875	14,324,179
Express Scripts Holding Co., Gtd. Notes	3.300%		02/25/21		7,900	8,049,231
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%		02/15/21		1,560	1,679,384
Forest Laboratories LLC, Gtd. Notes, 144A	5.000%		12/15/21		4,000	4,327,132
Horizon Pharma, Inc., Gtd. Notes(f)	6.625%		05/01/23		3,425	3,296,563
Horizon Pharma, Inc./Horizon Pharma USA, Inc., Sr. Unsec’d. Notes, 144A(f)	8.750%		11/01/24		3,150	3,236,625
McKesson Corp., Sr. Unsec’d. Notes	6.000%		03/01/41		4,550	5,241,928
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%		06/01/44		3,437	3,329,992
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25		17,235	16,969,167
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%		05/18/43		5,525	5,633,036
Mylan NV, Gtd. Notes, 144A	3.000%		12/15/18		6,710	6,763,794
Mylan NV, Gtd. Notes, 144A(f)	3.150%		06/15/21		21,040	20,761,451
Mylan NV, Gtd. Notes, 144A(f)	3.950%		06/15/26		23,310	22,064,966
Mylan, Inc., Gtd. Notes	2.600%		06/24/18		2,800	2,812,846
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%		11/20/45		21,510	21,653,235
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44		2,310	2,477,062
Pfizer, Inc., Sr. Unsec’d. Notes	4.125%		12/15/46		28,540	28,629,616
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%		09/23/23		26,295	25,120,981
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%		09/23/26		23,000	21,595,873
Teva Pharmaceutical Finance Netherlands Ill BV (Israel), Gtd. Notes(f)	3.150%		10/01/26		9,540	8,648,525
Teva Pharmaceutical Finance Netherlands Ill BV (Israel), Gtd. Notes(f)	4.100%		10/01/46		2,245	1,894,349
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%		03/01/23		2,250	1,704,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(f)	5.875%		05/15/23		4,900	3,730,125
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(f)	6.125%		04/15/25		2,775	2,077,781
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%		08/15/21		1,275	1,077,375
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(f)	7.500%		07/15/21		3,000	2,606,250
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43		395	384,305

						380,188,975

Pipelines — 0.8%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%		08/15/26		24,840	24,075,599
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20		1,916	2,011,800
Energy Transfer Partners LP, Sr. Unsec’d. Notes(f)	4.650%		06/01/21		510	539,181
Enterprise Products Operating LLC, Gtd. Notes(f)	3.700%		02/15/26		18,255	18,336,947
Enterprise Products Operating LLC, Gtd. Notes(f)	4.900%		05/15/46		26,550	27,371,377

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(b)	6.375%	03/30/38		6,600	6,599,686
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20		2,009	2,242,799
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	09/01/39		1,260	1,409,043
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42		1,600	1,460,384
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45		1,180	1,077,714
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21		5,500	5,835,615
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	09/15/46		2,540	2,393,160
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17		1,250	1,252,882
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26		5,760	5,530,660
Spectra Energy Partners LP, Sr. Unsec’d. Notes(f)	4.500%	03/15/45		5,300	5,075,344
Sunoco Logistics Partners Operations LP, Gtd. Notes(f)	5.350%	05/15/45		2,105	2,122,762
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25		8,315	8,273,134
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		700	718,893
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		875	911,991
Williams Partners LP, Sr. Unsec’d. Notes	3.900%	01/15/25		18,456	18,405,191
Williams Partners LP, Sr. Unsec’d. Notes(f)	4.000%	09/15/25		8,660	8,715,485
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24		9,550	9,836,051

					154,195,698

Real Estate Investment Trusts (REITs) — 0.8%
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29		2,330	2,264,129
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22		9,955	10,702,521
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22		9,340	9,485,013
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17		1,225	1,228,425
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24		5,025	5,100,375
Realty Income Corp., Sr. Unsec’d. Notes	3.000%	01/15/27		16,830	15,902,734
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(f)	5.000%	04/15/21		1,615	1,647,300
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23		29,457	29,751,570
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		10,000	10,350,000
Select Income REIT, Sr. Unsec’d. Notes(f)	2.850%	02/01/18		4,615	4,631,254
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		350	361,673
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%	02/01/18		6,250	6,251,369
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, RegS	5.250%	12/15/24		2,000	1,932,500
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		2,830	2,734,488
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000%	04/30/19		17,000	17,635,256
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250%	10/05/20		13,220	13,471,894
Welltower, Inc., Sr. Unsec’d. Notes(f)	4.000%	06/01/25		10,745	10,934,692
Welltower, Inc., Sr. Unsec’d. Notes(f)	4.250%	04/01/26		16,080	16,624,983

					161,010,176

Retail — 1.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22		926	971,143
AutoZone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25		20,235	19,743,168
Brinker International, Inc., Sr. Unsec’d. Notes	2.600%	05/15/18		17,380	17,336,550
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%	02/15/20		7,525	7,505,074
CVS Health Corp., Sr. Unsec’d. Notes(f)	2.750%	12/01/22		10,067	9,945,582
CVS Health Corp., Sr. Unsec’d. Notes(f)	2.875%	06/01/26		11,150	10,570,289
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		17,017	18,715,824
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		6,640	7,441,820
Dollar General Corp., Sr. Unsec’d. Notes	4.125%	07/15/17		13,558	13,724,330
Dollar Tree, Inc., Gtd. Notes	5.250%	03/01/20		1,095	1,125,112
Dollar Tree, Inc., Gtd. Notes(f)	5.750%	03/01/23		7,000	7,413,000
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	4,100	4,819,442

Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26		6,370	6,315,804
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56		7,280	6,289,141
Home Depot, Inc. (The), Sr. Unsec’d. Notes(f)	4.200%	04/01/43		955	978,249
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26		4,525	4,577,761
L Brands, Inc., Gtd. Notes(f)	5.625%	02/15/22		10,595	11,088,727
L Brands, Inc., Gtd. Notes(f)	5.625%	10/15/23		3,225	3,354,000
L Brands, Inc., Gtd. Notes(f)	6.750%	07/01/36		10,500	10,132,500
L Brands, Inc., Gtd. Notes	7.000%	05/01/20		2,950	3,252,375
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		2,350	2,645,959
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26		16,865	15,917,406
Macy’s Retail Holdings, Inc., Gtd. Notes(f)	3.875%	01/15/22		475	478,485
Macy’s Retail Holdings, Inc., Gtd. Notes	7.450%	07/15/17		2,000	2,053,730
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26		3,110	3,154,283
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35		1,085	1,132,658
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(f)	6.300%	10/15/37		860	1,080,430
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(f)	8.000%	10/15/21		3,750	2,315,625
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	24,525	27,233,009
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,700	1,774,054
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25		28,299	29,572,455
Target Corp., Sr. Unsec’d. Notes(f)	3.625%	04/15/46		5,465	4,938,802
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(f)	5.625%	04/15/41		525	641,094
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37		3,400	4,530,758

					262,768,639

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,225	3,251,206

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24		15,740	15,759,943
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		33,000	32,748,342
Micron Technology, Inc., Sr. Sec’d. Notes, 144A(f)	7.500%	09/15/23		12,040	13,364,400
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		15,425	15,502,125
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24		3,225	3,237,900
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26		3,650	3,655,475
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21		5,000	5,162,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		12,775	12,998,562
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		16,175	17,105,062
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(f)	5.750%	02/15/21		7,340	7,587,725
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23		3,800	3,999,500
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22		6,600	6,707,250
Sensata Technologies BV, Gtd. Notes, 144A(f)	5.000%	10/01/25		11,775	11,769,113

					149,597,397

Software — 1.5%
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18		4,800	4,848,000
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26		19,190	18,058,577
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46		8,630	8,316,015

First Data Corp., Gtd. Notes, 144A(f)	7.000%		12/01/23		45,097	47,825,368
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%		01/15/24		14,650	14,842,354
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20		6,098	6,303,808
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%		06/01/20		5,765	5,822,339
Infor US, Inc., Gtd. Notes(b)(f)	6.500%		05/15/22		7,050	7,235,063
Microsoft Corp., Sr. Unsec’d. Notes(f)	2.375%		02/12/22		19,375	19,353,881
Microsoft Corp., Sr. Unsec’d. Notes	3.125%		11/03/25		16,150	16,121,705
Microsoft Corp., Sr. Unsec’d. Notes	3.950%		08/08/56		13,965	12,817,873
Microsoft Corp., Sr. Unsec’d. Notes	4.500%		02/06/57		16,690	16,822,535
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%		08/15/20		4,819	4,939,475
Oracle Corp., Sr. Unsec’d. Notes	2.400%		09/15/23		46,410	44,814,239
Oracle Corp., Sr. Unsec’d. Notes(h)	2.950%		05/15/25		52,640	51,342,266
Oracle Corp., Sr. Unsec’d. Notes(f)	4.300%		07/08/34		3,265	3,355,156
Quintiles IMS, Inc., Gtd. Notes, 144A	3.500%		10/15/24	EUR	15,275	17,187,990

						300,006,644

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	1.418	%(a)	03/30/17		1,300	1,300,819
AT&T, Inc., Sr. Unsec’d. Notes(f)	3.400%		05/15/25		27,950	26,736,635
AT&T, Inc., Sr. Unsec’d. Notes	3.600%		02/17/23		1,620	1,627,742
AT&T, Inc., Sr. Unsec’d. Notes	3.950%		01/15/25		11,900	11,766,815
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35		4,295	4,037,910
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49		3,834	3,397,595
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46		6,565	5,996,583
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44		20,550	19,011,010
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42		2,700	2,657,737
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37		11,885	11,829,022
AT&T, Inc., Sr. Unsec’d. Notes(f)	5.350%		09/01/40		370	371,012
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18		4,500	4,667,535
AT&T, Inc., Sr. Unsec’d. Notes	5.700%		03/01/57		9,940	9,880,459
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23		5,751	6,028,049
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%		05/20/24		2,240	2,349,943
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes, RegS	5.125%		03/11/23		1,955	2,049,180
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes, RegS	5.350%		05/20/24		1,400	1,468,714
Columbus Cable Barbados Ltd. (Barbados), Gtd. Notes, 144A(b)	7.375%		03/30/21		2,250	2,390,625
CommScope, Inc., Gtd. Notes, 144A(f)	5.000%		06/15/21		355	364,319
CommScope, Inc., Gtd. Notes, 144A	5.500%		06/15/24		1,295	1,335,469
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	8.250%		09/30/20		1,800	1,595,250
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20		1,950	1,728,187
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%		03/01/23		5,040	4,684,050
Qwest Capital Funding, Inc., Gtd. Notes	6.500%		11/15/18		798	847,476
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		11,252	12,011,510
Sprint Communications Inc, Gtd. Notes, 144A(b)	7.000%		03/01/20		5,000	5,431,250
Sprint Corp., Gtd. Notes(b)(f)	7.625%		02/15/25		6,700	7,181,562
Sprint Corp., Gtd. Notes(b)(f)	7.875%		09/15/23		3,400	3,714,500
T-Mobile USA, Inc., Gtd. Notes	6.250%		04/01/21		3,616	3,746,899
T-Mobile USA, Inc., Gtd. Notes(f)	6.625%		11/15/20		2,150	2,203,750
T-Mobile USA, Inc., Gtd. Notes	6.633%		04/28/21		6,000	6,255,000
T-Mobile USA, Inc., Gtd. Notes	6.731%		04/28/22		8,125	8,450,000
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		835	843,768
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP	9,350	12,807,492
Telefonica Emisiones SAU (Spain), Gtd. Notes	1.648	%(a)	06/23/17		1,000	1,001,225
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.351	%(a)	06/09/17		1,900	1,902,386
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.709	%(a)	09/14/18		200	204,516
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48		18,703	16,993,490

Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	19,238	17,227,629
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41	635	611,537
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	30,203	29,006,357
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	14,933	14,100,963
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%	04/01/41	930	1,066,478
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18	1,165	1,252,459
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A(f)	9.125%	04/30/18	430	462,281

				274,597,188

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23	673	686,634
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	2,832	2,931,120

				3,617,754

Transportation — 0.6%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550%	09/22/19	3,655	3,657,624
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	6,925	7,183,178
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	2,960	3,104,785
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,310	2,467,353
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	8,845	9,701,523
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	46,540	43,199,080
FedEx Corp., Gtd. Notes(f)	3.250%	04/01/26	1,915	1,903,353
FedEx Corp., Gtd. Notes	4.550%	04/01/46	7,425	7,410,410
FedEx Corp., Gtd. Notes	4.750%	11/15/45	13,235	13,647,363
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20	3,700	4,556,680
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,225	7,266,652
Union Pacific Corp., Sr. Unsec’d. Notes	3.799%	10/01/51	1,800	1,687,320
XPO Logistics, Inc., Gtd. Notes, 144A(f)	6.500%	06/15/22	6,255	6,520,837

				112,306,158

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(b)	2.875%	07/17/18	14,827	15,004,346
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(b)	3.300%	04/01/21	21,250	21,520,470
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(b)	3.750%	05/11/17	2,500	2,516,165

				39,040,981

TOTAL CORPORATE BONDS (cost $8,634,491,906)				8,605,924,956

MUNICIPAL BONDS — 0.8%
California — 0.3%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	3,755	5,155,502
Bay Area Toll Authority, BABs, Revenue Bonds	6.907%	10/01/50	525	739,016
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds	7.618%	08/01/40	4,300	6,218,273
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582%	05/15/39	5,045	6,533,779
Los Angeles Department of Water, BABs, Revenue Bonds	6.008%	07/01/39	6,200	7,709,824

Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%	07/01/39	8,475	10,395,604
State of California, GO Unlimited, BABs	7.300%	10/01/39	835	1,172,783
State of California, GO Unlimited, BABs	7.550%	04/01/39	1,600	2,356,112
State of California, GO Unlimited, BABs	7.600%	11/01/40	2,320	3,470,326
State of California, GO Unlimited, BABs(f)	7.625%	03/01/40	275	401,739
University of California, BABs, Revenue Bonds	5.770%	05/15/43	500	616,510
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	2,050	2,039,771
University of California, Taxable, Revenue Bonds, Series AQ	4.767%	05/15/2115	4,900	4,673,081
University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45	2,250	2,234,363

				53,716,683

Colorado
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	3,320	4,330,276

Illinois — 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	3,170	4,157,170
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184%	01/01/34	5,000	6,304,200

				10,461,370

Kentucky
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	4.303%	11/01/19	800	846,680
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	5.373%	11/01/25	1,900	2,091,273

				2,937,953

New Jersey — 0.1%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series A(f)	7.102%	01/01/41	4,478	6,259,617
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F(f)	7.414%	01/01/40	8,115	11,769,834
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	1,350	1,591,339

				19,620,790

New York — 0.2%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687%	11/15/40	700	929,173
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.725%	11/01/23	1,400	1,544,550
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.905%	11/01/24	1,100	1,229,503
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	2,810	3,650,584
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770%	03/15/39	18,800	22,841,248
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	2,600	2,658,474
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	8,650	9,366,047

				42,219,579

Ohio
Ohio State University (The), BABs, Revenue Bonds	4.910%	06/01/40	295	338,389

Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800%	06/01/2111		2,810	2,741,970
Ohio State Water Development Authority Pollution Control Loan Fund, BABs, Revenue Bonds	4.879%	12/01/34		375	425,081

					3,505,440

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%	11/15/34		675	853,139

Pennsylvania
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%	12/01/39		400	508,168
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%	12/01/45		5,370	6,487,497

					6,995,665

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731%	07/01/43		550	714,219

Texas — 0.1%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42		6,480	6,998,400

TOTAL MUNICIPAL BONDS (cost $148,455,670)					152,353,514

NON-CORPORATE FOREIGN AGENCIES — 3.2%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN, RegS	2.000%	03/18/19		9,000	9,046,872
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes	0.500%	05/12/21	ZAR	25,000	1,293,616
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN, RegS	0.500%	06/07/22	ZAR	409,000	19,280,670
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, RegS	0.500%	06/22/21	ZAR	84,000	4,162,971
Brazil Loan Trust 1, First Lien, RegS	5.477%	07/24/23		2,597	2,606,957
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%	11/25/19		15,500	16,546,792
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24		13,444	13,637,244
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.800%	01/17/23		1,800	2,100,586
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%	01/21/18		3,430	3,574,907
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		3,642	3,530,431
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%	02/23/27		12,825	12,363,300
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		2,450	2,464,700
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, RegS	1.000%	01/22/18		22,850	22,724,371
Development Bank of Japan, Inc., Sr. Unsec’d. Notes, GMTN	2.235%	04/28/22		1,000	985,216
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21		34,250	33,033,919
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%	02/18/20		5,750	5,740,334
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, RegS	2.250%	01/30/19		7,654	7,691,459
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, RegS	1.875%	01/29/20		34,067	33,637,211

DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, RegS	6.850%		07/02/37		2,000	2,206,080
Electricite De France SA (France), Sr. Unsec’d. Notes, 144A	2.350%		10/13/20		28,225	28,013,708
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375%		08/05/26		8,420	7,939,496
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.875%		01/21/25		9,500	9,239,700
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.250%		11/10/25		6,980	6,982,255
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.375%		09/15/21		1,890	2,023,050
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	6.350%		03/28/17	MXN	20,000	958,113
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN, RegS	2.240%		09/14/18		6,050	6,004,062
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A, MTN	2.375%		06/04/25		2,400	2,304,384
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%		04/23/19		2,200	2,495,724
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22		500	514,702
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22		8,157	8,952,308
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%		09/14/18		9,900	9,825,225
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.125%		07/19/17		2,212	2,208,828
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.125%		07/19/17		3,053	3,047,523
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.262	%(a)	11/13/18		14,000	13,974,954
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21		800	768,652
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18		10,350	10,353,343
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		11/13/18		55,000	55,126,775
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		02/10/25		15,000	14,284,590
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, RegS	2.125%		04/13/21		2,176	2,130,056
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, RegS	2.500%		09/12/18		6,000	6,063,450
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		03/06/19		440	441,333
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		04/13/21		7,800	7,635,311
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		10/25/23		21,000	19,970,055
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.375%		02/13/25		44,000	41,868,464
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.500%		09/12/18		7,000	7,058,282
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, RegS	9.125%		07/02/18		1,300	1,409,200
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125%		07/02/18		14,790	16,032,360
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000%		03/17/19		2,000	2,041,900

Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17		2,000	2,018,847
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.625%		11/16/21		1,550	1,680,823
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%		07/13/21		1,000	1,080,192
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, MTN	3.000%		09/19/22		2,420	2,431,209
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%		07/13/21		2,125	2,295,408
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20		10,015	11,236,830
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%		08/07/19		4,195	4,709,936
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17		8,360	8,527,200
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(f)	4.250%		10/31/26		9,105	8,907,422
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(f)	5.000%		05/01/25		4,040	4,050,100
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	1.125%		05/29/18		2,156	2,148,842
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, RegS	5.625%		05/20/43		2,155	2,042,233
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22		2,405	2,480,758
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27		6,340	6,582,188
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		33,400	37,241,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%		05/23/26		2,250	2,534,400
Petroleos Mexicanos (Mexico), Gtd. Notes, RegS	3.125%		11/27/20	EUR	3,100	3,468,731
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN, RegS	3.750%		03/15/19	EUR	1,800	2,036,379
Petroleos Mexicanos (Mexico), Gtd. Notes(f)	4.875%		01/24/22		845	848,211
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		14,690	15,274,662
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45		5,624	5,033,480
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%		05/03/19		2,055	2,264,096
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22		2,705	2,757,612
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%		12/02/24		3,000	3,816,465
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20		10,200	10,138,105
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, MTN	1.875%		06/17/19		7,500	7,524,975
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%		03/23/21		2,940	3,186,225

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $649,270,776)						642,611,768

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.3%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19		49	49,200
Alternative Loan Trust, Series 2005-61, Class 1A1	1.291	%(a)	12/25/35		2,346	1,943,713
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	3.318	%(a)	02/25/45		88	89,130
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A	0.921	%(a)	07/27/57		11,365	10,847,547
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.961	%(a)	03/27/36		22,727	21,718,810
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.901	%(a)	02/27/37		29,848	27,989,836
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.941	%(a)	05/27/36		28,862	27,801,383
Banc of America Funding Trust, Series 2005-D, Class A1	3.077	%(a)	05/25/35		122	124,804

Banc of America Funding Trust, Series 2006-I, Class 4A1	3.623	%(a)	10/20/46	52	39,034
Banc of America Funding Trust, Series 2014-R2, Class 2A1, 144A	0.983	%(a)	05/26/37	3,102	2,966,596
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.816	%(a)	09/26/45	5,388	5,302,594
Banc of America Funding Trust, Series 2015-R2, Class 5A1, 144A	0.936	%(a)	09/29/36	21,862	20,693,730
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(a)	07/26/36	13,157	13,165,493
Banc of America Funding Trust, Series 2015-R9, Class 2A1, 144A	0.976	%(a)	02/26/37	12,634	11,881,751
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31	4	3,826
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	3.343	%(a)	06/25/34	679	671,688
Banc of America Mortgage Trust, Series 2005-B, Class 2A2	3.117	%(a)	03/25/35	28	25,000
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.117	%(a)	03/25/35	818	737,508
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 144A	2.526	%(a)	10/27/27	9,585	9,577,874
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	3.094	%(a)	05/25/35	237	228,812
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	3.094	%(a)	05/25/35	79	77,821
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.935	%(a)	02/25/33	5	4,935
Bear Stearns ARM Trust, Series 2005-4, Class 3A1	3.120	%(a)	08/25/35	480	437,052
Bear Stearns ARM Trust, Series 2007-3, Class 1A1	3.189	%(a)	05/25/47	571	517,894
CHL Mortgage Pass-Through Trust, Series 2003-53, Class A1	3.346	%(a)	02/19/34	19,188	19,328,055
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750%		12/25/35	1,008	890,788
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	3.309	%(a)	02/20/36	52	45,844
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.121	%(a)	09/25/47	13,880	12,552,554
Credit Suisse Mortgage Trust, Series 2016-12R, Class 1A1, 144A(c)	3.239	%(a)	02/28/47	60,035	60,035,000
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2	6.021	%(a)	10/25/23	3,205	3,605,917
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1	2.721	%(a)	11/25/24	1,105	1,108,169
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.221	%(a)	01/25/29	19,845	20,006,115
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 144A	4.316	%(a)	07/25/29	12,820	13,001,552
Fannie Mae REMICS, Series 2000-32, Class FM	1.218	%(a)	10/18/30	1	1,468
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	50	56,508
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.957	%(a)	07/25/44	203	203,527
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.774	%(a)	02/25/45	21	21,533
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23	25	26,938
Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27	112	124,935
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30	54	62,363
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3	4.771	%(a)	08/25/24	1,734	1,844,396
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3	5.321	%(a)	10/25/24	9,130	9,899,916

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2	2.621	%(a)	10/25/27	16,140	16,397,407
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.071	%(a)	10/25/27	48,903	52,181,093
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M3	4.021	%(a)	05/25/25	4,200	4,415,143
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M3	5.571	%(a)	05/25/28	6,000	6,599,848
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2	2.771	%(a)	12/25/28	22,025	22,412,127
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2	2.071	%(a)	03/25/29	41,580	41,604,990
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.021	%(a)	11/25/28	19,300	19,776,870
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2	2.121	%(a)	03/25/29	11,730	11,751,125
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.071	%(a)	04/25/29	30,250	30,249,985
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	—	%(a)(d)	07/25/29	20,400	20,400,000
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.896	%(a)	01/26/37	14,979	14,451,162
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.896	%(a)	01/26/37	6,300	5,249,636
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.896	%(a)	10/26/36	18,004	17,171,914
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.896	%(a)	10/26/36	5,200	3,953,450
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A	1.771	%(a)	10/25/37	28,596	26,721,702
Impac CMB Trust, Series 2005-1, Class 1A1	1.291	%(a)	04/25/35	2,821	2,610,412
IndyMac ARM Trust, Series 2001-H2, Class A1	2.113	%(a)	01/25/32	3	2,262
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX4, Class 2A1	0.951	%(a)	07/25/37	6,643	5,777,351
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 4A1	3.194	%(a)	03/25/36	259	203,271
JP Morgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	1.051	%(a)	12/27/45	6,243	6,018,327
JP Morgan Resecuritization Trust, Series 2015-2, Class 2A1, 144A	2.771	%(a)	08/26/46	16,944	17,175,894
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-4, Class A1, 144A	2.771	%(a)	04/01/20	269	268,537
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A(c)	2.771	%(a)	05/01/20	68,955	68,092,854
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A	2.771	%(a)	07/01/20	34,153	34,067,370
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.771	%(a)	08/01/20	50,505	50,616,442
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-9, Class A1, 144A(c)	2.771	%(a)	10/01/20	17,660	17,599,410
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-9, Class A2, 144A	4.271	%(a)	10/01/20	25,000	24,968,175
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.771	%(a)	01/01/21	6,693	6,599,163
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-2, Class A, 144A	2.772	%(a)	03/01/21	25,075	24,948,157
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	2.771	%(a)	09/01/21	26,865	26,706,832

LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-6, Class A, 144A	2.771	%(a)	11/01/21	64,256	63,356,715
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A(c)	2.766	%(a)	01/01/22	56,535	55,900,299
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.771	%(a)	03/01/20	27,773	27,836,525
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.771	%(a)	11/01/21	34,423	34,253,351
MASTR Alternative Loan Trust, Series 2004-2, Class 4A1	5.000%		02/25/19	13	12,599
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	31	30,807
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 144A(c)	1.763	%(a)	11/10/18	25,210	25,210,000
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A(c)	1.963	%(a)	05/10/19	105,260	105,021,902
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A	1.933	%(a)	06/10/19	17,800	17,816,898
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1	1.201	%(a)	04/25/35	4,000	3,838,170
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	1.171	%(a)	02/25/34	23	21,398
RALI Trust, Series 2006-QA1, Class A21	4.246	%(a)	01/25/36	1,127	901,587
Regal Trust IV, Series 1999-1, Class A, 144A	2.103	%(a)	09/29/31	74	68,276
RFMSI Trust, Series 2003-S9, Class A1	6.500%		03/25/32	17	17,494
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.221	%(a)	02/25/34	257	258,582
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	3.328	%(a)	12/25/34	19,535	18,970,440
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	1.429	%(a)	09/19/32	28	26,901
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.893	%(a)	02/25/32	7	6,695
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	3.156	%(a)	07/25/32	3	2,501
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.771	%(a)	07/25/32	135	131,103
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	4.994	%(a)	10/25/33	372	377,490
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class A3	1.321	%(a)	07/25/44	4,450	4,239,037
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR5, Class A6	2.723	%(a)	05/25/35	2,448	2,443,348
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.746	%(a)	02/25/33	1	1,110
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	3.156	%(a)	04/25/35	470	470,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	3.055	%(a)	03/25/36	158	158,314
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 6A1	3.034	%(a)	03/25/36	13,814	13,837,338
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.067	%(a)	07/25/36	308	295,979

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,236,793,593)					1,254,208,005

SOVEREIGN BONDS — 5.3%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21	22,325	23,742,637
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN	1.250%		03/14/19	2,500	2,483,388

Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	13,432	15,100,332
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		2,600	2,737,800
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes(f)	5.000%	06/15/45		1,400	1,362,900
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		1,015	1,258,600
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.375%	02/15/27		900	1,084,050
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		1,500	1,899,750
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		21,430	23,573,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45		4,250	4,179,110
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.450%	04/30/44		3,450	3,639,750
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		500	550,000
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%	02/15/26		28,000	36,051,204
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(b)	3.800%	08/08/17	JPY	1,800,000	15,045,169
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes, RegS	2.005%	09/18/19		5,200	5,198,180
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	500,000	4,426,596
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		7,102	7,256,540
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		2,300	2,507,644
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		6,790	7,452,025
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		20,700	23,111,136
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	1,795	2,155,705
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		40,620	45,480,589
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		672	936,607
Hydro-Quebec (Canada), Local Gov’t. Gtd.	8.625%	06/15/29		2,000	2,870,590
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	5.875%	05/11/22		59,022	66,515,315
Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A	5.875%	05/11/22		8,850	9,973,578
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, RegS	2.875%	07/08/21	EUR	700	792,870
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, RegS	3.750%	06/14/28	EUR	6,930	7,848,963
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%	03/09/17		1,075	1,079,765
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%	01/17/18		6,760	7,087,245
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.875%	07/08/21	EUR	2,500	2,831,678
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	13,850	15,674,085

Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	3.750%		06/14/28	EUR	15,695	17,776,258
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%		01/08/47		12,735	13,040,678
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	2,859,000	25,429,679
Kingdom of Belgium Government International Bond (Belgium), Unsec’d. Notes, 144A, RegS	8.875%		12/01/24		3,120	4,369,039
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		60,580	60,680,563
Latvia Government International Bond (Latvia), Sr. Unsec’d. Notes, 144A	5.250%		02/22/17		5,000	5,008,300
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	5.125%		09/14/17		17,605	17,991,430
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.125%		03/09/21		2,500	2,800,000
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375%		02/11/20		15,300	17,426,700
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%		02/11/20		10,290	11,720,310
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%		01/23/46		5,000	4,512,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.500%		02/17/20	EUR	3,500	4,307,681
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%		05/08/17	ITL	4,550,000	2,606,467
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		19,040	17,469,200
Municipality Finance PLC (Finland), Sr. Unsec’d. Notes, RegS	1.250%		09/10/18		3,000	2,989,809
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		3,700	3,737,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%		01/16/23		7,800	10,009,350
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(j)	05/31/18		726	705,831
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	1.407	%(j)	05/31/18		1,531	1,488,519
Perusahaan Penerbit SBSN Indonesia II (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		3,000	3,108,600
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	3.750%		03/01/30	EUR	3,650	4,471,649
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		4,450	7,017,610
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		44,700	43,196,650
Province of Alberta Canada (Canada), Sr. Unsec’d. Notes	1.900%		12/06/19		5,600	5,607,582
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500%		01/15/26		7,090	8,960,760
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26		2,700	2,515,798
Province of Nova Scotia Canada (Canada), Deb. Notes	9.250%		03/01/20		31	36,997
Province of Quebec (Canada), Deb. Notes	7.125%		02/09/24		1,400	1,747,157
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.375%		01/31/22		11,470	11,492,676
Province of Quebec (Canada), Unsec’d. Notes, MTN	6.350%		01/30/26		1,370	1,695,069
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	%(a)	02/27/26		6,050	7,734,030
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.295%		07/22/26		65	82,281
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.485	%(a)	03/02/26		11,700	15,364,417
Province of Saskatchewan (Canada), Deb. Notes	8.500%		07/15/22		1,255	1,596,406
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		17,340	19,464,150

Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		3,000	3,975,744
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.375%	06/12/17		200	202,644
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%	09/27/23		40,778	47,794,670
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, MTN	5.375%	06/15/33		7,741	8,334,472
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes	1.490%	05/30/17	JPY	200,000	1,778,133
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	600	671,377
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	3.875%	10/29/35	EUR	19,865	21,985,635
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	3.875%	10/29/35	EUR	3,520	3,895,768
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	4.875%	01/22/24		2,044	2,173,412
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	3.250%	10/26/26		23,750	22,666,525
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		950	980,875
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		27,610	30,522,800
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%	10/26/22		19,100	21,269,569
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		48,200	54,736,016
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN, RegS	5.010%	11/21/44		6,500	6,062,797
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, RegS	4.000%	03/06/18		28,278	28,815,791
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A, MTN	4.000%	03/06/18		14,300	14,571,957
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.625%	06/06/18		12,400	12,361,982
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.750%	06/08/17		6,000	5,989,818
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	2.125%	05/20/19		4,000	3,984,484
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%	05/17/21		11,400	11,092,086
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		19,910	20,491,372
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	04/03/18		5,000	5,195,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		14,590	15,728,020
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%	06/28/19	EUR	500	612,889
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	4.646%	07/06/21		3,260	3,524,223

TOTAL SOVEREIGN BONDS (cost $1,077,420,679)					1,053,486,006

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
ALEX Alpha LLC, US Gov’t. Gtd.	1.617%		08/15/24	3,370		3,279,416
Fannie Mae Strips Interest	1.093	%(j)	02/07/18	325		320,534
Fannie Mae Strips Interest	2.276	%(j)	11/15/26	100		73,760
Fannie Mae Strips Interest	2.461	%(j)	05/15/27	18,594		13,430,985
Fannie Mae Strips Interest	2.631	%(j)	05/15/29	470		310,752
Fannie Mae Strips Interest	3.032	%(j)	11/15/29	274		172,407
Fannie Mae Strips Interest	3.058	%(j)	05/15/30	1,603		1,031,053
Fannie Mae Strips Interest	3.067	%(j)	11/15/30	530		319,679
Fannie Mae Strips Interest	3.088	%(j)	11/15/27	360		253,576
Fannie Mae Strips Principal, MTN	2.567	%(j)	10/08/27	2,275		1,637,404
Fannie Mae Strips Principal, MTN	2.687	%(j)	05/15/30	6,161		3,926,325
Fannie Mae Strips Principal	3.097	%(j)	01/15/30	2,597		1,688,507
Fannie Mae Strips Principal	3.375	%(j)	11/15/30	800		500,694
Federal Home Loan Mortgage Corp., MTN	2.137	%(j)	12/11/25	545		420,075
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,000		999,844
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	3,297		3,302,608
Federal Home Loan Mortgage Corp., MTN	2.550	%(j)	12/17/29	1,485		963,331
Federal Home Loan Mortgage Corp., MTN	2.559	%(j)	12/14/29	4,500		2,934,522
Federal Home Loan Mortgage Corp.	2.936	%(a)	01/01/24	2		2,395
Federal Home Loan Mortgage Corp.	2.945	%(a)	07/01/30	2		2,419
Federal Home Loan Mortgage Corp.	3.021	%(a)	09/01/35	6		6,810
Federal Home Loan Mortgage Corp.	3.500%		TBA	74,000		75,579,782
Federal Home Loan Mortgage Corp.	4.000%		TBA	2,000		2,098,047
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	1,430		1,542,278
Federal Home Loan Mortgage Corp.	5.000%		01/01/39	139		151,413
Federal Home Loan Mortgage Corp.	5.000%		07/01/40	274		299,992
Federal Home Loan Mortgage Corp.	5.500%		06/01/31	4		4,013
Federal Home Loan Mortgage Corp.	5.500%		10/01/33	492		564,109
Federal Home Loan Mortgage Corp.	5.500%		07/01/34	8		9,220
Federal Home Loan Mortgage Corp.	6.000%		10/01/32	21		23,876
Federal Home Loan Mortgage Corp.	6.000%		12/01/32	18		20,510
Federal Home Loan Mortgage Corp.	6.000%		02/01/33	19		21,197
Federal Home Loan Mortgage Corp.	6.000%		11/01/33	163		186,919
Federal Home Loan Mortgage Corp.	6.000%		01/01/34	89		101,679
Federal Home Loan Mortgage Corp.	6.000%		11/01/36	9		10,251
Federal Home Loan Mortgage Corp.	6.000%		12/01/36	3		3,656
Federal Home Loan Mortgage Corp.(k)	6.250%		07/15/32	30,870		42,566,149
Federal Home Loan Mortgage Corp.	6.500%		07/01/32	3		3,752
Federal Home Loan Mortgage Corp.	6.500%		07/01/32	3		3,931
Federal Home Loan Mortgage Corp.	6.500%		08/01/32	2		2,453
Federal Home Loan Mortgage Corp.	6.500%		08/01/32	8		9,052
Federal Home Loan Mortgage Corp.	6.500%		08/01/32	7		8,315
Federal Home Loan Mortgage Corp.	6.500%		08/01/32	7		7,856
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	58		65,523
Federal Home Loan Mortgage Corp.	6.500%		11/01/33	29		32,920
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31	31,597		44,714,305
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	34		35,383
Federal Home Loan Mortgage Corp.	7.500%		07/01/17	—	(l)	72
Federal Home Loan Mortgage Corp.	8.500%		08/01/24	3		3,367
Federal Home Loan Mortgage Corp.	8.500%		10/01/24	1		1,457
Federal Home Loan Mortgage Corp.	8.500%		11/01/24	2		2,231
Federal Judiciary Office Building Trust	2.104	%(j)	02/15/24	325		253,850
Federal National Mortgage Assoc.	1.361	%(j)	10/09/19	10,200		9,698,242
Federal National Mortgage Assoc.(h)(k)(m)	1.875%		09/24/26	24,680		22,770,385
Federal National Mortgage Assoc.	1.974	%(a)	09/01/40	28		27,866
Federal National Mortgage Assoc.(k)	2.125%		04/24/26	80,825		76,704,137
Federal National Mortgage Assoc.	2.178	%(a)	01/01/20	9		9,061
Federal National Mortgage Assoc.	2.645	%(j)	11/15/30	8,500		5,255,652
Federal National Mortgage Assoc.	2.764	%(a)	09/01/31	7		7,778
Federal National Mortgage Assoc.	3.023	%(a)	05/01/36	11		11,245

Federal National Mortgage Assoc.	3.079	%(a)	12/01/34		21		21,781
Federal National Mortgage Assoc.	3.173	%(a)	05/01/36		19		19,447
Federal National Mortgage Assoc.	3.201	%(j)	03/17/31		2,810		1,734,897
Federal National Mortgage Assoc.	3.500%		TBA		52,500		53,648,437
Federal National Mortgage Assoc.	4.000%		TBA		22,500		23,559,082
Federal National Mortgage Assoc.	4.000%		12/01/40		238		251,798
Federal National Mortgage Assoc.	4.500%		01/01/25		142		149,702
Federal National Mortgage Assoc.	4.500%		02/01/33		19		20,018
Federal National Mortgage Assoc.	4.500%		08/01/33		8		8,931
Federal National Mortgage Assoc.	4.519	%(a)	01/01/28		4		4,480
Federal National Mortgage Assoc.	5.000%		10/01/17		1		841
Federal National Mortgage Assoc.	5.000%		06/01/18		11		10,959
Federal National Mortgage Assoc.	5.000%		07/01/18		7		6,828
Federal National Mortgage Assoc.	5.000%		08/01/18		20		20,096
Federal National Mortgage Assoc.	5.000%		12/01/19		69		71,795
Federal National Mortgage Assoc.	5.000%		03/01/34		1,204		1,314,600
Federal National Mortgage Assoc.	5.000%		TBA		500		544,966
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	1,700		2,806,729
Federal National Mortgage Assoc.	5.500%		10/01/17		1		568
Federal National Mortgage Assoc.	5.500%		07/01/33		43		48,122
Federal National Mortgage Assoc.	5.500%		08/01/33		1		753
Federal National Mortgage Assoc.	5.500%		10/01/33		108		121,168
Federal National Mortgage Assoc.	5.500%		11/01/33		14		15,373
Federal National Mortgage Assoc.	5.500%		01/01/34		18		20,043
Federal National Mortgage Assoc.	5.500%		04/01/34		38		42,204
Federal National Mortgage Assoc.	5.500%		04/01/34		108		120,513
Federal National Mortgage Assoc.	5.500%		04/01/34		9		10,442
Federal National Mortgage Assoc.	5.500%		05/01/34		6		6,208
Federal National Mortgage Assoc.	5.500%		05/01/34		39		43,144
Federal National Mortgage Assoc.	5.500%		05/01/34		85		94,055
Federal National Mortgage Assoc.	5.500%		03/01/35		2,176		2,434,190
Federal National Mortgage Assoc.	6.000%		07/01/17		2		1,843
Federal National Mortgage Assoc.	6.000%		09/01/17		2		1,879
Federal National Mortgage Assoc.	6.000%		09/01/32		—	(l)	317
Federal National Mortgage Assoc.	6.000%		11/01/32		7		7,900
Federal National Mortgage Assoc.	6.000%		03/01/33		4		4,585
Federal National Mortgage Assoc.	6.000%		10/01/33		6		6,604
Federal National Mortgage Assoc.	6.000%		11/01/33		187		213,996
Federal National Mortgage Assoc.	6.000%		02/01/34		256		293,920
Federal National Mortgage Assoc.	6.000%		11/01/34		83		94,568
Federal National Mortgage Assoc.	6.000%		11/01/34		36		40,489
Federal National Mortgage Assoc.	6.000%		01/01/35		81		91,436
Federal National Mortgage Assoc.	6.000%		02/01/35		42		47,511
Federal National Mortgage Assoc.	6.000%		04/01/36		17		19,615
Federal National Mortgage Assoc.	6.000%		04/01/36		16		17,583
Federal National Mortgage Assoc.	6.000%		04/01/36		2		1,797
Federal National Mortgage Assoc.	6.000%		06/01/37		31		34,731
Federal National Mortgage Assoc.(k)(m)	6.250%		05/15/29		32,164		42,758,661
Federal National Mortgage Assoc.	6.500%		12/01/17		7		6,964
Federal National Mortgage Assoc.	6.500%		09/01/21		10		11,100
Federal National Mortgage Assoc.	6.500%		07/01/32		22		25,227
Federal National Mortgage Assoc.	6.500%		08/01/32		19		21,161
Federal National Mortgage Assoc.	6.500%		09/01/32		103		119,302
Federal National Mortgage Assoc.	6.500%		09/01/32		52		58,377
Federal National Mortgage Assoc.	6.500%		09/01/32		49		55,064
Federal National Mortgage Assoc.	6.500%		09/01/32		8		8,553
Federal National Mortgage Assoc.	6.500%		10/01/32		45		51,040
Federal National Mortgage Assoc.	6.500%		04/01/33		80		91,633
Federal National Mortgage Assoc.	6.500%		11/01/33		27		30,525

Federal National Mortgage Assoc.(k)(m)	6.625%		11/15/30	51,424		71,774,379
Federal National Mortgage Assoc.	7.000%		03/01/32	1		1,251
Federal National Mortgage Assoc.	7.000%		05/01/32	39		42,293
Federal National Mortgage Assoc.	7.000%		06/01/32	11		12,194
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	7,255		10,401,392
Financing Corp.	9.800%		04/06/18	300		330,368
Freddie Mac Strips Interest	2.095	%(j)	09/15/25	9,000		6,774,561
Freddie Mac Strips Interest	2.692	%(j)	03/15/30	200		128,206
Freddie Mac Strips Interest	3.280	%(j)	03/15/31	2,413		1,486,985
Freddie Mac Strips Interest	3.333	%(j)	07/15/31	3,620		2,195,867
Freddie Mac Strips Principal	2.753	%(j)	07/15/32	2,150		1,236,450
Freddie Mac Strips Principal	2.950	%(j)	03/15/31	8,557		5,252,483
Government National Mortgage Assoc.	3.000%		01/15/45	234		235,455
Government National Mortgage Assoc.	3.000%		03/15/45	53		52,909
Government National Mortgage Assoc.	3.000%		03/15/45	484		487,439
Government National Mortgage Assoc.	3.500%		10/15/40	547		567,484
Government National Mortgage Assoc.	4.500%		02/20/41	4,301		4,652,846
Government National Mortgage Assoc.	5.000%		08/20/39	1,355		1,493,366
Government National Mortgage Assoc.	5.500%		08/15/33	16		17,769
Government National Mortgage Assoc.	6.000%		01/15/33	24		27,565
Government National Mortgage Assoc.	6.000%		03/15/33	9		10,259
Government National Mortgage Assoc.	6.000%		05/15/33	11		11,965
Government National Mortgage Assoc.	6.000%		06/15/33	12		14,317
Government National Mortgage Assoc.	6.000%		12/15/33	26		29,052
Government National Mortgage Assoc.	6.500%		09/15/32	68		77,921
Government National Mortgage Assoc.	6.500%		09/15/32	122		138,881
Government National Mortgage Assoc.	6.500%		11/15/33	74		84,195
Government National Mortgage Assoc.	6.500%		11/15/33	158		179,400
Government National Mortgage Assoc.	6.500%		07/15/38	3		3,437
Government National Mortgage Assoc.	8.000%		08/20/31	1		685
Government National Mortgage Assoc.	8.500%		06/15/30	2		2,320
Government National Mortgage Assoc.	8.500%		06/15/30	—	(l)	381
Government National Mortgage Assoc.	8.500%		08/20/30	4		4,776
Hashemite Kingdom of Jordan Government AID Bond, US Gov’t. Gtd.	3.000%		06/30/25	2,555		2,613,867
Israel Government AID Bond, US Gov’t. Gtd.	2.081	%(j)	08/15/24	160		128,912
Israel Government AID Bond, US Gov’t. Gtd.	2.240	%(j)	02/15/26	514		389,547
Israel Government AID Bond, US Gov’t. Gtd.	2.247	%(j)	11/15/26	3,325		2,421,185
Israel Government AID Bond, US Gov’t. Gtd.	2.437	%(j)	08/15/27	6,365		4,462,387
Israel Government AID Bond, US Gov’t. Gtd.	5.500%		12/04/23	9,290		11,045,076
Israel Government AID Bond, US Gov’t. Gtd.	5.500%		09/18/33	10,938		14,176,239
Micron Semiconductor Asia Pte Ltd., US Gov’t. Gtd.	1.258%		01/15/19	1,129		1,121,105
Navient Solutions, Inc., Sr. Unsec’d. Notes	1.938	%(j)	10/03/22	1,179		1,016,501
New Valley Generation I, Pass-Through Certificates, Sec’d. Notes	7.299%		03/15/19	506		534,068
New Valley Generation IV, Pass-Through Certificates, Sec’d. Notes	4.687%		01/15/22	720		755,261
Overseas Private Investment Corp., US Gov’t. Gtd.	2.090%		05/15/28	3,000		2,833,020
Overseas Private Investment Corp., US Gov’t. Gtd., PO	0.000	%(a)(i)	04/09/20	3,000		3,047,775
Penta Aircraft Leasing 2013 LLC, US Gov’t. Gtd.	1.691%		04/29/25	3,715		3,611,077
Petroleos Mexicanos, US Gov’t. Gtd.	1.700%		12/20/22	6,118		6,015,253
Petroleos Mexicanos, US Gov’t. Gtd.	2.830%		02/15/24	499		507,337
Private Export Funding Corp., US Gov’t. Gtd.(f)	2.250%		03/15/20	1,000		1,016,330
Private Export Funding Corp., US Gov’t. Gtd.	2.450%		07/15/24	185		180,415
Private Export Funding Corp., US Gov’t. Gtd.	2.800%		05/15/22	500		513,158
Private Export Funding Corp., US Gov’t. Gtd.	3.250%		06/15/25	3,595		3,693,032
Private Export Funding Corp., US Gov’t. Gtd.	4.300%		12/15/21	3,242		3,556,769
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.969	%(j)	04/15/30	45		29,005
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	3.000	%(j)	01/15/30	452		295,603
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235%		07/15/45	1,022		1,149,530
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	2,459		3,205,297
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	1,864		2,652,670
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	1.901	%(j)	07/15/20	300		278,137

Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.301	%(j)	03/15/27	2,383	1,723,648
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.351	%(j)	09/15/27	2,037	1,393,522
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.716	%(j)	06/15/29	1,400	895,527
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.829	%(j)	11/01/25	17,000	12,972,649
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.964	%(j)	05/01/30	15,573	9,690,144
U.S. Department of Housing & Urban Development, US Gov’t. Gtd.	5.450%		08/01/19	1,117	1,128,804
Ukraine Government, USAID Bonds, US Gov’t. Gtd.	1.471%		09/29/21	18,000	17,617,914

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $704,293,689)					674,057,186

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds(h)(m)	2.875%		05/15/43	36,715	35,557,633
U.S. Treasury Bonds(m)	3.875%		08/15/40	30,000	34,496,490
U.S. Treasury Bonds(m)	4.250%		11/15/40	26,200	31,830,956
U.S. Treasury Notes	1.000%		11/15/19	300	296,531
U.S. Treasury Notes	1.875%		01/31/22	33,690	33,636,029
U.S. Treasury Notes	2.000%		11/15/26	9,168	8,810,237
U.S. Treasury Notes	2.250%		01/31/24	3,430	3,430,669
U.S. Treasury Strips Coupon(k)(m)	1.793	%(j)	11/15/27	40,000	29,948,640
U.S. Treasury Strips Coupon(k)	1.881	%(j)	05/15/31	13,800	9,186,991
U.S. Treasury Strips Coupon(k)	1.898	%(j)	08/15/29	13,800	9,742,966
U.S. Treasury Strips Coupon(k)	1.969	%(j)	02/15/32	40,000	25,908,400
U.S. Treasury Strips Coupon(k)	2.100	%(j)	11/15/35	27,600	15,618,343
U.S. Treasury Strips Coupon(k)(m)	2.143	%(j)	11/15/28	17,440	12,616,061
U.S. Treasury Strips Coupon(k)(m)	2.174	%(j)	05/15/29	42,370	30,129,095
U.S. Treasury Strips Coupon(k)(m)	2.264	%(j)	08/15/40	27,600	13,116,100

TOTAL U.S. TREASURY OBLIGATIONS (cost $322,219,699)					294,325,141

				Shares
PREFERRED STOCKS — 0.1%
Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.409%(a)				22,000	568,040
State Street Corp., 5.350%(a)				315,000	8,023,050

TOTAL PREFERRED STOCKS (cost $8,425,000)					8,591,090

COMMON STOCK
Oil, Gas & Consumable Fuels
Pacific Exploration & Production Corp. (Colombia) (cost $2,959,837)				73,017	3,150,743

TOTAL LONG-TERM INVESTMENTS (cost $18,902,387,367)					18,788,295,845

SHORT-TERM INVESTMENTS — 9.1%
AFFILIATED MUTUAL FUNDS — 8.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(n)				30,223,760	280,174,256
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(n)				803,162,867	803,162,867

Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $688,828,474; includes $688,388,721 of cash collateral for securities on loan)(n)(o)	688,778,218	688,915,973

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,774,109,446)		1,772,253,096

	Principal Amount (000)#
REPURCHASE AGREEMENTS(p) — 0.2%
Bank of America Corp. 3.26%, dated 11/18/16, due 02/21/17 in the amount of $22,846,794(b)	22,652	22,652,000
VOLT 3.31%, dated 12/15/16, due 03/15/17 in the amount of $24,198,806(b)	24,000	24,000,000

TOTAL REPURCHASE AGREEMENTS (cost $46,652,000)		46,652,000

TOTAL SHORT-TERM INVESTMENTS (cost $1,820,761,446)		1,818,905,096

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 103.8% (cost $20,723,148,813)(q)		20,607,200,941

	Notional Amount (000)#
OPTION WRITTEN*
Call Option
10 Year U.S. Treasury Notes Futures, expiring 02/24/17, Strike Price 125.00 (premiums received $388,339)	78,000	(390,000)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 103.8% (cost $20,722,760,474)		20,606,810,941
Liabilities in excess of other assets(r) — (3.8)%		(746,167,741)

NET ASSETS — 100.0%		$19,860,643,200

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AID	Agency for International Development
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average

EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.

(b)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $449,580,987 is approximately 2.3% of net assets.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $345,246,002 and 1.7% of net assets.
(d)	Interest rate not available as of January 31, 2017.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $41,930,528. The aggregate value, $42,506,131, is approximately 0.2% of net assets.
(f)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $672,811,090; cash collateral of $688,388,721 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(i)	Represents zero coupon bond or principal only security.
(j)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(l)	Less than $500 par.
(m)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(o)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(p)	Repurchase Agreements are collateralized by ABS (coupon rates 0.000% - 5.000%, maturity dates 03/26/46 - 11/26/46) and FHLMC (coupon rates 2.500% - 3.500%, maturity dates 01/01/28 - 04/01/46), with the aggregate value, including accrued interest, of $65,251,023.
(q)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$20,780,485,848

Appreciation	182,132,771
Depreciation	(355,417,678)

Net Unrealized Depreciation	$(173,284,907)

The book basis may differ from tax basis due to certain tax-related adjustments.

(r)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
60,695	5 Year U.S. Treasury Notes	Mar. 2017	$7,154,817,772	$7,153,948,945	$(868,827)
30,325	10 Year U.S. Treasury Notes	Mar. 2017	3,764,933,202	3,774,514,844	9,581,642
4,084	20 Year U.S. Treasury Bonds	Mar. 2017	614,374,856	616,045,875	1,671,019
9,474	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	1,530,712,031	1,522,353,375	(8,358,656)
140	10 Year Euro-Bund	Mar. 2017	24,691,096	24,502,834	(188,262)

					1,836,916

	Short Positions:
8,835	2 Year U.S. Treasury Notes	Mar. 2017	1,913,283,718	1,915,400,391	(2,116,673)
3,451	10 Year U.S. Ultra Treasury Bonds	Mar. 2017	461,458,817	462,973,219	(1,514,402)

					(3,631,075)

					$(1,794,159)

U.S. Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $159,066,158 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at January 31, 2017.

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	Goldman Sachs & Co.	AUD	41,757	$30,824,947	$31,615,907	$790,960
Brazilian Real, Expiring 02/02/17	Citigroup Global Markets	BRL	19,635	5,697,780	6,231,015	533,235
Expiring 02/02/17	Citigroup Global Markets	BRL	9,871	2,848,890	3,132,685	283,795
Expiring 02/02/17	Goldman Sachs & Co.	BRL	39,570	11,330,043	12,557,575	1,227,532
Expiring 02/02/17	Goldman Sachs & Co.	BRL	21,337	6,659,385	6,771,181	111,796
Expiring 02/02/17	Goldman Sachs & Co.	BRL	19,342	5,695,459	6,138,104	442,645
Expiring 02/02/17	Goldman Sachs & Co.	BRL	15,517	4,616,868	4,924,405	307,537
Expiring 02/02/17	Hong Kong & Shanghai Bank	BRL	83,468	24,080,269	26,488,602	2,408,333
Expiring 04/04/17	Citigroup Global Markets	BRL	45,644	14,088,441	14,251,894	163,453
Expiring 04/04/17	Credit Suisse First Boston Corp.	BRL	43,390	13,521,750	13,548,167	26,417
Expiring 04/04/17	JPMorgan Chase	BRL	54,726	16,872,919	17,087,644	214,725
Expiring 04/04/17	Toronto Dominion	BRL	26,238	8,099,460	8,192,671	93,211
Canadian Dollar, Expiring 04/12/17	Citigroup Global Markets	CAD	65,751	49,647,452	50,566,367	918,915
Euro, Expiring 04/27/17	Goldman Sachs & Co.	EUR	20,208	21,665,890	21,900,620	234,730
Indian Rupee, Expiring 03/08/17	Citigroup Global Markets	INR	228,874	3,338,791	3,358,127	19,336
Expiring 03/08/17	Hong Kong & Shanghai Bank	INR	567,573	8,310,005	8,327,648	17,643
Expiring 03/08/17	UBS AG	INR	1,144,115	16,676,849	16,786,885	110,036
Expiring 03/17/17	Barclays Capital Group	INR	1,144,115	16,686,335	16,765,511	79,176
Indonesian Rupiah, Expiring 03/20/17	Citigroup Global Markets	IDR	71,373,067	5,246,091	5,321,148	75,057
Expiring 07/17/17	Citigroup Global Markets	IDR	433,722,379	31,774,533	31,902,883	128,350
Malaysian Ringgit, Expiring 02/08/17	Bank of America	MYR	18,579	4,123,226	4,192,735	69,509
Expiring 02/08/17	Barclays Capital Group	MYR	10,306	2,442,641	2,325,782	(116,859)
Mexican Peso, Expiring 03/08/17	Citigroup Global Markets	MXN	245,288	11,456,009	11,704,691	248,682
Expiring 03/08/17	Citigroup Global Markets	MXN	48,697	2,229,472	2,323,742	94,270
Expiring 03/08/17	Goldman Sachs & Co.	MXN	149,460	6,847,591	7,131,969	284,378
Expiring 03/08/17	Goldman Sachs & Co.	MXN	113,367	5,512,687	5,409,652	(103,035)
New Zealand Dollar, Expiring 04/12/17	Bank of America	NZD	29,004	20,325,292	21,234,476	909,184

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.)
Expiring 04/12/17	Citigroup Global Markets	NZD	26,116	$18,607,200	$19,120,441	$513,241
Expiring 04/12/17	Citigroup Global Markets	NZD	16,265	11,447,276	11,908,437	461,161
Expiring 04/12/17	Goldman Sachs & Co.	NZD	44,352	31,764,900	32,471,528	706,628
Norwegian Krone, Expiring 04/21/17	JPMorgan Chase	NOK	258,729	30,929,179	31,388,469	459,290
Peruvian Nuevo Sol, Expiring 03/15/17	Citigroup Global Markets	PEN	18,880	5,594,225	5,746,701	152,476
Expiring 04/27/17	Citigroup Global Markets	PEN	5,035	1,477,920	1,525,996	48,076
Expiring 04/27/17	Citigroup Global Markets	PEN	2,564	752,855	777,003	24,148
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	1,368,308	21,205,199	22,710,876	1,505,677
Expiring 02/07/17	Bank of America	RUB	297,895	4,527,282	4,944,399	417,117
Expiring 02/07/17	Bank of America	RUB	268,050	4,073,180	4,449,033	375,853
Expiring 02/07/17	Goldman Sachs & Co.	RUB	512,119	8,014,377	8,500,034	485,657
Expiring 02/07/17	Goldman Sachs & Co.	RUB	434,593	6,858,568	7,213,283	354,715
Singapore Dollar, Expiring 03/16/17	Bank of America	SGD	24,601	17,081,097	17,461,889	380,792
Expiring 03/16/17	Bank of America	SGD	16,980	11,895,550	12,052,747	157,197
Expiring 03/16/17	Citigroup Global Markets	SGD	35,632	24,583,281	25,291,680	708,399
Expiring 03/16/17	Citigroup Global Markets	SGD	16,709	11,768,955	11,860,281	91,326
Expiring 03/16/17	Goldman Sachs & Co.	SGD	17,817	12,291,641	12,646,451	354,810
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	52,101	3,812,763	3,820,855	8,092
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	65,146	4,701,281	4,777,454	76,173
Swedish Krona, Expiring 04/21/17	Bank of America	SEK	181,219	20,425,519	20,803,071	377,552
Expiring 04/21/17	UBS AG	SEK	235,603	26,783,906	27,046,007	262,101
Expiring 04/21/17	UBS AG	SEK	84,825	9,644,937	9,737,521	92,584
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	197,469	5,553,042	5,607,455	54,413
Turkish Lira, Expiring 02/08/17	Citigroup Global Markets	TRY	26,279	7,269,340	6,950,453	(318,887)
Expiring 02/08/17	Goldman Sachs & Co.	TRY	27,246	7,174,450	7,206,123	31,673
Expiring 02/08/17	Goldman Sachs & Co.	TRY	27,183	7,174,450	7,189,424	14,974
Expiring 02/08/17	Goldman Sachs & Co.	TRY	23,513	6,205,339	6,218,946	13,607

				$672,236,787	$689,618,643	17,381,856

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	Bank of America	AUD	25,203	$18,940,850	$19,082,290	$(141,440)
Expiring 04/12/17	Citigroup Global Markets	AUD	7,115	5,349,687	5,387,055	(37,368)
Expiring 04/12/17	Goldman Sachs & Co.	AUD	18,860	14,174,713	14,279,422	(104,709)
Expiring 04/12/17	JPMorgan Chase	AUD	49,873	37,602,350	37,760,796	(158,446)
Brazilian Real, Expiring 02/02/17	Citigroup Global Markets	BRL	45,644	14,317,356	14,485,015	(167,659)
Expiring 02/02/17	Citigroup Global Markets	BRL	19,355	5,475,211	6,142,259	(667,048)
Expiring 02/02/17	Credit Suisse First Boston Corp.	BRL	43,390	13,744,043	13,769,777	(25,734)
Expiring 02/02/17	Goldman Sachs & Co.	BRL	19,388	5,475,211	6,152,684	(677,473)
Expiring 02/02/17	JPMorgan Chase	BRL	54,726	17,147,307	17,367,151	(219,844)
Expiring 02/02/17	Toronto Dominion	BRL	26,238	8,231,594	8,326,681	(95,087)
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	109,966	139,049,405	138,615,670	433,735
Expiring 04/27/17	UBS AG	GBP	23,960	29,934,728	30,202,017	(267,289)
Canadian Dollar, Expiring 04/12/17	Barclays Capital Group	CAD	42,137	31,864,700	32,405,833	(541,133)
Expiring 04/12/17	Barclays Capital Group	CAD	38,352	28,702,722	29,494,782	(792,060)
Expiring 04/12/17	Citigroup Global Markets	CAD	42,216	31,764,900	32,466,426	(701,526)
Chilean Peso, Expiring 02/15/17	Citigroup Global Markets	CLP	12,885,339	19,379,363	19,847,661	(468,298)
Expiring 03/13/17	Citigroup Global Markets	CLP	6,085,916	9,273,071	9,358,253	(85,182)
Expiring 03/13/17	JPMorgan Chase	CLP	6,085,916	9,273,212	9,358,253	(85,041)
Chinese Renminbi, Expiring 04/26/17	Citigroup Global Markets	CNH	102,898	14,909,585	14,865,794	43,791
Colombian Peso, Expiring 04/12/17	Citigroup Global Markets	COP	8,429,720	2,840,680	2,848,360	(7,680)
Euro, Expiring 04/12/17	Citigroup Global Markets	EUR	67,639	71,118,359	73,257,391	(2,139,032)
Expiring 04/27/17	Citigroup Global Markets	EUR	127,003	136,801,490	137,638,505	(837,015)
Expiring 04/27/17	Citigroup Global Markets	EUR	5,757	6,205,337	6,238,960	(33,623)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	52,119	56,137,197	56,483,502	(346,305)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	35,574	38,338,051	38,552,757	(214,706)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	26,000	27,909,700	28,177,384	(267,684)
Expiring 04/27/17	Morgan Stanley	EUR	9,187	9,861,946	9,956,252	(94,306)
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	3,163,501	11,001,760	11,043,760	(42,000)
Indian Rupee, Expiring 03/08/17	JPMorgan Chase	INR	627,518	9,176,924	9,207,179	(30,255)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Israeli Shekel, Expiring 04/21/17	JPMorgan Chase	ILS	9,606	$2,525,009	$2,553,783	$(28,774)
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	8,868,955	78,289,913	78,823,701	(533,788)
Expiring 04/27/17	Goldman Sachs & Co.	JPY	2,321,618	20,538,242	20,633,607	(95,365)
Malaysian Ringgit, Expiring 02/08/17	Barclays Capital Group	MYR	25,224	5,697,780	5,692,254	5,526
New Taiwanese Dollar, Expiring 03/08/17	Bank of America	TWD	473,678	14,810,755	15,125,449	(314,694)
Expiring 03/08/17	Citigroup Global Markets	TWD	297,472	9,212,516	9,498,866	(286,350)
Expiring 03/08/17	Citigroup Global Markets	TWD	295,865	9,308,607	9,447,539	(138,932)
Expiring 03/08/17	JPMorgan Chase	TWD	296,351	9,217,771	9,463,077	(245,306)
New Zealand Dollar, Expiring 04/12/17	Goldman Sachs & Co.	NZD	39,195	27,281,349	28,695,989	(1,414,640)
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	587,326	9,498,280	9,748,311	(250,031)
Expiring 02/07/17	Bank of America	RUB	582,999	9,675,925	9,676,485	(560)
Expiring 02/07/17	Bank of America	RUB	514,242	8,558,850	8,535,281	23,569
Singapore Dollar, Expiring 03/16/17	Citigroup Global Markets	SGD	89,551	61,783,722	63,563,882	(1,780,160)
Expiring 03/16/17	Citigroup Global Markets	SGD	13,223	9,191,878	9,385,442	(193,564)
Expiring 03/16/17	Citigroup Global Markets	SGD	13,032	9,161,942	9,250,173	(88,231)
Expiring 03/16/17	Citigroup Global Markets	SGD	12,853	9,010,928	9,122,810	(111,882)
Expiring 03/16/17	Citigroup Global Markets	SGD	9,518	6,709,158	6,755,910	(46,752)
South African Rand, Expiring 04/07/17	Goldman Sachs & Co.	ZAR	394,101	28,154,673	28,901,357	(746,684)
South Korean Won, Expiring 03/21/17	Bank of America	KRW	10,921,553	9,187,813	9,402,234	(214,421)
Expiring 03/21/17	Hong Kong & Shanghai Bank	KRW	20,618,551	17,630,227	17,750,263	(120,036)
Swiss Franc, Expiring 04/27/17	Citigroup Global Markets	CHF	78,391	78,852,572	79,617,956	(765,384)
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	182,358	5,168,153	5,178,370	(10,217)
Turkish Lira, Expiring 02/08/17	Citigroup Global Markets	TRY	22,514	5,942,400	5,954,729	(12,329)
Expiring 02/08/17	Citigroup Global Markets	TRY	13,642	3,853,805	3,608,150	245,655
Expiring 02/08/17	Goldman Sachs & Co.	TRY	32,564	9,152,696	8,612,844	539,852
Expiring 02/08/17	Goldman Sachs & Co.	TRY	28,259	8,014,377	7,474,048	540,329

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/08/17	Goldman Sachs & Co.	TRY	26,308	$7,716,975	$6,958,059	$758,916
Expiring 02/08/17	Goldman Sachs & Co.	TRY	19,687	5,512,688	5,207,072	305,616
Expiring 02/08/17	Goldman Sachs & Co.	TRY	7,611	1,995,151	2,013,035	(17,884)
Expiring 02/08/17	Goldman Sachs & Co.	TRY	5,729	1,669,187	1,515,284	153,903
Expiring 02/08/17	Goldman Sachs & Co.	TRY	4,518	1,325,647	1,195,040	130,607
Expiring 02/08/17	UBS AG	TRY	1,518	448,975	401,487	47,488

				$1,309,099,416	$1,322,534,356	(13,434,940)

						$3,946,916

Cross currency exchange contracts outstanding at January 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
03/08/17	Buy	MXN	123,376	EUR	5,358	$94,761	Citigroup Global Markets
03/09/17	Buy	MXN	114,234	EUR	5,226	(199,795)	Hong Kong & Shanghai Bank
03/09/17	Buy	MXN	114,346	EUR	5,226	(194,435)	Barclays Capital Group
04/07/17	Buy	ZAR	52,226	EUR	3,572	(37,545)	Citigroup Global Markets
04/12/17	Buy	AUD	16,726	GBP	10,057	(9,704)	UBS AG
04/12/17	Buy	AUD	16,699	GBP	10,057	(29,807)	UBS AG
04/12/17	Buy	AUD	27,821	EUR	19,443	6,404	JPMorgan Chase
04/12/17	Buy	CAD	24,247	NZD	26,400	(680,654)	Bank of America
04/12/17	Buy	CZK	1,032,428	EUR	38,484	(197,669)	JPMorgan Chase
04/12/17	Buy	GBP	9,061	CAD	15,062	(165,287)	Goldman Sachs & Co.
04/21/17	Buy	HUF	2,486,166	EUR	8,020	(10,130)	Citigroup Global Markets
04/21/17	Buy	NOK	137,449	GBP	13,185	57,600	Goldman Sachs & Co.
04/21/17	Buy	NOK	172,328	EUR	19,344	(51,700)	Bank of America
04/27/17	Buy	CHF	19,700	EUR	18,471	(9,498)	Citigroup Global Markets
04/27/17	Buy	CHF	19,700	JPY	2,261,879	(94,526)	Citigroup Global Markets
04/27/17	Buy	CHF	19,760	EUR	18,554	(38,694)	JPMorgan Chase
04/27/17	Buy	EUR	19,141	JPY	2,354,794	(184,308)	Bank of America
04/27/17	Buy	EUR	13,812	GBP	11,792	104,695	Goldman Sachs & Co.
04/27/17	Buy	GBP	21,165	EUR	24,554	68,143	Bank of America

						$(1,572,149)

Credit default swap agreements outstanding at January 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC packaged credit default swaps on corporate and/or sovereign Issues—Buy Protection(1)*:
Federation of Malaysia	12/20/21	1.000%	4,000	1.319%	$53,561	$6,333	$47,228	Deutsche Bank AG
Federation of Russia	12/20/21	1.000%	11,000	1.819%	397,594	17,417	380,177	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%	9,000	1.119%	38,285	14,250	24,035	Deutsche Bank AG
Republic of Argentina	12/20/21	1.000%	3,000	3.920%	376,673	4,666	372,007	Deutsche Bank AG
Republic of Brazil	12/20/21	1.000%	15,000	2.462%	968,109	23,750	944,359	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	3,000	0.826%	(27,796)	4,750	(32,546)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	3,000	1.531%	69,332	4,750	64,582	Deutsche Bank AG
Republic of Indonesia	12/20/21	1.000%	4,000	1.517%	89,181	6,333	82,848	Deutsche Bank AG
Republic of Mexico	12/20/21	1.000%	11,000	1.655%	315,593	17,416	298,177	Deutsche Bank AG
Republic of Panama	12/20/21	1.000%	3,000	1.285%	35,762	4,750	31,012	Deutsche Bank AG
Republic of Peru	12/20/21	1.000%	3,000	1.098%	10,008	4,750	5,258	Deutsche Bank AG
Republic of Philippines	12/20/21	1.000%	3,000	0.998%	(3,819)	4,750	(8,569)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%	10,000	2.099%	485,390	15,833	469,557	Deutsche Bank AG
Republic of Turkey	12/20/21	1.000%	15,000	2.639%	1,075,980	23,750	1,052,230	Deutsche Bank AG
Republic of Venezuela	12/20/21	1.000%	3,000	35.482%	1,849,639	4,750	1,844,889	Deutsche Bank AG

					$5,733,492	$158,248	$5,575,244

OTC packaged credit default swaps on credit indices—Sell Protection(2)*:
CDX.EM.26.V1	12/20/21	1.000%	100,000	N/A	$(5,892,575)	$(308,333)	$(5,584,242)	Deutsche Bank AG

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund sold protection on an Emerging Market CDX Index and bought protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(c):
Ameriquest Home Equity	02/28/17	1.500%	4,642	$5,992	$—	$5,992	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	3,071	3,964	—	3,964	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	3,199	4,129	—	4,129	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	2,441	3,150	—	3,150	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	4,833	6,239	—	6,239	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	2,236	2,886	—	2,886	Goldman Sachs & Co.
Bank of America Prime Mortgage	02/28/17	1.500%	10,279	13,267	—	13,267	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	02/28/17	1.500%	2,102	2,714	—	2,714	Goldman Sachs & Co.
BSABS	02/28/17	1.500%	7,588	9,794	—	9,794	Goldman Sachs & Co.
Chase Mortgage	02/28/17	1.500%	2,891	3,732	—	3,732	Goldman Sachs & Co.
Chase Mortgage	02/28/17	1.500%	7,479	9,653	—	9,653	Goldman Sachs & Co.
Chase Mortgage	02/28/17	1.500%	7,452	9,618	—	9,618	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	6,782	9,037	—	9,037	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	7,401	9,862	—	9,862	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(c) (cont’d.):
COMM Mortgage Trust	02/22/17	1.500%	3,681	$4,905	$—	$4,905	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	924	1,231	—	1,231	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	856	1,141	—	1,141	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	1,752	2,335	—	2,335	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	02/22/17	1.500%	1,544	2,057	—	2,057	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	02/22/17	1.500%	1,062	1,415	—	1,415	Goldman Sachs & Co.
Countrywide Home Equity	02/28/17	1.500%	2,759	3,561	—	3,561	Goldman Sachs & Co.
Countrywide Home Equity	02/28/17	1.500%	3,110	4,014	—	4,014	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	4,198	5,576	—	5,576	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	1,354	1,797	—	1,797	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	15,641	20,756	—	20,756	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	6,573	8,759	—	8,759	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	2,509	3,343	—	3,343	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	1,406	1,873	—	1,873	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	1,614	2,151	—	2,151	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	3,681	4,905	—	4,905	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	993	1,323	—	1,323	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	2,923	3,895	—	3,895	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	1,821	2,426	—	2,426	Goldman Sachs & Co.
GSAMP Home Equity	02/28/17	1.500%	3,080	3,975	—	3,975	Goldman Sachs & Co.
IndyMac Subprime Mortgage	02/28/17	1.500%	2,573	3,320	—	3,320	Goldman Sachs & Co.
IndyMac Subprime Mortgage	02/28/17	1.500%	6,787	8,760	—	8,760	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/22/17	1.500%	3,472	4,627	—	4,627	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/22/17	1.500%	993	1,323	—	1,323	Goldman Sachs & Co.
Lehman Home Equity	02/28/17	1.500%	5,892	7,605	—	7,605	Goldman Sachs & Co.
LNR CDO Ltd.	02/13/17	1.500%	27,334	39,833	(1,139)	40,972	Goldman Sachs & Co.
Long Beach Home Equity	02/28/17	1.500%	5,607	7,237	—	7,237	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	7,194	9,586	—	9,586	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	993	1,323	—	1,323	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	1,338	1,783	—	1,783	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	1,544	2,057	—	2,057	Goldman Sachs & Co.
Morgan Stanley Home Equity	02/28/17	1.500%	2,421	3,125	—	3,125	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	2,740	3,537	—	3,537	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	3,218	4,154	—	4,154	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(c) (cont’d.):
New Century Home Equity	02/28/17	1.500%	3,285	$4,240	$—	$4,240	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	5,283	6,819	—	6,819	Goldman Sachs & Co.
Option One Home Equity	02/28/17	1.500%	9,925	12,810	—	12,810	Goldman Sachs & Co.
UBS Barclays Commercial Mortgage Trust	02/22/17	1.500%	718	957	—	957	Goldman Sachs & Co.
Wells Fargo Home Equity	02/28/17	1.500%	2,068	2,670	—	2,670	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	856	1,141	—	1,141	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	993	1,323	—	1,323	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	1,821	2,425	—	2,425	Goldman Sachs & Co.

				$306,130	$(1,139)	$307,269

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%	25,530	0.626%	$369,163	$352,110	$(17,053)
Anadarko Petroleum Corp.	06/20/21	1.000%	23,015	1.012%	(1,735,106)	(21,128)	1,713,978
AT&T, Inc.	06/20/21	1.000%	53,920	0.755%	388,604	534,239	145,635
Barrick Gold Corp.	06/20/21	1.000%	20,265	1.043%	(526,870)	(67,178)	459,692
CIT Group, Inc.	06/20/18	5.000%	63,175	0.490%	4,038,057	3,910,912	(127,145)
Devon Energy Corp.	06/20/20	1.000%	5,785	0.740%	(477,430)	46,228	523,658
Eastman Chemical Co.	06/20/21	1.000%	34,085	0.600%	327,900	504,900	177,000
Ford Motor Co.	06/20/21	5.000%	84,000	1.189%	14,612,255	12,786,228	(1,826,027)
General Motors Co.	06/20/19	5.000%	25,315	0.620%	2,849,717	2,552,132	(297,585)

					$19,846,290	$20,598,443	$752,153

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Italy	12/20/21	1.000%	50,000	1.524%	$1,121,233	$1,084,473	$36,760	Deutsche Bank AG

OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Husky Energy, Inc.	06/20/20	1.000%	13,690	1.055%	$(8,257)	$(563,759)	$555,502	Morgan Stanley
Kingdom of Saudi Arabia	12/20/21	1.000%	3,700	1.126%	(17,193)	(70,319)	53,126	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%	20,000	1.168%	(137,644)	(315,815)	178,171	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%	29,510	1.24%	(62,130)	(2,262,671)	2,200,541	Morgan Stanley
Republic of Indonesia	12/20/21	1.000%	49,750	1.517%	(1,109,192)	(1,167,237)	58,045	Citigroup Global Markets
Republic of Ireland	06/20/23	1.000%	13,000	0.823%	151,552	176,252	(24,700)	Goldman Sachs & Co.
Republic of Italy	06/20/17	1.000%	10,000	0.694%	23,755	51,691	(27,936)	Goldman Sachs & Co.
Republic of Italy	12/20/18	1.000%	10,000	1.101%	(6,779)	71,446	(78,225)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	29,050	1.508%	(472,950)	134,779	(607,729)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	15,500	1.508%	(252,348)	44,649	(296,997)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%	25,000	1.638%	(619,769)	(331,366)	(288,403)	JPMorgan Chase
Republic of Italy	12/20/21	1.000%	50,000	1.711%	(1,531,904)	(1,381,930)	(149,974)	Hong Kong & Shanghai Bank

					$(4,042,859)	$(5,614,280)	$1,571,421

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.27.V1	12/20/21	5.000%	50,000	$2,206,611	$3,152,250	$945,639

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	27,000	$(151,049)	$315,790	$(466,839)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(100,699)	(25,500)	(75,199)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(100,699)	(11,250)	(89,449)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	44,500	(248,951)	(2,723,918)	2,474,967	Credit Suisse First Boston Corp.

				$(601,398)	$(2,444,878)	$1,843,480

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	$668,995	$53,984	$615,011
1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	172,606	(182,593)	355,199
3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	259,422	(258,836)	518,258
16,667	3 Month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	1,627,634	—	1,627,634
8,398	3 Month LIBOR	JPY	1,000,000	3 Month JPY LIBOR minus 43.25 bps	Hong Kong & Shanghai Bank	02/10/17	(449,739)	—	(449,739)
1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	323,180	—	323,180
109,730	3 Month LIBOR	EUR	95,500	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	6,981,947	—	6,981,947
1,351	1 Month LIBOR plus 88 bps	MXN	20,000	28 Day Mexican Interbank Rate	JPMorgan Chase	03/08/17	390,672	—	390,672
1,700	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 46.75 bps	JPMorgan Chase	05/03/17	(65,356)	—	(65,356)
65,308	3 Month LIBOR	EUR	58,500	3 Month EURIBOR minus 37.00 bps	JPMorgan Chase	10/17/17	2,213,723	—	2,213,723
4,138	3 Month LIBOR plus 54.25 bps	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	(300,319)	—	(300,319)
25,668	3 Month LIBOR	EUR	23,000	3 Month EURIBOR minus 38.15 bps	JPMorgan Chase	04/27/19	834,107	—	834,107
12,037	3 Month LIBOR	EUR	10,800	(0.613)%	JPMorgan Chase	02/22/20	482,839	—	482,839
15,624	3 Month LIBOR	EUR	14,000	3 Month EURIBOR minus 44.30 bps	JPMorgan Chase	04/27/21	534,571	—	534,571

							$13,674,282	$(387,445)	$14,061,727

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	41,160	10/26/18	1.765%		3 Month BBSW(1)	$185	$56,210	$56,025
AUD	60,370	10/27/18	1.793%		3 Month BBSW(1)	218	62,011	61,793
AUD	273,180	11/29/18	1.900%		3 Month BBSW(1)	572	(68,391)	(68,963)
AUD	33,540	10/26/21	2.115%		6 Month BBSW(2)	219	(443,952)	(444,171)
AUD	159,130	10/27/21	2.173%		6 Month BBSW(2)	(32,322)	(1,799,504)	(1,767,182)
AUD	49,690	10/27/21	2.125%		6 Month BBSW(2)	268	(642,846)	(643,114)
AUD	340,170	11/29/21	2.458%		6 Month BBSW(2)	(1,255)	(671,424)	(670,169)
AUD	13,120	10/27/26	2.355%		6 Month BBSW(1)	187	524,819	524,632
AUD	60,000	11/29/26	2.823%		6 Month BBSW(1)	435	576,265	575,830
EUR	9,900	08/01/19	0.346%		1 Day EONIA(1)	112	(207,293)	(207,405)
EUR	49,150	09/20/21	(0.353%	)	1 Day EONIA(1)	389	684,997	684,608
EUR	34,300	06/20/24	(0.050%	)	1 Day EONIA(1)	447	838,963	838,516
EUR	40,225	09/13/24	(0.104%	)	1 Day EONIA(1)	493	1,338,422	1,337,929
EUR	30,720	02/15/26	0.337%		1 Day EONIA(1)	395	500,497	500,102
EUR	48,680	02/23/26	0.324%		1 Day EONIA(1)	(628,615)	501,094	1,129,709
EUR	22,400	02/01/27	0.612%		1 Day EONIA(1)	333	(4,248)	(4,581)

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
EUR	9,700	10/26/35	1.248%		1 Day EONIA(1)	$306	$(165,030)	$(165,336)
EUR	4,775	03/04/36	0.865%		1 Day EONIA(1)	(2,839)	244,458	247,297
EUR	2,200	04/11/36	0.962%		6 Month EURIBOR(1)	205	158,034	157,829
GBP	25,500	02/23/21	0.639%		1 Day SONIA(1)	357	(157,523)	(157,880)
GBP	3,000	06/07/21	1.620%		1 Day SONIA(1)	203	(195,770)	(195,973)
MXN	311,700	12/27/24	5.795%		28 Day Mexican Interbank Rate(2)	93,754	(1,790,342)	(1,884,096)
MXN	1,151,900	10/15/26	6.445%		28 Day Mexican Interbank Rate(2)	500	(5,513,322)	(5,513,822)
MXN	915,470	12/09/26	7.780%		28 Day Mexican Interbank Rate(2)	(909,689)	(199,248)	710,441
NZD	386,820	12/15/17	2.125%		3 Month BBR(2)	358	(34,212)	(34,570)
NZD	103,430	11/01/26	2.835%		3 Month BBR(2)	(283,324)	(4,626,178)	(4,342,854)
	1,807,730	02/18/17	0.466%		1 Day USOIS(1)	1,777	260,733	258,956
	831,330	08/19/17	0.524%		1 Day USOIS(1)	898	974,995	974,097
	3,488,530	09/09/17	0.539%		1 Day USOIS(1)	466,847	4,602,692	4,135,845
	940,620	10/21/17	0.590%		1 Day USOIS(1)	1,270	1,397,169	1,395,899
	931,420	11/01/17	0.639%		1 Day USOIS(1)	2,246	1,067,572	1,065,326
	1,858,510	11/14/17	0.675%		1 Day USOIS(1)	(164,560)	1,855,183	2,019,743
	930,220	11/22/17	0.716%		1 Day USOIS(1)	2,243	673,796	671,553
	580,000	09/30/18	0.655%		1 Day USOIS(1)	1,616	3,862,533	3,860,917
	199,390	09/30/18	0.747%		1 Day USOIS(1)	599	1,008,321	1,007,722
	932,595	11/17/18	1.080%		1 Day USOIS(1)	2,248	1,954,566	1,952,318
	1,402,075	11/18/18	0.911%		1 Day USOIS(1)	(77,008)	3,453,671	3,530,679
	610,400	11/22/18	1.297%		3 Month LIBOR(1)	1,548	1,613,493	1,611,945
	1,011,770	05/31/21	1.849%		3 Month LIBOR(2)	4,289	(3,228,439)	(3,232,728)
	1,006,293	05/31/21	1.948%		3 Month LIBOR(2)	4,266	769,561	765,295
	93,655	05/31/21	1.994%		3 Month LIBOR(1)	396	(246,779)	(247,175)
	1,030,225	12/31/21	1.370%		3 Month LIBOR(1)	5,727	29,038,626	29,032,899
	953,800	05/31/22	2.237%		3 Month LIBOR(1)	(992,535)	(10,932,152)	(9,939,617)
	696,950	05/31/22	1.741%		3 Month LIBOR(1)	4,882,980	9,685,719	4,802,739
	677,300	08/31/22	2.013%		3 Month LIBOR(1)	(2,037,979)	837,976	2,875,955
	230,700	08/31/22	1.788%		3 Month LIBOR(1)	1,395	3,062,699	3,061,304
	193,200	11/30/22	1.982%		3 Month LIBOR(1)	1,193	885,379	884,186
	138,600	12/31/22	1.409%		3 Month LIBOR(1)	907	5,178,819	5,177,912
	133,800	12/31/22	1.416%		3 Month LIBOR(1)	880	4,945,805	4,944,925
	107,800	12/31/22	1.405%		3 Month LIBOR(1)	739	4,052,023	4,051,284
	75,200	12/31/22	1.406%		3 Month LIBOR(1)	561	2,820,399	2,819,838
	72,000	12/31/22	1.495%		3 Month LIBOR(1)	543	2,339,516	2,338,973
	42,000	12/31/22	1.412%		3 Month LIBOR(1)	380	1,562,934	1,562,554
	3,750	12/31/22	1.480%		3 Month LIBOR(1)	171	125,004	124,833
	105,000	04/05/23	1.424%		3 Month LIBOR(1)	724	4,154,342	4,153,618
	160,365	05/31/23	1.578%		3 Month LIBOR(1)	(302,379)	5,135,283	5,437,662
	126,600	05/31/23	1.588%		3 Month LIBOR(1)	842	3,980,855	3,980,013
	112,765	05/31/23	1.394%		3 Month LIBOR(1)	765	4,862,471	4,861,706
	112,765	05/31/23	1.395%		3 Month LIBOR(1)	766	4,855,077	4,854,311
	111,950	05/31/23	1.513%		3 Month LIBOR(1)	762	4,025,498	4,024,736
	107,725	05/31/23	1.578%		3 Month LIBOR(1)	738	3,449,620	3,448,882
	64,340	05/31/23	1.584%		3 Month LIBOR(1)	501	2,038,921	2,038,420
	250,000	06/02/23	1.540%		3 Month LIBOR(1)	1,965	8,598,121	8,596,156
	821,503	08/02/23	—	(3)	— (3)	32,343	1,010,079	977,736
	534,560	08/02/23	—	(4)	— (4)	(201,256)	570,138	771,394
	275,365	08/03/23	—	(5)	— (5)	(189,119)	318,106	507,225
	185,090	08/15/23	1.459%		3 Month LIBOR(2)	1,080	(7,687,626)	(7,688,706)
	142,200	08/15/23	1.406%		3 Month LIBOR(1)	926	6,369,569	6,368,643
	125,000	08/15/23	1.408%		3 Month LIBOR(1)	832	5,583,937	5,583,105
	62,400	08/15/23	1.034%		1 Day USOIS(1)	491	2,760,173	2,759,682
	15,500	08/15/23	0.887%		1 Day USOIS(1)	234	829,996	829,762

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
646,129	11/15/23	2.209%	3 Month LIBOR(1)	$3,668	$(1,340,427)	$(1,344,095)
630,360	11/15/23	2.217%	3 Month LIBOR(1)	3,592	(1,610,233)	(1,613,825)
464,824	08/15/26	2.391%	3 Month LIBOR(2)	3,524	1,506,558	1,503,034
223,095	11/15/41	1.869%	3 Month LIBOR(1)	707,338	32,430,666	31,723,328
44,800	02/15/42	1.369%	1 Day USOIS(1)	961	7,182,064	7,181,103
27,780	09/27/46	1.380%	1 Day USOIS(1)	657	4,914,840	4,914,183

				$425,484	$156,526,329	$156,100,845

U.S. Government Agency Obligations and U.S. Treasury Obligations with a combined market value of $312,076,223 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at January 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.50 bps.
(4)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(5)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Total return swap agreements outstanding at January 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
JPMorgan Chase	01/12/41	2,346	Pay fixed payment based on 1 Month LIBOR and receive variable payments based on IOS.FN30.500.10 Index	$13,297	$(7,390)	$20,687
Credit Suisse First Boston Corp.	01/12/41	52,297	Receive fixed payments based on the IOS.FN30.450.10 Index and pay variable payments based on 1 Month LIBOR	274,635	(157,855)	432,490

				$287,932	$(165,245)	$453,177

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,845,826,064	$—
Non-Residential Mortgage-Backed Securities	—	501,822,349	—
Residential Mortgage-Backed Securities	—	621,919,315	—
Bank Loans	—	316,062,640	13,080,407
Commercial Mortgage-Backed Securities	—	1,800,876,661	—
Corporate Bonds	—	8,605,924,956	—
Municipal Bonds	—	152,353,514	—
Non-Corporate Foreign Agencies	—	642,611,768	—
Residential Mortgage-Backed Securities	—	922,348,540	331,859,465
Sovereign Bonds	—	1,053,486,006	—
U.S. Government Agency Obligations	—	674,057,186	—
U.S. Treasury Obligations	—	294,325,141	—
Preferred Stocks	8,591,090	—	—
Common Stock	3,150,743	—	—
Affiliated Mutual Funds	1,772,253,096	—	—
Repurchase Agreements	—	46,652,000	—
Option Written	(390,000)	—	—
Other Financial Instruments*
Futures Contracts	(1,794,159)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	3,946,916	—
OTC Cross Currency Exchange Contracts	—	(1,572,149)	—
OTC Credit Default Swap Agreements	—	(3,682,107)	306,130
Centrally Cleared Credit Default Swap Agreements	—	1,697,792	—
OTC Currency Swap Agreements	—	13,674,282	—
Centrally Cleared Interest Rate Swap Agreements	—	156,100,845	—
OTC Total Return Swap Agreements	—	287,932	—

Total	$1,781,810,770	$18,648,719,651	$345,246,002

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities - Collateralized Loan Obligations	Asset-Backed Securities - Non-Residential Mortgage-Backed Securities	Asset-Backed Securities - Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Credit Default Swap Agreements		Forward Rate Agreements
Balance as of 10/31/16	$478,620,228	$10,501,260	$35,120,935	$34,439,867	$4,111,431	$106,520,150	$194,811		$(62,049)
Realized gain (loss)	—	—	—	(6,905)	—	40,507	—	***	—	***
Change in unrealized appreciation (depreciation)**	—	—	—	211,402	—	204,588	111,319		62,049
Purchases/Exchanges/Issuances	—	—	—	—	—	264,195,299	—		—
Sales/Paydowns	—	—	—	(23,761,976)	—	(21,528,763)	—		—
Accrued discount/premium	—	—	—	3,688	—	33,810	—		—
Transfers into Level 3	—	—	—	2,194,331	—	18,234,022	—		—
Transfers out of Level 3	(478,620,228)	(10,501,260)	(35,120,935)	—	(4,111,431)	(35,840,148)	—		—

Balance as of 1/31/17	$—	$—	$—	$13,080,407	$—	$331,859,465	$306,130		$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $677,855 was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $220,838.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2017	Valuation Methodology	Unobservable Inputs
Bank Loans	$13,080,407	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	331,859,465	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	306,130	Market Approach	Single Broker Indicative Quote

	$345,246,002

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities - Collateralized Loan Obligations	$478,620,228	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities - Non-Residential Mortgage-Backed Securities	$10,501,260	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities - Residential Mortgage-Backed Securities	$35,120,935	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$4,111,431	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$35,840,148	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	$2,194,331	L2 to L3	Multiple Broker Quote to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$18,234,022	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 1/31/17
Credit contracts	$(1,678,185)
Foreign exchange contracts	2,374,767
Interest rate contracts	167,878,900

$168,575,482

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and managed by PI. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities and Exchange Commission, a series of the Prudential Investment Portfolios 2, registered under the 1940 ACT and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs Secretary of the Fund

Date         March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker Stuart S. Parker President and Principal Executive Officer

Date         March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam M. Sadiq Peshimam Treasurer and Principal Financial and Accounting Officer

Date         March 22, 2017

*	Print the name and title of each signing officer under his or her signature.